UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04087

Manning & Napier Fund, Inc.

 (Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices)(Zip Code)

Paul J. Battaglia, 290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023 through April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1: Reports to Stockholders.

(a)

www.manning-napier.com

Manning & Napier Fund, Inc.

Disciplined Value Series

Disciplined Value Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/23	ENDING ACCOUNT VALUE 4/30/24	EXPENSES PAID DURING PERIOD* 11/1/23 - 4/30/24	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,178.80	$4.50	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.17	0.83%
Class I
Actual	$1,000.00	$1,180.80	$3.25	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02	0.60%
Class W
Actual	$1,000.00	$1,182.90	$0.81	0.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.12	$0.75	0.15%
Class Z
Actual	$1,000.00	$1,181.70	$2.44	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.26	0.45%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

Disciplined Value Series

Portfolio Composition as of April 30, 2024

(unaudited)

Sector Allocation[1]

1As a percentage of net assets.

2

Disciplined Value Series

Investment Portfolio - April 30, 2024

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 98.8%

Communication Services - 1.5%
Media - 1.5%
Fox Corp. - Class A	31,145	$965,806
The Interpublic Group of Companies, Inc.	27,074	824,133
Omnicom Group, Inc.	12,972	1,204,320
Total Communication Services		2,994,259
Consumer Discretionary - 4.5%
Broadline Retail - 0.8%
eBay, Inc.	29,695	1,530,480
Distributors - 1.0%
Genuine Parts Co.	8,366	1,315,219
LKQ Corp.	18,563	800,622
		2,115,841
Specialty Retail - 2.0%
Best Buy Co., Inc.	14,045	1,034,274
Dick’s Sporting Goods, Inc.	5,408	1,086,684
Penske Automotive Group, Inc.	4,833	739,014
Williams-Sonoma, Inc.	3,939	1,129,626
		3,989,598
Textiles, Apparel & Luxury Goods - 0.7%
Ralph Lauren Corp.	4,923	805,600
Tapestry, Inc.	17,815	711,175
		1,516,775
Total Consumer Discretionary		9,152,694
Consumer Staples - 8.4%
Beverages - 0.4%
Molson Coors Beverage Co. - Class B	14,729	843,383
Consumer Staples Distribution & Retail - 0.9%
Sysco Corp.	25,021	1,859,561
Food Products - 5.2%
Archer-Daniels-Midland Co.	28,223	1,655,561
Bunge Global S.A	9,895	1,006,915
Campbell Soup Co.	20,340	929,741
Conagra Brands, Inc.	31,908	982,128
General Mills, Inc.	26,704	1,881,564
The Hershey Co.	10,166	1,971,391
The Kraft Heinz Co.	53,975	2,083,975
		10,511,275
Household Products - 1.0%
Kimberly-Clark Corp.	14,657	2,001,120
Personal Care Products - 0.9%
Kenvue, Inc.	96,956	1,824,712
Total Consumer Staples		17,040,051
Energy - 18.7%
Energy Equipment & Services - 2.3%
Halliburton Co.	47,133	1,766,074
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Energy Equipment & Services (continued)
Schlumberger N.V	58,846	$2,794,008
		4,560,082
Oil, Gas & Consumable Fuels - 16.4%
Chesapeake Energy Corp.	9,672	869,319
Chevron Corp.	45,816	7,388,746
ConocoPhillips.	37,071	4,656,859
Coterra Energy, Inc.	47,076	1,287,999
Exxon Mobil Corp.	60,362	7,139,014
HF Sinclair Corp.	14,422	782,394
Marathon Oil Corp.	38,864	1,043,498
Marathon Petroleum Corp.	17,354	3,153,569
Ovintiv, Inc.	18,925	971,231
Permian Resources Corp.	52,958	887,047
Phillips 66	17,706	2,535,676
Valero Energy Corp.	14,614	2,336,340
		33,051,692
Total Energy		37,611,774
Financials - 20.9%
Banks - 17.3%
Bank of America Corp.	190,456	7,048,777
Citigroup, Inc.	70,557	4,327,261
East West Bancorp, Inc.	9,961	741,995
Fifth Third Bancorp	39,194	1,429,013
Huntington Bancshares, Inc.	92,420	1,244,897
JPMorgan Chase & Co.	36,954	7,085,560
The PNC Financial Services Group, Inc.	16,188	2,480,973
Truist Financial Corp.	58,785	2,207,377
U.S. Bancorp	66,113	2,686,171
Wells Fargo & Co.	94,250	5,590,910
		34,842,934
Insurance - 3.6%
Cincinnati Financial Corp.	9,904	1,145,794
Everest Group Ltd.	2,860	1,047,932
The Hartford Financial Services Group, Inc.	16,216	1,571,168
The Travelers Companies, Inc.	11,430	2,424,989
W. R. Berkley Corp.	15,340	1,180,720
		7,370,603
Total Financials		42,213,537
Health Care - 15.0%
Biotechnology - 1.6%
Gilead Sciences, Inc.	49,468	3,225,314
Health Care Equipment & Supplies - 3.2%
Becton Dickinson & Co.	11,671	2,738,017
Medtronic plc	47,618	3,820,868
Solventum Corp.*	1	32
		6,558,917

The accompanying notes are an integral part of the financial statements.

3

Disciplined Value Series

Investment Portfolio - April 30, 2024

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services - 4.0%
Quest Diagnostics, Inc.	7,401	$1,022,670
UnitedHealth Group, Inc.	14,462	6,995,270
		8,017,940
Pharmaceuticals - 6.2%
Bristol-Myers Squibb Co.	75,274	3,307,540
Johnson & Johnson.	49,507	7,158,217
Royalty Pharma plc - Class A	38,952	1,078,970
Viatris, Inc.	82,704	956,885
		12,501,612
Total Health Care		30,303,783
Industrials - 19.0%
Aerospace & Defense - 4.6%
Huntington Ingalls Industries, Inc.	2,914	806,974
Lockheed Martin Corp.	8,627	4,010,951
RTX Corp.	43,622	4,428,505
		9,246,430
Air Freight & Logistics - 1.3%
FedEx Corp.	10,315	2,700,261
Building Products - 1.3%
A. O. Smith Corp.	10,171	842,566
Allegion plc	6,381	775,674
Masco Corp.	14,226	973,770
		2,592,010
Industrial Conglomerates - 3.5%
3M Co.	25,316	2,443,247
Honeywell International, Inc.	23,723	4,572,134
		7,015,381
Machinery - 7.8%
Caterpillar, Inc.	18,859	6,309,655
Cummins, Inc.	8,078	2,281,954
Deere & Co.	9,744	3,813,899
PACCAR, Inc.	21,463	2,277,439
Snap-on, Inc.	3,554	952,330
		15,635,277
Professional Services - 0.5%
SS&C Technologies Holdings, Inc.	16,529	1,022,980
Total Industrials		38,212,339
Information Technology - 8.2%
Communications Equipment - 2.8%
Cisco Systems, Inc.	118,520	5,568,070
Electronic Equipment, Instruments & Components - 1.0%
TE Connectivity Ltd.	14,816	2,096,168
IT Services - 0.9%
Cognizant Technology Solutions Corp. - Class A	25,836	1,696,908
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	19,199	3,851,511
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.	23,176	$2,131,729
Skyworks Solutions, Inc.	10,668	1,137,102
		7,120,342
Total Information Technology		16,481,488
Materials - 2.6%
Chemicals - 1.7%
CF Industries Holdings, Inc.	12,662	999,918
The Mosaic Co.	25,469	799,472
PPG Industries, Inc.	12,532	1,616,628
		3,416,018
Containers & Packaging - 0.9%
International Paper Co.	24,862	868,678
Westrock Co.	18,353	880,210
		1,748,888
Total Materials		5,164,906
TOTAL COMMON STOCKS
(Identified Cost $190,055,090)		199,174,831

SHORT-TERM INVESTMENT - 1.2%

Dreyfus Government Cash Management, Institutional Shares, 5.19%[1]
(Identified Cost $2,375,811)	2,375,811	2,375,811

TOTAL INVESTMENTS - 100.0%
(Identified Cost $192,430,901)		201,550,642
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(66,147)
NET ASSETS - 100%		$201,484,495

The accompanying notes are an integral part of the financial statements.

4

Disciplined Value Series

Investment Portfolio - April 30, 2024

(unaudited)

*Non-income producing security.

##Less than (0.1%).

1Rate shown is the current yield as of April 30, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

5

Disciplined Value Series

Statement of Assets and Liabilities

April 30, 2024 (unaudited)

ASSETS:

Investments, at value (identified cost $192,430,901) (Note 2)	$201,550,642
Receivable for fund shares sold	207,973
Dividends receivable	133,458
Prepaid expenses	2,795

TOTAL ASSETS	201,894,868

LIABILITIES:

Accrued sub-transfer agent fees[1]	73,397
Accrued management fees[1]	33,832
Directors’ fees payable[1]	20,397
Accrued fund accounting and administration fees[1]	12,015
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	9,680
Accrued Chief Compliance Officer service fees[1]	3,065
Payable for fund shares repurchased	172,460
Professional fees payable	45,986
Accrued transfer agent fees	22,420
Other payables and accrued expenses	17,121

TOTAL LIABILITIES	410,373

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$201,484,495

NET ASSETS CONSIST OF:

Capital stock	$248,822
Additional paid-in-capital	182,087,932
Total distributable earnings (loss)	19,147,741

TOTAL NET ASSETS	$201,484,495

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($46,060,000/5,881,900 shares)	$7.83

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($72,534,767/8,645,925 shares)	$8.39

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($58,075,505/7,396,587 shares)	$7.85

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z
($24,814,223/2,957,758 shares)	$8.39

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

6

Disciplined Value Series

Statement of Operations

For the Six Months Ended April 30, 2024 (unaudited)

INVESTMENT INCOME:

Dividends	$3,178,232

EXPENSES:

Management fees (Note 3)	316,572
Sub-transfer agent fees (Note 3)	72,756
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	60,661
Fund accounting and administration fees (Note 3)	36,517
Directors’ fees (Note 3)	25,592
Chief Compliance Officer service fees (Note 3)	4,383
Registration and filing fees	37,932
Professional fees	36,306
Custodian fees	5,858
Miscellaneous	50,641

Total Expenses	647,218
Less reduction of expenses (Note 3)	(115,516)

Net Expenses	531,702

NET INVESTMENT INCOME	2,646,530

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	10,323,072

Net change in unrealized appreciation (depreciation) on investments	22,553,925

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	32,876,997

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,523,527

The accompanying notes are an integral part of the financial statements.

7

Disciplined Value Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/24 (UNAUDITED)	FOR THE YEAR ENDED 10/31/23
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,646,530	$9,496,553
Net realized gain (loss) on investments	10,323,072	16,674,817
Net change in unrealized appreciation (depreciation) on investments	22,553,925	(32,333,819)

Net increase (decrease) from operations	35,523,527	(6,162,449)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

Class S	(4,065,324)	(5,938,420)
Class I	(5,921,589)	(7,523,905)
Class W	(5,155,070)	(20,416,273)
Class Z	(1,825,708)	(2,196,572)
Total distributions to shareholders	(16,967,691)	(36,075,170)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(27,512,176)	(133,314,889)

Net increase (decrease) in net assets	(8,956,340)	(175,552,508)

NET ASSETS:

Beginning of period	210,440,835	385,993,343

End of period	$201,484,495	$210,440,835

The accompanying notes are an integral part of the financial statements.

8

Disciplined Value Series

Financial Highlights - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/24
	(UNAUDITED)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.21	$8.23	$9.17	$6.78	$7.67	$8.77
Income (loss) from investment operations:
Net investment income[1]	0.08	0.17	0.17	0.15	0.16	0.16
Net realized and unrealized gain (loss) on investments	1.16	(0.42)	(0.45)	2.36	(0.68)	0.54
Total from investment operations	1.24	(0.25)	(0.28)	2.51	(0.52)	0.70
Less distributions to shareholders:
From net investment income	(0.21)	(0.16)	(0.14)	(0.12)	(0.14)	(0.19)
From net realized gain on investments	(0.42)	(0.61)	(0.52)	—	(0.23)	(1.61)
Total distributions to shareholders	(0.63)	(0.77)	(0.66)	(0.12)	(0.37)	(1.80)
Net asset value - End of period	$7.83	$7.21	$8.23	$9.17	$6.78	$7.67
Net assets - End of period (000’s omitted)	$46,060	$49,633	$64,323	$72,925	$64,205	$83,332
Total return[2]	17.88%	(3.84% )	(3.39% )	37.17%	(7.09% )	11.11%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.83% [3]	0.76%	0.72%	0.72%	0.76%	0.82%
Net investment income	2.19% [3]	2.20%	1.98%	1.74%	2.26%	2.14%
Series portfolio turnover	41%	35%	31%	55%	29%	35%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

9

Disciplined Value Series

Financial Highlights - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/24
	(UNAUDITED)	10/31/23	10/31/22	10/31/21	10/31/20[1]	10/31/19[1]
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.68	$8.72	$9.68	$7.15	$8.07	$8.31
Income (loss) from investment operations:
Net investment income[2]	0.10	0.20	0.19	0.17	0.18	0.19
Net realized and unrealized gain (loss) on investments	1.25	(0.45)	(0.48)	2.49	(0.71)	0.61
Total from investment operations	1.35	(0.25)	(0.29)	2.66	(0.53)	0.80
Less distributions to shareholders:
From net investment income	(0.22)	(0.18)	(0.15)	(0.13)	(0.16)	(0.12)
From net realized gain on investments	(0.42)	(0.61)	(0.52)	—	(0.23)	(0.92)
Total distributions to shareholders	(0.64)	(0.79)	(0.67)	(0.13)	(0.39)	(1.04)
Net asset value - End of period	$8.39	$7.68	$8.72	$9.68	$7.15	$8.07
Net assets - End of period (000’s omitted)	$72,535	$73,449	$86,444	$109,845	$120,221	$137,296
Total return[3]	18.08%	(3.68% )	(3.24% )	37.44%	(6.89% )	11.44%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.60% [4]	0.55%	0.52%	0.54%	0.55%	0.58%
Net investment income	2.40% [4]	2.40%	2.16%	1.93%	2.45%	2.38%
Series portfolio turnover	41%	35%	31%	55%	29%	35%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.02% [4]	N/A	N/A	N/A	N/A	N/A

1Per share amounts have been adjusted to reflect a 1.75-for-1 stock split effective after the close of business on December 5, 2019.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

10

Disciplined Value Series

Financial Highlights - Class W

	FOR THE	FOR THE YEAR ENDED				FOR THE
	SIX MONTHS					PERIOD
	ENDED 4/30/24					3/1/19[1] TO
	(UNAUDITED)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.23	$8.26	$9.20	$6.80	$7.69	$7.36
Income (loss) from investment operations:
Net investment income[2]	0.11	0.23	0.22	0.20	0.20	0.13
Net realized and unrealized gain (loss) on investments	1.17	(0.44)	(0.45)	2.37	(0.68)	0.35
Total from investment operations	1.28	(0.21)	(0.23)	2.57	(0.48)	0.48
Less distributions to shareholders:
From net investment income	(0.24)	(0.21)	(0.19)	(0.17)	(0.18)	(0.15)
From net realized gain on investments	(0.42)	(0.61)	(0.52)	—	(0.23)	—
Total distributions to shareholders	(0.66)	(0.82)	(0.71)	(0.17)	(0.41)	(0.15)
Net asset value - End of period	$7.85	$7.23	$8.26	$9.20	$6.80	$7.69
Net assets - End of period (000’s omitted)	$58,076	$65,430	$211,178	$244,197	$116,106	$76,322
Total return[3]	18.29%	(3.32% )	(2.75% )	37.98%	(6.45% )	6.58%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.15% [4]	0.12%	0.11%	0.11%	0.14% [5]	0.15% [4]
Net investment income	2.88% [4]	2.89%	2.58%	2.31%	2.84%	2.63% [4]
Series portfolio turnover	41%	35%	31%	55%	29%	35%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.34% [4]	0.30%	0.30%	0.30%	0.30%	0.32% [4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have decreased by less than 0.01%.

The accompanying notes are an integral part of the financial statements.

11

Disciplined Value Series

Financial Highlights - Class Z

	FOR THE	FOR THE YEAR ENDED				FOR THE
	SIX MONTHS					PERIOD
	ENDED 4/30/24					3/1/19[1] TO
	(UNAUDITED)	10/31/23	10/31/22	10/31/21	10/31/20[2]	10/31/19[2]
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.68	$8.72	$9.68	$7.15	$8.07	$7.67
Income (loss) from investment operations:
Net investment income[3]	0.10	0.21	0.20	0.19	0.19	0.12
Net realized and unrealized gain (loss) on investments	1.25	(0.45)	(0.48)	2.48	(0.72)	0.36
Total from investment operations	1.35	(0.24)	(0.28)	2.67	(0.53)	0.48
Less distributions to shareholders:
From net investment income	(0.23)	(0.19)	(0.16)	(0.14)	(0.16)	(0.08)
From net realized gain on investments	(0.42)	(0.61)	(0.52)	—	(0.23)	—
Total distributions to shareholders	(0.65)	(0.80)	(0.68)	(0.14)	(0.39)	(0.08)
Net asset value - End of period	$8.39	$7.68	$8.72	$9.68	$7.15	$8.07
Net assets - End of period (000’s omitted)	$24,814	$21,929	$24,049	$24,111	$15,781	$18,454
Total return[4]	18.17%	(3.55% )	(3.12% )	37.61%	(6.77% )	6.31%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45% [5]	0.42%	0.41%	0.41%	0.45% [6]	0.45% [5]
Net investment income	2.53% [5]	2.53%	2.27%	2.04%	2.55%	2.35% [5]
Series portfolio turnover	41%	35%	31%	55%	29%	35%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.04% [5]	N/A	N/A	N/A	N/A	0.02% [5]

1Commencement of operations.

2Per share amounts have been adjusted to reflect a 1.75-for-1 stock split effective after the close of business on December 5, 2019.

3Calculated based on average shares outstanding during the periods.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

6Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have decreased by 0.01%.

The accompanying notes are an integral part of the financial statements.

12

Disciplined Value Series

Notes to Financial Statements (unaudited)

1.	Organization

Disciplined Value Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide competitive returns consistent with the broad equity market while providing a level of capital protection during market downturns.

The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2024, 6.4 billion shares have been designated in total among 15 series, of which 100 million have been designated as Disciplined Value Series Class I common stock, Disciplined Value Series Class S common stock, Disciplined Value Series Class W common stock, and Disciplined Value Series Class Z common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee

13

Disciplined Value Series

Notes to Financial Statements (unaudited) (continued)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$2,994,259	$2,994,259	$—	$—
Consumer Discretionary	9,152,694	9,152,694	—	—
Consumer Staples	17,040,051	17,040,051	—	—
Energy	37,611,774	37,611,774	—	—
Financials	42,213,537	42,213,537	—	—
Health Care	30,303,783	30,303,783	—	—
Industrials	38,212,339	38,212,339	—	—
Information Technology	16,481,488	16,481,488	—	—
Materials	5,164,906	5,164,906	—	—
Short-Term Investment	2,375,811	2,375,811	—	—
Total assets	$201,550,642	$201,550,642	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2023 or April 30, 2024.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s

14

Disciplined Value Series

Notes to Financial Statements (unaudited) (continued)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2024, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2020 through October 31, 2023. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

15

Disciplined Value Series

Notes to Financial Statements (unaudited) (continued)

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.30% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class S and Class I shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series' expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 0.60% of the average daily net assets of the Class I and Class S shares, 0.45% of the average daily net assets of the Class Z shares, and 0.15% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $92,830 in management fees for Class W shares for the six months ended April 30, 2024. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $6,791, $11,441 and $4,454 for Class I, Class W and Class Z shares, respectively, for six months ended April 30, 2024. These amounts are included as a reduction of expenses on the Statement of Operations.

For the six months ended April 30, 2024, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING OCTOBER 31, 2027
Class I	$6,791
Class W	11,441
Class Z	4,454

16

Disciplined Value Series

Notes to Financial Statements (unaudited) (continued)

3.	Transactions with Affiliates (continued)

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2024, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $84,574,325 and $125,931,719, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class W, and Class Z shares of Disciplined Value Series were:

CLASS S	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	216,938	$1,720,414	725,128	$5,696,476
Reinvested	547,314	4,035,030	716,350	5,670,179
Repurchased	(1,767,820)	(13,429,969)	(2,369,551)	(18,164,533)
Total	(1,003,568)	$(7,674,525)	(928,073)	$(6,797,878)

CLASS I	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	704,184	$5,796,134	1,863,201	$15,201,700
Reinvested	727,815	5,749,231	847,978	7,149,838
Repurchased	(2,347,880)	(19,298,037)	(3,059,141)	(25,500,754)
Total	(915,881)	$(7,752,672)	(347,962)	$(3,149,216)

CLASS W	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	199,586	$1,518,355	854,362	$6,586,113
Reinvested	692,154	5,116,217	2,519,942	19,977,603
Repurchased	(2,544,972)	(19,474,251)	(19,903,571)	(150,802,061)
Total	(1,653,232)	$(12,839,679)	(16,529,267)	$(124,238,345)

17

Disciplined Value Series

Notes to Financial Statements (unaudited) (continued)

5.	Capital Stock Transactions (continued)

CLASS Z	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	53,138	$436,715	186,795	$1,532,195
Reinvested	230,465	1,819,459	260,732	2,195,522
Repurchased	(180,425)	(1,501,474)	(349,616)	(2,857,167)
Total	103,178	$754,700	97,911	$870,550

At April 30, 2024, the Advisor and its affiliates owned 0.3% of the Series. Approximately 29% of the shares outstanding (representing Class W) are fiduciary accounts where the Advisor has sole investment discretion.

6.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2024 unless extended or renewed. During the six months ended April 30, 2024, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2024.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2023 were as follows:

Ordinary income	$9,510,274
Long-term capital gains	26,564,896

18

Disciplined Value Series

Notes to Financial Statements (unaudited) (continued)

8.	Federal Income Tax Information (continued)

At April 30, 2024, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$192,950,963
Unrealized appreciation	14,421,278
Unrealized depreciation	(5,821,599)

Net unrealized appreciation	$8,599,679

9.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

19

Disciplined Value Series

Liquidity Risk Management Program Disclosure

(unaudited)

The Securities and Exchange commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management by open-end investment companies and reduce Liquidity Risk, which is the risk that open-end investment companies are unable to meet redemption obligations without a significant dilution of remaining shareholder interests.

The Manning & Napier Fund, Inc. and each of its series (each a “Fund” or collectively, the “Funds”) adopted a Liquidity Risk Management Program (the “Program”) and obtained approval from the Board of Directors (the “Board”), including a majority of Directors who are not interested persons of the Fund, to appoint a Liquidity Risk Management Committee (the “Committee”) to assess and manage the Fund’s Liquidity Risk.

Under the Program, assessment and management of Liquidity Risk takes into consideration certain factors, such as each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the Liquidity Rule, the Program includes policies and procedures for the classification of each Fund’s portfolio holdings into four liquidity categories, establishes a 15% limit on holdings of illiquid investments, and sets forth procedures for the override of vendor-derived classifications.

The Committee prepares an annual assessment (“assessment”) of the Program to review the operation of the Program, including the adequacy of controls designed to manage the Funds’ Liquidity Risk. Through this assessment, the Committee re-considers prior conclusions around each factor that the Fund must consider to assess, manage, and review its Liquidity Risk and evaluates the effectiveness of processes to classify Fund assets into liquidity categories, including Committee override determinations. As part of this evaluation the Committee re-affirms that each Fund operates as a Primarily Highly Liquid Fund, with greater than 50% of net assets consistently invested in Highly Liquid Investments, thereby negating a need to establish a Highly Liquid Investment Minimum for any Fund. Lastly, the assessment considers the effectiveness of the safeguards that the Committee adopted to prevent a violation of the Liquidity Rule’s limit on a Fund’s holding of Illiquid Investments.

The most recent assessment covered January 1, 2023, through December 31, 2023, and was presented to the Board in February 2024. This assessment confirmed that the Program continues to operate effectively in all material respects to address the requirements of the Liquidity Rule and manage the Funds’ Liquidity Risk.

20

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22

Disciplined Value Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDIV-04/24-SAR

23

www.manning-napier.com

Manning & Napier Fund, Inc.
Equity Series

24

Equity Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING	ENDING	EXPENSES PAID	ANNUALIZED
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*	EXPENSE
	11/1/23	4/30/24	11/1/23 - 4/30/24	RATIO
Class S
Actual	$1,000.00	$1,173.50	$5.67	1.05%
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.64	$5.27	1.05%
Class W
Actual	$1,000.00	$1,179.60	$0.27	0.05%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.61	$0.25	0.05%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

Equity Series

Portfolio Composition as of April 30, 2024

(unaudited)

Sector Allocation[1]
1As a percentage of net assets.

2

Equity Series

Investment Portfolio - April 30, 2024

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS - 97.5%

Communication Services - 10.4%
Entertainment - 2.7%
Electronic Arts, Inc.	13,910	$1,764,066
Interactive Media & Services - 7.7%
Alphabet, Inc. - Class A*	19,563	3,184,465
Meta Platforms, Inc. - Class A	4,332	1,863,497
		5,047,962
Total Communication Services		6,812,028
Consumer Discretionary - 7.2%
Broadline Retail - 4.9%
Amazon.com, Inc.*	18,312	3,204,600
Hotels, Restaurants & Leisure - 2.3%
Vail Resorts, Inc.	7,921	1,500,000
Total Consumer Discretionary		4,704,600
Consumer Staples - 7.2%
Beverages - 4.8%
The Coca-Cola Co.	22,090	1,364,499
Constellation Brands, Inc. - Class A	6,947	1,760,787
		3,125,286
Food Products - 1.0%
Mondelez International, Inc. - Class A	9,635	693,142
Tobacco - 1.4%
Philip Morris International, Inc.	9,533	905,063
Total Consumer Staples		4,723,491
Financials - 19.6%
Banks - 1.6%
JPMorgan Chase & Co.	5,296	1,015,455
Capital Markets - 10.0%
BlackRock, Inc.	1,320	996,125
Cboe Global Markets, Inc.	3,573	647,249
Intercontinental Exchange, Inc.	16,943	2,181,581
Moody's Corp.	4,153	1,537,980
S&P Global, Inc.	2,837	1,179,710
		6,542,645
Financial Services - 6.8%
Mastercard, Inc. - Class A.	5,823	2,627,337
Visa, Inc. - Class A.	6,785	1,822,519
		4,449,856
Insurance - 1.2%
The Progressive Corp.	3,925	817,381
Total Financials		12,825,337
Health Care - 14.2%
Biotechnology - 2.1%
BioMarin Pharmaceutical, Inc.*	9,342	754,460
Vertex Pharmaceuticals, Inc.*	1,655	650,100
		1,404,560
Health Care Equipment & Supplies - 3.3%
Boston Scientific Corp.*	7,893	567,270

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
IDEXX Laboratories, Inc.*	1,274	$627,776
Intuitive Surgical, Inc.*	2,671	989,926
		2,184,972
Health Care Providers & Services - 4.5%
Humana, Inc.	4,618	1,395,052
UnitedHealth Group, Inc.	3,180	1,538,166
		2,933,218
Life Sciences Tools & Services - 2.0%
Thermo Fisher Scientific, Inc.	2,248	1,278,483
Pharmaceuticals - 2.3%
Johnson & Johnson	10,417	1,506,194
Total Health Care		9,307,427
Industrials - 17.5%
Aerospace & Defense - 5.4%
HEICO Corp. - Class A	4,578	759,261
L3Harris Technologies, Inc.	8,033	1,719,464
Northrop Grumman Corp.	2,130	1,033,114
		3,511,839
Building Products - 1.5%
Masco Corp.	14,006	958,710
Commercial Services & Supplies - 3.1%
Copart, Inc.*	25,095	1,362,909
Rollins, Inc.	15,419	687,071
		2,049,980
Ground Transportation - 5.4%
CSX Corp.	38,636	1,283,488
Norfolk Southern Corp.	4,787	1,102,542
Union Pacific Corp.	4,994	1,184,377
		3,570,407
Professional Services - 2.1%
Equifax, Inc.	3,410	750,848
TransUnion	8,869	647,437
		1,398,285
Total Industrials		11,489,221
Information Technology - 17.7%
IT Services - 1.2%
EPAM Systems, Inc.*	3,305	777,534
Semiconductors & Semiconductor Equipment - 6.2%
Applied Materials, Inc.	6,550	1,301,157
Micron Technology, Inc.	15,650	1,767,824
NVIDIA Corp.	1,145	989,303
		4,058,284
Software - 10.3%
Intuit, Inc.	1,659	1,037,904
Microsoft Corp.	8,091	3,150,069
Salesforce, Inc.	5,006	1,346,314

The accompanying notes are an integral part of the financial statements.

3

Equity Series

Investment Portfolio - April 30, 2024

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
ServiceNow, Inc.*	1,729	$1,198,767
		6,733,054
Total Information Technology		11,568,872
Real Estate - 2.2%
Specialized REITs - 2.2%
Equinix, Inc.	1,108	787,910
SBA Communications Corp.	3,398	632,436
Total Real Estate		1,420,346

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Utilities - 1.5%
Electric Utilities - 1.5%
Evergy, Inc.	19,196	$1,006,830
TOTAL COMMON STOCKS (Identified Cost $48,928,899)		63,858,152
SHORT-TERM INVESTMENT - 1.5%
Dreyfus Government Cash Management, Institutional Shares, 5.19%[1]
(Identified Cost $994,408)	994,408	994,408
TOTAL INVESTMENTS - 99.0%
(Identified Cost $49,923,307)		64,852,560
OTHER ASSETS, LESS LIABILITIES - 1.0%		633,417
NET ASSETS - 100%		$ 65,485,977

*Non-income producing security.

1Rate shown is the current yield as of April 30, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

4

Equity Series

Statement of Assets and Liabilities

April 30, 2024 (unaudited)

ASSETS:

Investments, at value (identified cost $49,923,307) (Note 2)	$64,852,560
Receivable for securities sold	688,199
Receivable for fund shares sold	33,914
Dividends receivable	12,089
Prepaid expenses	6,718

TOTAL ASSETS	65,593,480

LIABILITIES:

Accrued management fees[1]	27,313
Accrued shareholder services fees (Class S)[1]	13,962
Accrued fund accounting and administration fees[1]	7,742
Accrued transfer agent fees[1]	6,846
Accrued Chief Compliance Officer service fees[1]	3,064
Directors’ fees payable[1]	2,153
Professional fees payable	36,207
Payable for fund shares repurchased	4,181
Other payables and accrued expenses	6,035

TOTAL LIABILITIES	107,503

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$65,485,977

NET ASSETS CONSIST OF:

Capital stock	$45,815
Additional paid-in-capital	47,189,200
Total distributable earnings (loss)	18,250,962

TOTAL NET ASSETS	$65,485,977

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($65,480,463/4,581,048 shares)	$14.29

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($5,514/497 shares)	$11.09

1  See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

5

Equity Series

Statement of Operations

For the Six Months Ended April 30, 2024 (unaudited)

INVESTMENT INCOME:

Dividends	$417,525

EXPENSES:

Management fees (Note 3)	246,973
Shareholder services fees (Class S) (Note 3)	82,317
Fund accounting and administration fees (Note 3)	24,107
Directors’ fees (Note 3)	5,011
Chief Compliance Officer service fees (Note 3)	4,383
Professional fees	26,286
Registration and filing fees	22,086
Custodian fees	1,623
Miscellaneous	21,917

Total Expenses	434,703
Less reduction of expenses (Note 3)	(88,972)

Net Expenses	345,731

NET INVESTMENT INCOME	71,794

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	3,332,465

Net change in unrealized appreciation (depreciation) on investments	6,588,530

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	9,920,995

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,992,789

The accompanying notes are an integral part of the financial statements.

6

Equity Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/24 (UNAUDITED)	FOR THE YEAR ENDED 10/31/23

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$71,794	$100,480
Net realized gain (loss) on investments	3,332,465	2,053,638
Net change in unrealized appreciation (depreciation) on investments	6,588,530	2,837,428

Net increase (decrease) from operations	9,992,789	4,991,546

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(1,990,633)	(7,373,008)
Class W	(447)	(2,500)
Total distributions to shareholders	(1,991,080)	(7,375,508)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(233,762)	(2,753,431)

Net increase (decrease) in net assets	7,767,947	(5,137,393)

NET ASSETS:

Beginning of period	57,718,030	62,855,423

End of period	$65,485,977	$57,718,030

The accompanying notes are an integral part of the financial statements.

7

Equity Series

Financial Highlights - Class S

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/24
	(UNAUDITED)		10/31/23	10/31/22		10/31/21	10/31/20	10/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.56		$13.13	$18.71		$14.32	$13.89	$14.28
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02		0.02	(0.02)		(0.02)	0.01	0.02
Net realized and unrealized gain (loss) on investments	2.15		0.96	(2.85)		5.67	1.81	1.86
Total from investment operations	2.17		0.98	(2.87)		5.65	1.82	1.88

Less distributions to shareholders:
From net investment income	(0.02)		—	—		(0.00)[2]	(0.03)	(0.01)
From net realized gain on investments	(0.42)		(1.55)	(2.71)		(1.26)	(1.36)	(2.26)
Total distributions to shareholders	(0.44)		(1.55)	(2.71)		(1.26)	(1.39)	(2.27)

Net asset value - End of period	$14.29		$12.56	$13.13		$18.71	$14.32	$13.89
Net assets - End of period (000’s omitted)	$65,480		$57,710	$62,848		$78,687	$59,789	$63,701
Total return[3]	17.35%		7.84%	(17.78%	)[4]	41.71%	14.00% [5]	16.88%

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%	[6]	1.05%	1.05%		1.05%	1.05%	1.05%
Net investment income (loss)	0.22%	[6]	0.16%	(0.13%	)	(0.15% )	0.04%	0.12%
Series portfolio turnover	27%		35%	44%		35%	49%	48%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.27%	[6]	0.31%	0.26%		0.24%	0.26%	0.24%

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Includes litigation proceeds. Excluding this amount, the total return would have been (17.84%).

5Includes litigation proceeds. Excluding this amount, the total return would have been 13.76%.

6Annualized.

The accompanying notes are an integral part of the financial statements.

8

Equity Series

Financial Highlights - Class W

	FOR THE		FOR THE YEAR ENDED					FOR THE
	SIX MONTHS							PERIOD
	ENDED 4/30/24							3/1/19[1] TO
	(UNAUDITED)		10/31/23	10/31/22		10/31/21	10/31/20	10/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.88		$13.39	$18.87		$14.42	$13.98	$12.53
Income (loss) from investment operations:
Net investment income[2]	0.07		0.12	0.13		0.14	0.14	0.09
Net realized and unrealized gain (loss) on investments	1.69		0.89	(2.90)		5.72	1.82	1.36
Total from investment operations	1.76		1.01	(2.77)		5.86	1.96	1.45
Less distributions to shareholders:
From net investment income	(0.13)		(2.97)	—		(0.15)	(0.16)	—
From net realized gain on investments	(0.42)		(1.55)	(2.71)		(1.26)	(1.36)	—
Total distributions to shareholders	(0.55)		(4.52)	(2.71)		(1.41)	(1.52)	—

Net asset value - End of period	$11.09		$9.88	$13.39		$18.87	$14.42	$13.98
Net assets - End of period (000’s omitted)	$6		$8	$7		$480	$358	$369
Total return[3]	17.96%		8.98%	(17.00%	)[4]	43.17%	15.15% [5]	11.57%

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%	[6]	0.05%	0.05%		0.05%	0.05%	0.05%	[6]
Net investment income	1.29%	[6]	1.16%	0.83%		0.85%	1.03%	1.04%	[6]
Series portfolio turnover	27%		35%	44%		35%	49%	48%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.98%	[6]	1.06%	1.01%		0.99%	1.01%	1.00%	[6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Includes litigation proceeds. Excluding this amount, the total return would have been (17.06%).

5Includes litigation proceeds. Excluding this amount, the total return would have been 14.99%.

6Annualized.

The accompanying notes are an integral part of the financial statements.

9

Equity Series

Notes to Financial Statements

(unaudited)

1.	Organization

Equity Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth of capital.

The Series is authorized to issue two classes of shares (Class S and Class W). Each class of shares is substantially the same, except that Class S shares bear shareholder servicing fees.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2024, 6.4 billion shares have been designated in total among 15 series, of which 200 million have been designated as Equity Series Class S common stock and 100 million have been designated as Equity Series Class W common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was

10

Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$6,812,028	$6,812,028	$—	$—
Consumer Discretionary	4,704,600	4,704,600	—	—
Consumer Staples	4,723,491	4,723,491	—	—
Financials	12,825,337	12,825,337	—	—
Health Care	9,307,427	9,307,427	—	—
Industrials	11,489,221	11,489,221	—	—
Information Technology	11,568,872	11,568,872	—	—
Real Estate	1,420,346	1,420,346	—	—
Utilities	1,006,830	1,006,830	—	—
Short-Term Investment	994,408	994,408	—	—
Total assets	$64,852,560	$64,852,560	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2023 or April 30, 2024.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

11

Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2024, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2020 through October 31, 2023. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.75% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with

12

Equity Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pay a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S shares. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series’ expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and waived Class W management fees (collectively, “excluded expenses”), to 0.80% of the average daily net assets of the Class S shares and 0.05% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $24 in management fees for Class W shares for the six months ended April 30, 2024. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $88,941 and $7 for Class S and Class W shares, respectively, for six months ended April 30, 2024. These amounts are included as a reduction of expenses on the Statement of Operations. For the six months ended April 30, 2024, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

As of April 30, 2024, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING OCTOBER 31,
	2024	2025	2026	2027	TOTAL
Class S	$173,456	$181,893	$196,609	$88,941	$640,899
Class W	1,047	766	25	7	1,845

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction

13

Equity Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Purchases and Sales of Securities

For the six months ended on April 30, 2024, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $17,353,107 and $19,648,155, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class S and Class W shares of Equity Series were:

CLASS S	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	301,058	$4,321,294	192,604	$2,467,634
Reinvested	142,278	1,979,081	596,634	7,255,070
Repurchased	(455,692)	(6,530,683)	(982,694)	(12,478,635)
Total	(12,356)	$(230,308)	(193,456)	$(2,755,931)

CLASS W	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	—	$—
Reinvested	41	447	264	2,500
Repurchased	(361)	(3,901)	—	—
Total	(320)	$(3,454)	264	$2,500

At April 30, 2024, the Advisor and its affiliates owned 16.3% of the Series. Investment activities of these shareholders may have a material effect on the Series.

6.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2024 unless extended or renewed. During the six months ended on April 30, 2024, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these

14

Equity Series

Notes to Financial Statements (continued)

(unaudited)

7.	Financial Instruments (continued)

contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2024.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of the current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2023, were as follows:

Long-term capital gains	$7,375,508

At April 30, 2024, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$49,927,953

Unrealized appreciation	16,286,585
Unrealized depreciation	(1,361,978)
Net unrealized appreciation	$14,924,607

10.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

15

Equity Series

Liquidity Risk Management Program Disclosure

(unaudited)

The Securities and Exchange commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management by open-end investment companies and reduce Liquidity Risk, which is the risk that open-end investment companies are unable to meet redemption obligations without a significant dilution of remaining shareholder interests.

The Manning & Napier Fund, Inc. and each of its series (each a “Fund” or collectively, the “Funds”) adopted a Liquidity Risk Management Program (the “Program”) and obtained approval from the Board of Directors (the “Board”), including a majority of Directors who are not interested persons of the Fund, to appoint a Liquidity Risk Management Committee (the “Committee”) to assess and manage the Fund’s Liquidity Risk.

Under the Program, assessment and management of Liquidity Risk takes into consideration certain factors, such as each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the Liquidity Rule, the Program includes policies and procedures for the classification of each Fund’s portfolio holdings into four liquidity categories, establishes a 15% limit on holdings of illiquid investments, and sets forth procedures for the override of vendor-derived classifications.

The Committee prepares an annual assessment (“assessment”) of the Program to review the operation of the Program, including the adequacy of controls designed to manage the Funds’ Liquidity Risk. Through this assessment, the Committee re-considers prior conclusions around each factor that the Fund must consider to assess, manage, and review its Liquidity Risk and evaluates the effectiveness of processes to classify Fund assets into liquidity categories, including Committee override determinations. As part of this evaluation the Committee re-affirms that each Fund operates as a Primarily Highly Liquid Fund, with greater than 50% of net assets consistently invested in Highly Liquid Investments, thereby negating a need to establish a Highly Liquid Investment Minimum for any Fund. Lastly, the assessment considers the effectiveness of the safeguards that the Committee adopted to prevent a violation of the Liquidity Rule’s limit on a Fund’s holding of Illiquid Investments.

The most recent assessment covered January 1, 2023, through December 31, 2023, and was presented to the Board in February 2024. This assessment confirmed that the Program continues to operate effectively in all material respects to address the requirements of the Liquidity Rule and manage the Funds’ Liquidity Risk.

16

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17

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18

Equity Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNEQY-04/24-SAR

19

www.manning-napier.com

Manning & Napier Fund, Inc.

Overseas Series

20

Overseas Series

Shareholder Expense Example
(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/23	ENDING ACCOUNT VALUE 4/30/24	EXPENSES PAID DURING PERIOD* 11/1/23 - 4/30/24	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,148.80	$5.61	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.64	$5.27	1.05%
Class I
Actual	$1,000.00	$1,150.50	$4.01	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77	0.75%
Class W
Actual	$1,000.00	$1,154.80	$0.27	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.61	$0.25	0.05%
Class Z
Actual	$1,000.00	$1,151.10	$3.48	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	$3.27	0.65%

*  Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

Overseas Series

Portfolio Composition as of April 30, 2024
(unaudited)

Country Allocation[1,2]
1As a percentage of net assets. [2]Allocations are based on country of risk.

Sector Allocation[3]
3As a percentage of net assets.

2

Overseas Series

Investment Portfolio - April 30, 2024

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 96.6%

Communication Services - 6.4%
Diversified Telecommunication Services - 1.0%
Cellnex Telecom S.A. - ADR (Spain)	399,688	$6,574,867
Interactive Media & Services - 5.4%
Auto Trader Group plc (United Kingdom)[1]	1,377,534	11,942,504
Tencent Holdings Ltd. (China)	510,900	22,419,927
		34,362,431
Total Communication Services		40,937,298
Consumer Discretionary - 7.5%
Broadline Retail - 5.1%
Dollarama, Inc. (Canada)	198,798	16,583,708
MercadoLibre, Inc. (Brazil)*	10,884	15,876,491
		32,460,199
Household Durables - 2.4%
Sony Group Corp. (Japan)	185,100	15,298,769
Total Consumer Discretionary		47,758,968
Consumer Staples - 9.6%
Beverages - 3.4%
Heineken N.V. (Netherlands)	223,495	21,750,445
Food Products - 2.9%
Nestle S.A. (United States)	180,245	18,096,634
Personal Care Products - 3.3%
Beiersdorf AG (Germany)	118,566	17,820,897
L’Oreal S.A. (France)	7,409	3,473,733
		21,294,630
Total Consumer Staples		61,141,709
Financials - 14.6%
Banks - 4.8%
FinecoBank Banca Fineco S.p.A. (Italy)	457,557	7,009,667
HDFC Bank Ltd. - ADR (India)	412,497	23,759,827
		30,769,494
Capital Markets - 6.6%
Avanza Bank Holding AB (Sweden)	285,904	6,126,934
Deutsche Boerse AG (Germany)	114,319	22,039,787
Intermediate Capital Group plc (United Kingdom)	522,720	13,624,126
		41,790,847
Insurance - 3.2%
Admiral Group plc (United Kingdom)	605,437	20,607,345
Total Financials		93,167,686
Health Care - 15.8%
Health Care Equipment & Supplies - 4.2%
Alcon, Inc. (Switzerland)	188,727	14,641,441
Medtronic plc (United States)	152,701	12,252,728
		26,894,169
Life Sciences Tools & Services - 2.6%
Lonza Group AG (Switzerland)	30,767	16,983,189

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals - 9.0%
AstraZeneca plc - ADR (United Kingdom)	480,026	$36,424,373
Novartis AG - ADR (Switzerland)	215,898	20,970,173
		57,394,546
Total Health Care		101,271,904
Industrials - 21.1%
Aerospace & Defense - 4.8%
Airbus SE (France)	104,405	17,180,653
BAE Systems plc (United Kingdom)	813,640	13,532,637
		30,713,290
Commercial Services & Supplies - 2.0%
Cleanaway Waste Management Ltd. (Australia)	7,543,825	13,050,601
Ground Transportation - 3.6%
Canadian National Railway Co. (Canada)	189,110	22,965,518
Machinery - 3.3%
Techtronic Industries Co. Ltd. (Hong Kong)	1,542,000	21,309,364
Professional Services - 1.9%
Experian plc (United States)	297,434	11,996,686
Trading Companies & Distributors - 3.9%
Brenntag SE (Germany)	87,900	7,014,720
IMCD N.V. (Netherlands)	117,171	17,678,117
		24,692,837
Transportation Infrastructure - 1.6%
Auckland International Airport Ltd. (New Zealand)	2,251,008	10,412,291
Total Industrials		135,140,587
Information Technology - 19.3%
Electronic Equipment, Instruments & Components - 4.9%
Halma plc (United Kingdom)	664,615	18,214,996
Keyence Corp. (Japan)	29,800	13,105,142
		31,320,138
IT Services - 3.7%
Globant S.A. (United States)*	53,899	9,625,822
Keywords Studios plc (Ireland)	317,505	4,533,711
Softcat plc (United Kingdom)	479,329	9,382,057
		23,541,590
Semiconductors & Semiconductor Equipment - 5.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	240,222	32,992,090
Software - 1.7%
Atlassian Corp. - Class A (United States)*	61,641	10,620,744

The accompanying notes are an integral part of the financial statements.

3

Overseas Series

Investment Portfolio - April 30, 2024

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Technology Hardware, Storage & Peripherals - 3.9%
Samsung Electronics Co. Ltd. (South Korea)	454,082	$25,240,892
Total Information Technology		123,715,454
Materials - 2.3%
Chemicals - 2.3%
Air Liquide S.A. (France)	76,750	15,010,659

TOTAL COMMON STOCKS
(Identified Cost $567,476,207)		618,144,265

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 3.1%

Dreyfus Government Cash Management, Institutional Shares, 5.19%[2]
(Identified Cost $19,896,703)	19,896,703	$19,896,703

TOTAL INVESTMENTS - 99.7%
(Identified Cost $587,372,910)		638,040,968
OTHER ASSETS, LESS LIABILITIES - 0.3%		2,030,092
NET ASSETS - 100%		$640,071,060

ADR - American Depositary Receipt

*Non-income producing security.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $11,942,504, which represented 1.9% of the Series’ Net Assets.

2Rate shown is the current yield as of April 30, 2024.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following country:

United Kingdom - 19.3%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

4

Overseas Series

Statement of Assets and Liabilities

April 30, 2024 (unaudited)

ASSETS:

Investments, at value (identified cost $587,372,910) (Note 2)	$638,040,968
Cash	161,472
Foreign currency, at value (identified cost $47,177)	46,981
Foreign tax reclaims receivable	1,717,564
Dividends receivable	692,345
Receivable for fund shares sold	27,956

TOTAL ASSETS	640,687,286

LIABILITIES:

Accrued sub-transfer agent fees[1]	157,704
Accrued management fees[1]	143,294
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	33,319
Directors’ fees payable[1]	21,427
Accrued fund accounting and administration fees[1]	19,099
Accrued Chief Compliance Officer service fees[1]	3,065
Payable for fund shares repurchased	134,294
Professional fees payable	59,081
Other payables and accrued expenses	44,943

TOTAL LIABILITIES	616,226

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$640,071,060

NET ASSETS CONSIST OF:

Capital stock	$204,866
Additional paid-in-capital	1,001,056,587
Total distributable earnings (loss)	(361,190,393)

TOTAL NET ASSETS	$640,071,060

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($161,341,264/5,171,747 shares)	$31.20

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($77,728,261/2,496,197 shares)	$31.14

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($266,128,367/8,494,818 shares)	$31.33

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z
($134,873,168/4,323,818 shares)	$31.19

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

5

Overseas Series

Statement of Operations

For the Six Months Ended April 30, 2024 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $536,883)	$5,308,633

EXPENSES:

Management fees (Note 3)	1,894,308
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	201,446
Sub-transfer agent fees (Note 3)	155,114
Fund accounting and administration fees (Note 3)	57,734
Directors’ fees (Note 3)	48,599
Chief Compliance Officer service fees (Note 3)	4,383
Custodian fees	65,093
Miscellaneous	168,430

Total Expenses	2,595,107
Less reduction of expenses (Note 3)	(974,574)

Net Expenses	1,620,533

NET INVESTMENT INCOME	3,688,100

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	1,749,647
Foreign currency and translation of other assets and liabilities	69,205
1,818,852
Net change in unrealized appreciation (depreciation) on-
Investments	79,743,900
Foreign currency and translation of other assets and liabilities	1,042
79,744,942
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	81,563,794

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$85,251,894

The accompanying notes are an integral part of the financial statements.

6

Overseas Series

Statements of Changes in Net Assets

	FOR THE
	SIX MONTHS
	ENDED	FOR THE
	4/30/24	YEAR ENDED
	(UNAUDITED)	10/31/23
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,688,100	$9,173,810
Net realized gain (loss) on investments and foreign currency	1,818,852	(26,742,655)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	79,744,942	79,164,585

Net increase (decrease) from operations	85,251,894	61,595,740

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(1,550,005)	(736,549)
Class I	(979,237)	(660,025)
Class W	(5,175,956)	(3,759,651)
Class Z	(1,775,039)	(770,341)

Total distributions to shareholders	(9,480,237)	(5,926,566)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	994,366	(36,233,953)

Net increase (decrease) in net assets	76,766,023	19,435,221

NET ASSETS:

Beginning of period	563,305,037	543,869,816

End of period	$640,071,060	$563,305,037

The accompanying notes are an integral part of the financial statements.

7

Overseas Series

Financial Highlights - Class S

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/24
	(UNAUDITED)		10/31/23	10/31/22		10/31/21	10/31/20		10/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$27.42		$24.91	$37.19		$27.36	$24.14		$22.17
Income (loss) from investment operations:
Net investment income[1]	0.10		0.28	0.26		0.18	0.19		0.35
Net realized and unrealized gain (loss) on investments	3.97		2.36	(12.02)		9.83	3.34	[2]	1.81
Total from investment operations	4.07		2.64	(11.76)		10.01	3.53		2.16
Less distributions to shareholders:
From net investment income	(0.29)		(0.13)	(0.52)		(0.18)	(0.31)		(0.19)

Net asset value - End of period	$31.20		$27.42	$24.91		$37.19	$27.36		$24.14
Net assets - End of period (000’s omitted)	$161,341		$146,351	$147,439		$222,471	$190,201		$272,760
Total return[3]	14.88%		10.58%	(32.00%)	[4]	36.72%	14.70%	[2]	9.88%

Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.05%	[5]	1.05%	1.05%		1.05%	1.05%		1.05%
Net investment income	0.62%	[5]	0.97%	0.87%		0.53%	0.77%		1.55%
Series portfolio turnover	26%		49%	40%		47%	66%		43%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.06%	[5]	0.08%	0.04%	0.03%	0.06%	0.04%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.39. Excluding the proceeds from the settlement, the total return would have been 10.21%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Includes litigation proceeds. Excluding this amount, the total return would have been (32.32%).

5Annualized.

The accompanying notes are an integral part of the financial statements.

8

Overseas Series

Financial Highlights - Class I

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/24
	(UNAUDITED)		10/31/23	10/31/22		10/31/21		10/31/20		10/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$27.42		$24.92	$37.24		$27.39		$24.22		$22.18
Income (loss) from investment operations:
Net investment income[1]	0.14		0.37	0.35		0.28		0.27		0.42
Net realized and unrealized gain (loss) on investments	3.98		2.35	(12.02)		9.85		3.34	[2]	1.81
Total from investment operations	4.12		2.72	(11.67)		10.13		3.61		2.23
Less distributions to shareholders:
From net investment income	(0.40)		(0.22)	(0.65)		(0.28)		(0.44)		(0.19)

Net asset value - End of period	$31.14		$27.42	$24.92		$37.24		$27.39		$24.22
Net assets - End of period (000’s omitted)	$77,728		$66,756	$85,187		$117,732		$52,357		$74,325
Total return[3]	15.05%		10.90%	(31.79%)	[4]	37.16%		15.02%	[2]	10.18%

Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.75%	[5]	0.75%	0.75%	[6]	0.75%	[6]	0.75%		0.75%
Net investment income	0.94%	[5]	1.27%	1.16%		0.81%		1.10%		1.86%
Series portfolio turnover	26%		49%	40%		47%		66%		43%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.04%	[5]	0.04%	0.02%	[6]	N/A	[6]	0.04%	0.05%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.60. Excluding the proceeds from the settlement, the total return would have been 10.57%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Includes litigation proceeds. Excluding this amount, the total return would have been (32.10%).

5Annualized.

6Includes recoupment of past waived and/or reimbursed fees with no impact to the expense ratio.

The accompanying notes are an integral part of the financial statements.

9

Overseas Series

Financial Highlights - Class W

	FOR THE		FOR THE YEAR ENDED						FOR THE
	SIX MONTHS								PERIOD
	ENDED 4/30/24								3/1/19[1] TO
	(UNAUDITED)		10/31/23	10/31/22		10/31/21	10/31/20		10/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$27.67		$25.15	$37.57		$27.59	$24.31		$22.95
Income (loss) from investment operations:
Net investment income[2]	0.25		0.57	0.57		0.53	0.45		0.35
Net realized and unrealized gain (loss) on investments	4.02		2.36	(12.10)		9.91	3.36	[3]	1.01
Total from investment operations	4.27		2.93	(11.53)		10.44	3.81		1.36
Less distributions to shareholders:
From net investment income	(0.61)		(0.41)	(0.89)		(0.46)	(0.53)		—

Net asset value - End of period	$31.33		$27.67	$25.15		$37.57	$27.59		$24.31
Net assets - End of period (000’s omitted)	$266,128		$238,577	$230,788		$331,922	$267,777		$107,192
Total return[4]	15.48%		11.66%	(31.31%)	[5]	38.13%	15.80%	[3]	5.93%

Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.05%	[6]	0.05%	0.05%		0.05%	0.05%		0.05%[6]
Net investment income	1.63%	[6]	1.98%	1.87%		1.51%	1.78%		2.23%[6]
Series portfolio turnover	26%		49%	40%		47%	66%		43%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.66%	[6]	0.67%	0.65%	0.64%	0.66%	0.67%[6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.35. Excluding the proceeds from the settlement, the total return would have been 11.44%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Includes litigation proceeds. Excluding this amount, the total return would have been (31.61%).

6Annualized.

The accompanying notes are an integral part of the financial statements.

10

Overseas Series

Financial Highlights - Class Z

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/24
	(UNAUDITED)		10/31/23	10/31/22		10/31/21	10/31/20		10/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$27.47		$24.96	$37.29		$27.41	$24.24		$22.19
Income (loss) from investment operations:
Net investment income[1]	0.16		0.40	0.38		0.33	0.29		0.44
Net realized and unrealized gain (loss) on investments	3.98		2.35	(12.04)		9.85	3.34	[2]	1.82
Total from investment operations	4.14		2.75	(11.66)		10.18	3.63		2.26
Less distributions to shareholders:
From net investment income	(0.42)		(0.24)	(0.67)		(0.30)	(0.46)		(0.21)

Net asset value - End of period	$31.19		$27.47	$24.96		$37.29	$27.41		$24.24
Net assets - End of period (000’s omitted)	$134,873		$111,622	$80,456		$119,148	$72,614		$50,566
Total return[3]	15.11%		11.01%	(31.75%)	[4]	37.31%	15.11%	[2]	10.36%

Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.65%	[5]	0.65%	0.65%		0.65%	0.65%		0.65%
Net investment income	1.04%	[5]	1.37%	1.27%		0.94%	1.14%		1.95%
Series portfolio turnover	26%		49%	40%		47%	66%		43%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.06%	[5]	0.07%	0.05%	0.04%	0.06%	0.07%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.34. Excluding the proceeds from the settlement, the total return would have been 11.91%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Includes litigation proceeds. Excluding this amount, the total return would have been (32.05%).

5Annualized.

The accompanying notes are an integral part of the financial statements.

11

Overseas Series

Notes to Financial Statements

(unaudited)

1.	Organization

Overseas Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth.

The Series is authorized to issue four classes of shares (Class I, S, W, and Z). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2024, 6.4 billion shares have been designated in total among 15 series, of which 200 million have been designated as Overseas Series Class I common stock, 400 million have been designated as Overseas Series Class S common stock, 75 million have been designated as Overseas Series Class W common stock and 100 million have been designated as Overseas Series Class Z common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee

12

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$40,937,298	$6,574,867	$34,362,431	$—
Consumer Discretionary	47,758,968	32,460,199	15,298,769	—
Consumer Staples	61,141,709	—	61,141,709	—
Financials	93,167,686	23,759,827	69,407,859	—
Health Care	101,271,904	84,288,715	16,983,189	—
Industrials	135,140,587	22,965,518	112,175,069	—
Information Technology	123,715,454	53,238,656	70,476,798	—
Materials	15,010,659	—	15,010,659	—
Short-Term Investment	19,896,703	19,896,703	—	—
Total assets	$638,040,968	$243,184,485	$394,856,483	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2023 or April 30, 2024.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

13

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2024, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2020 through October 31, 2023. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is

14

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications (continued)

unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series' expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 0.75% of the average daily net assets of the Class I shares, 0.80% of the average daily net assets of the Class S shares, 0.65% of the average daily net assets of the Class Z shares, and 0.05% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit(a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $792,147 in management fees for Class W shares for the six months ended April 30, 2024. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed

15

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

expenses of $51,576, $14,591, $77,940, and $38,320 for Class S, Class I, Class W, and Class Z shares, respectively, for the six months ended April 30, 2024. These amounts are included as a reduction of expenses on the Statement of Operations. For the six months ended April 30, 2024, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

As of April 30, 2024, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING OCTOBER 31,
	2024	2025	2026	2027	TOTAL
Class S	$75,098	$80,651	$132,790	$51,576	$340,115
Class I	—	21,856	33,490	14,591	69,936
Class W	136,130	147,958	173,894	77,940	535,922
Class Z	45,611	53,288	68,734	38,320	205,953

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2024, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $157,965,498 and $156,008,113, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of Overseas Series were:

CLASS S	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	115,051	$3,571,413	215,256	$6,331,528
Reinvested	49,813	1,529,265	25,430	703,145
Repurchased	(331,271)	(10,239,794)	(821,653)	(23,698,803)
Total	(166,407)	$(5,139,116)	(580,967)	$(16,664,130)

16

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS I	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	144,802	$4,424,310	211,314	$6,120,641
Reinvested	31,980	978,917	22,569	622,453
Repurchased	(115,333)	(3,563,574)	(1,217,515)	(35,423,445)
Total	61,449	$1,839,653	(983,632)	$(28,680,351)

CLASS W	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	164,960	$5,140,619	339,899	$9,848,876
Reinvested	165,989	5,097,523	129,765	3,589,308
Repurchased	(456,872)	(13,977,831)	(1,025,172)	(29,938,550)
Total	(125,923)	$(3,739,689)	(555,508)	$(16,500,366)

CLASS Z	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	228,981	$7,060,374	888,517	$27,001,528
Reinvested	57,276	1,755,505	27,500	759,274
Repurchased	(25,186)	(782,361)	(76,058)	(2,149,908)
Total	261,071	$8,033,518	839,959	$25,610,894

At April 30,2024, the Advisor and its affiliates owned 0.6% of the Series. Approximately 42% of the shares outstanding (representing Class W) are fiduciary accounts where the Advisor has sole investment discretion.

6.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2024 unless extended or renewed. During the Six Months ended April 30, 2024, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2024.

17

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2023 were as follows:

Ordinary income	$5,926,566

At April 30, 2024, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$589,195,220
Unrealized appreciation	65,249,285
Unrealized depreciation	(16,403,537)
Net unrealized appreciation	$48,845,748

At October 31, 2023, the Series had net short-term capital loss carryforwards of $26,856,954 and net long-term capital loss carryforwards of $388,375,120, which may be carried forward indefinitely.

10.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

18

Overseas Series

Liquidity Risk Management Program Disclosure

(unaudited)

The Securities and Exchange commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management by open-end investment companies and reduce Liquidity Risk, which is the risk that open-end investment companies are unable to meet redemption obligations without a significant dilution of remaining shareholder interests.

The Manning & Napier Fund, Inc. and each of its series (each a “Fund” or collectively, the “Funds”) adopted a Liquidity Risk Management Program (the “Program”) and obtained approval from the Board of Directors (the “Board”), including a majority of Directors who are not interested persons of the Fund, to appoint a Liquidity Risk Management Committee (the “Committee”) to assess and manage the Fund’s Liquidity Risk.

Under the Program, assessment and management of Liquidity Risk takes into consideration certain factors, such as each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the Liquidity Rule, the Program includes policies and procedures for the classification of each Fund’s portfolio holdings into four liquidity categories, establishes a 15% limit on holdings of illiquid investments, and sets forth procedures for the override of vendor-derived classifications.

The Committee prepares an annual assessment (“assessment”) of the Program to review the operation of the Program, including the adequacy of controls designed to manage the Funds’ Liquidity Risk. Through this assessment, the Committee re-considers prior conclusions around each factor that the Fund must consider to assess, manage, and review its Liquidity Risk and evaluates the effectiveness of processes to classify Fund assets into liquidity categories, including Committee override determinations. As part of this evaluation the Committee re-affirms that each Fund operates as a Primarily Highly Liquid Fund, with greater than 50% of net assets consistently invested in Highly Liquid Investments, thereby negating a need to establish a Highly Liquid Investment Minimum for any Fund. Lastly, the assessment considers the effectiveness of the safeguards that the Committee adopted to prevent a violation of the Liquidity Rule’s limit on a Fund’s holding of Illiquid Investments.

The most recent assessment covered January 1, 2023, through December 31, 2023, and was presented to the Board in February 2024. This assessment confirmed that the Program continues to operate effectively in all material respects to address the requirements of the Liquidity Rule and manage the Funds’ Liquidity Risk.

19

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20

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21

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22

Overseas Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNOVS-04/24-SAR

23

www.manning-napier.com

Manning & Napier Fund, Inc.

Rainier International Discovery Series

24

Rainier International Discovery Series

Shareholder Expense Example
(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/23	ENDING ACCOUNT VALUE 4/30/24	EXPENSES PAID DURING PERIOD* 11/1/23 - 4/30/24	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,151.50	$7.49	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.02	1.40%
Class I
Actual	$1,000.00	$1,152.60	$6.15	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.77	1.15%
Class W
Actual	$1,000.00	$1,158.80	$0.54	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.37	$0.50	0.10%
Class Z
Actual	$1,000.00	$1,153.40	$5.35	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$5.02	1.00%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

 1

Rainier International Discovery Series

Portfolio Composition as of April 30, 2024
(unaudited)

Country Allocation[1,2]

1As a percentage of net assets. [2]Allocations are based on country of risk. [3]Miscellaneous Austria 0.8% Brazil 0.3% China 0.8% Finland 0.5% Norway 0.9% Spain 0.8%

 2

Rainier International Discovery Series

Portfolio Composition as of April 30, 2024
(unaudited)

Sector Allocation[4]

4As a percentage of net assets.

 3

Rainier International Discovery Series

Investment Portfolio - April 30, 2024

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 93.9%

Communication Services - 6.7%
Diversified Telecommunication Services - 1.2%
Internet Initiative Japan, Inc. (Japan)	348,100	$5,889,496
Entertainment - 1.2%
CTS Eventim AG & Co. KGaA (Germany)	67,420	5,961,867
Interactive Media & Services - 4.3%
Auto Trader Group plc (United Kingdom)[1]	548,750	4,757,377
CAR Group Ltd. (Australia)	185,247	4,016,807
Rightmove plc (United Kingdom)	1,002,146	6,419,552
Scout24 SE (Germany)[1]	57,408	4,217,055
VTEX - Class A (Brazil)*	215,176	1,596,606
		21,007,397
Total Communication Services		32,858,760
Consumer Discretionary - 10.5%
Automobile Components - 0.8%
Nifco, Inc. (Japan)	155,000	3,746,883
Broadline Retail - 0.8%
B&M European Value Retail S.A. (United Kingdom)	588,510	3,797,992
Hotels, Restaurants & Leisure - 4.5%
Alsea S.A.B. de C.V. (Mexico)*	1,278,607	5,351,553
Domino’s Pizza Group plc (United Kingdom)	699,878	2,837,222
Indian Hotels Co. Ltd. (India)	937,004	6,456,815
Trainline plc (United Kingdom)*1	821,574	3,063,368
Whitbread plc (United Kingdom)	114,542	4,514,421
		22,223,379
Household Durables - 1.4%
Nikon Corp. (Japan)	366,600	3,790,397
Rinnai Corp. (Japan)	151,700	3,286,958
		7,077,355
Specialty Retail - 1.0%
JUMBO S.A. (Greece)	159,725	4,973,980
Textiles, Apparel & Luxury Goods - 2.0%
Brunello Cucinelli S.p.A. (Italy)	73,320	7,483,215
Eclat Textile Co. Ltd. (Taiwan)	154,000	2,423,058
		9,906,273
Total Consumer Discretionary		51,725,862
Consumer Staples - 3.2%
Beverages - 0.9%
Varun Beverages Ltd. (India)	245,694	4,346,280
Food Products - 1.4%
Gruma S.A.B. de C.V. - Class B (Mexico)	186,737	3,662,741
Morinaga & Co. Ltd. (Japan)	208,200	3,364,669
		7,027,410
Personal Care Products - 0.9%
Rohto Pharmaceutical Co. Ltd. (Japan)	237,900	4,641,533
Total Consumer Staples		16,015,223
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy - 2.5%
Energy Equipment & Services - 1.0%
Aker Solutions ASA (Norway)	1,242,858	$4,684,702
Oil, Gas & Consumable Fuels - 1.5%
Gaztransport Et Technigaz S.A. (France)	54,741	7,629,815
Total Energy		12,314,517
Financials - 10.0%
Banks - 3.4%
Fukuoka Financial Group, Inc. (Japan)	293,500	7,796,100
Kyoto Financial Group, Inc. (Japan)	188,700	3,358,704
Ringkjoebing Landbobank A/S (Denmark)	33,658	5,656,440
		16,811,244
Capital Markets - 4.5%
Euronext N.V. (Netherlands)[1]	79,684	7,175,606
Intermediate Capital Group plc (United Kingdom)	247,941	6,462,312
Kfin Technologies Ltd. (India)*	451,667	4,040,169
Nordnet AB publ (Sweden)	263,771	4,689,556
		22,367,643
Consumer Finance - 0.7%
CreditAccess Grameen Ltd. (India)*	186,353	3,367,159
Financial Services - 0.6%
L&T Finance Ltd. (India)	1,482,145	2,951,250
Insurance - 0.8%
Steadfast Group Ltd. (Australia)	1,075,890	3,915,617
Total Financials		49,412,913
Health Care - 6.8%
Biotechnology - 0.6%
BioGaia AB - Class B (Sweden)	288,619	3,073,378
Health Care Equipment & Supplies - 1.9%
Asahi Intecc Co. Ltd. (Japan)	337,600	4,946,746
Classys, Inc. (South Korea)	156,860	4,268,980
		9,215,726
Health Care Providers & Services - 1.6%
Hygeia Healthcare Holdings Co. Ltd. (China)[1]	915,200	3,777,428
Max Healthcare Institute Ltd. (India)	407,739	4,097,349
		7,874,777
Health Care Technology - 0.9%
Pro Medicus Ltd. (Australia)	62,953	4,497,683
Life Sciences Tools & Services - 1.1%
Chemometec A/S (Denmark)	30,504	1,290,833
Gerresheimer AG (Germany)	39,378	4,240,891
		5,531,724
Pharmaceuticals - 0.7%
ALK-Abello A/S (Denmark)*	191,250	3,545,585
Total Health Care		33,738,873

The accompanying notes are an integral part of the financial statements.

4

Rainier International Discovery Series

Investment Portfolio - April 30, 2024

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials - 29.0%
Aerospace & Defense - 5.3%
Babcock International Group plc (United Kingdom)	1,179,505	$7,463,946
CAE, Inc. (Canada)*	168,929	3,259,183
Rheinmetall AG (Germany)*	16,170	8,910,394
Saab AB - Class B (Sweden)	86,381	6,838,677
		26,472,200
Commercial Services & Supplies - 2.5%
Daiei Kankyo Co. Ltd. (Japan)	268,000	4,478,958
Element Fleet Management Corp. (Canada)	487,397	7,778,384
		12,257,342
Construction & Engineering - 3.1%
Fugro N.V. (Netherlands)	490,057	11,886,451
Worley Ltd. (Australia)	342,265	3,303,952
		15,190,403
Electrical Equipment - 2.3%
Hammond Power Solutions, Inc. (Canada)	35,490	2,973,978
NKT A/S (Denmark)*	55,174	4,576,922
Voltronic Power Technology Corp. (Taiwan)	77,498	3,666,991
		11,217,891
Ground Transportation - 1.9%
TFI International, Inc. (Canada)	72,323	9,418,565
Machinery - 5.4%
Aalberts N.V. (Netherlands)	78,308	3,723,217
Amada Co. Ltd. (Japan)	302,000	3,298,465
ATS Corp. (Canada)*	49,953	1,643,389
Daifuku Co. Ltd. (Japan)	277,300	5,680,159
Krones AG (Germany)	18,669	2,461,169
Takeuchi Manufacturing Co. Ltd. (Japan)	156,900	5,951,723
Trelleborg AB - Class B (Sweden)	106,571	3,755,821
		26,513,943
Professional Services - 1.7%
ALS Ltd. (Australia)	488,333	4,082,960
Nihon M&A Center Holdings, Inc. (Japan)	424,400	2,322,882
SMS Co. Ltd. (Japan)	136,000	1,881,899
		8,287,741
Trading Companies & Distributors - 6.5%
Ashtead Technology Holdings plc (United Kingdom)	368,389	3,760,818
Diploma plc (United Kingdom)	101,255	4,576,787
Howden Joinery Group plc (United Kingdom)	733,459	7,983,496
Sojitz Corp. (Japan)	368,500	9,487,718
Toromont Industries Ltd. (Canada)	71,832	6,574,534
		32,383,353
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Transportation Infrastructure - 0.3%
Japan Airport Terminal Co. Ltd. (Japan)	42,300	$1,494,848
Total Industrials		143,236,286
Information Technology - 16.7%
Electronic Equipment, Instruments & Components - 4.6%
E Ink Holdings, Inc. (Taiwan)	580,000	3,708,069
Halma plc (United Kingdom)	173,030	4,742,205
Kaynes Technology India Ltd. (India)*	118,310	3,776,687
Lagercrantz Group AB - Class B (Sweden)	245,349	3,600,089
Oxford Instruments plc (United Kingdom)	119,371	3,350,430
Sinbon Electronics Co. Ltd. (Taiwan)	410,000	3,531,652
		22,709,132
IT Services - 3.8%
Alten S.A. (France)	24,963	2,933,658
Indra Sistemas S.A. (Spain)	191,018	3,651,656
Megaport Ltd. (Australia)*	458,376	3,924,847
Netcompany Group A/S (Denmark)*1	60,606	2,198,676
Sopra Steria Group (France)	28,574	6,256,513
		18,965,350
Semiconductors & Semiconductor Equipment - 3.4%
ASPEED Technology, Inc. (Taiwan)	33,000	3,089,955
BE Semiconductor Industries N.V. (Netherlands)	32,628	4,328,889
eMemory Technology, Inc. (Taiwan)	86,000	5,780,279
HPSP Co. Ltd. (South Korea)	41,725	1,168,200
Socionext, Inc. (Japan)	77,000	2,251,144
		16,618,467
Software - 4.3%
The Descartes Systems Group, Inc.
(Canada)*	66,716	6,188,670
Fortnox AB (Sweden)	381,253	2,221,538
Kinaxis, Inc. (Canada)*	35,207	3,748,952
KPIT Technologies Ltd. (India)	144,736	2,580,311
QT Group OYJ (Finland)*	34,089	2,625,916
Technology One Ltd. (Australia)	398,653	4,128,935
		21,494,322
Technology Hardware, Storage & Peripherals - 0.6%
Gigabyte Technology Co. Ltd. (Taiwan)	325,000	2,930,980
Total Information Technology		82,718,251
Materials - 1.2%
Construction Materials - 0.7%
Wienerberger AG (Austria)	102,477	3,662,049
Metals & Mining - 0.5%
APL Apollo Tubes Ltd. (India)	117,716	2,192,389
Total Materials		5,854,438

The accompanying notes are an integral part of the financial statements.

5

Rainier International Discovery Series

Investment Portfolio - April 30, 2024

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate - 5.1%
Hotel & Resort REITs - 1.2%
Japan Hotel REIT Investment Corp. (Japan)	11,803	$6,202,451
Real Estate Management & Development - 3.9%
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	2,155,000	7,632,115
Nomura Real Estate Holdings, Inc. (Japan)	109,900	3,076,885
The Phoenix Mills Ltd. (India)	155,446	5,862,680
Sobha Ltd. (India)	120,841	2,562,929
		19,134,609
Total Real Estate		25,337,060
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Utilities - 2.2%
Independent Power and Renewable Electricity Producers - 2.2%
ERG S.p.A. (Italy)	148,833	$4,008,010
NHPC Ltd. (India)	5,762,455	6,633,507
Total Utilities		10,641,517

TOTAL COMMON STOCKS
(Identified Cost $379,614,631)		463,853,700

SHORT-TERM INVESTMENT - 6.2%

Dreyfus Government Cash Management, Institutional Shares, 5.19%[2]
(Identified Cost $30,780,737)	30,780,737	30,780,737

TOTAL INVESTMENTS - 100.1%
(Identified Cost $410,395,368)		494,634,437
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(696,509)
NET ASSETS - 100%		$493,937,928

REIT - Real Estate Investment Trust

*Non-income producing security.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $25,189,510, which represented 5.1% of the Series’ Net Assets.

2Rate shown is the current yield as of April 30, 2024.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Japan - 17.6% and United Kingdom - 12.9%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Rainier International Discovery Series

Statement of Assets and Liabilities

April 30, 2024 (unaudited)

ASSETS:

Investments, at value (identified cost $410,395,368) (Note 2)	$494,634,437
Foreign currency, at value (identified cost $744,207)	739,680
Dividends receivable	1,692,638
Foreign tax reclaims receivable	877,603
Receivable for fund shares sold	300,784
Prepaid expenses	6

TOTAL ASSETS	498,245,148

LIABILITIES:

Accrued management fees[1]	336,906
Accrued sub-transfer agent fees[1]	210,098
Directors’ fees payable[1]	27,233
Accrued fund accounting and administration fees[1]	26,624
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	5,875
Accrued Chief Compliance Officer service fees[1]	3,065
Accrued foreign capital gains tax (Note 2)	2,347,376
Payable for securities purchased	1,103,200
Payable for fund shares repurchased	80,043
Other payables and accrued expenses	166,800

TOTAL LIABILITIES	4,307,220

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$493,937,928

NET ASSETS CONSIST OF:

Capital stock	$216,569
Additional paid-in-capital	481,860,831
Total distributable earnings	11,860,528

TOTAL NET ASSETS	$493,937,928

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($27,870,741/1,245,287 shares)	$22.38

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($247,112,044/10,841,196 shares)	$22.79

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($22,326,977/981,013 shares)	$22.76

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z
($196,628,166/8,589,359 shares)	$22.89

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

 7

Rainier International Discovery Series

Statement of Operations

For the Six Months Ended April 30, 2024 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $435,501)	$4,200,665

EXPENSES:

Management fees (Note 3)	2,421,823
Sub-transfer agent fees (Note 3)	188,244
Fund accounting and administration fees (Note 3)	77,958
Directors’ fees (Note 3)	48,974
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	36,822
Chief Compliance Officer service fees (Note 3)	4,383
Custodian fees	92,550
Professional fees	67,861
Miscellaneous	140,043

Total Expenses	3,078,658
Less reduction of expenses (Note 3)	(231,458)

Net Expenses	2,847,200

NET INVESTMENT INCOME	1,353,465

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on-
Investments (net of foreign capital gains tax of $4,179,669)	32,373,077
Foreign currency and translation of other assets and liabilities	(198,056)

32,175,021
Net change in unrealized appreciation (depreciation) on-
Investments (net of increase in accrued foreign capital gains tax of $1,707,387)	45,749,317
Foreign currency and translation of other assets and liabilities	(3,767)

45,745,550

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	77,920,571

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,274,036

 The accompanying notes are an integral part of the financial statements.

 8

Rainier International Discovery Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/24 (UNAUDITED)	FOR THE YEAR ENDED 10/31/23
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,353,465	$4,777,111
Net realized gain (loss) on investments and foreign currency	32,175,021	(40,345,856)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	45,745,550	23,735,404

Net increase (decrease) from operations	79,274,036	(11,833,341)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(313,094)	—
Class I	(3,552,679)	—
Class W	(529,411)	(250,430)
Class Z	(3,357,659)	(272,966)

Total distributions to shareholders	(7,752,843)	(523,396)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(94,778,618)	(112,298,252)

Net increase (decrease) in net assets	(23,257,425)	(124,654,989)

NET ASSETS:

Beginning of period	517,195,353	641,850,342

End of period	$493,937,928	$517,195,353

The accompanying notes are an integral part of the financial statements.

9

Rainier International Discovery Series

Financial Highlights - Class S

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/24
	(UNAUDITED)		10/31/23	10/31/22	10/31/21	10/31/20		10/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$19.64		$20.31	$34.75	$25.62	$20.41		$18.83
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02		0.09	(0.00)[2]	(0.13)	(0.11)		(0.07)
Net realized and unrealized gain (loss) on investments.	2.95		(0.76)	(10.85)	9.77	5.32		1.67
Total from investment operations	2.97		(0.67)	(10.85)	9.64	5.21		1.60
Less distributions to shareholders:
From net investment income	(0.23)		—	—	—	—		(0.02)
From net realized gain on investments	—		—	(3.59)	(0.51)	—		—
Total distributions to shareholders	(0.23)		—	(3.59)	(0.51)	—		(0.02)

Net asset value - End of period	$22.38		$19.64	$20.31	$34.75	$25.62		$20.41
Net assets - End of period (000’s omitted)	$27,871		$28,930	$32,038	$47,911	$36,577		$39,387
Total return[3]	15.15%		(3.30% )	(34.40% )	38.06%	25.53%		8.53%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.40%	[4]	1.40%	1.39%	1.40%	1.40%		1.40%
Net investment income (loss)	0.19%	[4]	0.42%	(0.02% )	(0.41% )	(0.48%	)	(0.36% )
Series portfolio turnover	37%		64%	76%	76%	91%		102%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.07%	[4]	0.06%	N/A	0.00% [5]	0.05%		0.04%

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

10

Rainier International Discovery Series

Financial Highlights - Class I

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/24
	(UNAUDITED)		10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$20.04		$20.66	$35.24	$25.91	$20.64	$19.04
Income (loss) from investment operations:
Net investment income (loss)[1]	0.05		0.15	0.07	(0.05)	(0.05)	0.06
Net realized and unrealized gain (loss) on investments	3.00		(0.77)	(11.03)	9.89	5.38	1.61
Total from investment operations	3.05		(0.62)	(10.96)	9.84	5.33	1.67
Less distributions to shareholders:
From net investment income	(0.30)		—	(0.03)	—	(0.06)	(0.07)
From net realized gain on investments	—		—	(3.59)	(0.51)	—	—
Total distributions to shareholders	(0.30)		—	(3.62)	(0.51)	(0.06)	(0.07)

Net asset value - End of period	$22.79		$20.04	$20.66	$35.24	$25.91	$20.64
Net assets - End of period (000’s omitted)	$247,112		$257,083	$281,907	$335,259	$174,435	$154,009
Total return[2]	15.26%		(3.00% )	(34.25% )	38.41%	25.88%	8.81%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.15%	[3]	1.15%	1.12%	1.13%[4]	1.15%	1.14%
Net investment income (loss)	0.43%	[3]	0.69%	0.28%	(0.14%)	(0.22% )	0.31%
Series portfolio turnover	37%		64%	76%	76%	91%	102%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.04%	[3]	0.03%	N/A	N/A	0.00% [5]	0.03%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Includes recoupment of past waived and/or reimbursed fees. Without the recoupment the ratio would have been 1.11%.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

11

Rainier International Discovery Series

Financial Highlights - Class W

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS						FOR THE
	ENDED						PERIOD
	4/30/24						3/1/19[1] TO
	(UNAUDITED)		10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$20.13		$20.75	$35.39	$25.93	$20.59	$19.34
Income (loss) from investment operations:
Net investment income[2]	0.17		0.38	0.33	0.28	0.19	0.22
Net realized and unrealized gain (loss) on investments	3.01		(0.77)	(11.03)	9.90	5.36	1.03
Total from investment operations	3.18		(0.39)	(10.70)	10.18	5.55	1.25
Less distributions to shareholders:
From net investment income	(0.55)		(0.23)	(0.35)	(0.21)	(0.21)	—
From net realized gain on investments	—		—	(3.59)	(0.51)	—	—
Total distributions to shareholders	(0.55)		(0.23)	(3.94)	(0.72)	(0.21)	—

Net asset value - End of period	$22.76		$20.13	$20.75	$35.39	$25.93	$20.59
Net assets - End of period (000’s omitted)	$22,327		$19,504	$22,552	$32,618	$24,962	$18,095
Total return[3]	15.88%		(2.01% )	(33.57% )	39.91%	27.17%	6.46%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.10%	[4]	0.10%	0.10%	0.10%	0.10%	0.10%	[4]
Net investment income	1.51%	[4]	1.72%	1.28%	0.87%	0.84%	1.65%	[4]
Series portfolio turnover	37%		64%	76%	76%	91%	102%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.96%	[4]	0.96%	0.92%	0.93%	0.97%	1.00%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

12

Rainier International Discovery Series

Financial Highlights - Class Z

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/24
	(UNAUDITED)		10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$20.14		$20.75	$35.36	$25.96	$20.67	$19.06
Income (loss) from investment operations:
Net investment income (loss)[1]	0.06		0.18	0.09	(0.01)	(0.01)	0.09
Net realized and unrealized gain (loss) on investments	3.02		(0.77)	(11.06)	9.92	5.38	1.61
Total from investment operations	3.08		(0.59)	(10.97)	9.91	5.37	1.70
Less distributions to shareholders:
From net investment income	(0.33)		(0.02)	(0.05)	(0.00)[2]	(0.08)	(0.09)
From net realized gain on investments	—		—	(3.59)	(0.51)	—	—
Total distributions to shareholders	(0.33)		(0.02)	(3.64)	(0.51)	(0.08)	(0.09)

Net asset value - End of period	$22.89		$20.14	$20.75	$35.36	$25.96	$20.67
Net assets - End of period (000’s omitted)	$196,628		$211,678	$305,353	$404,306	$283,566	$237,740
Total return[3]	15.34%		(2.86% )	(34.17% )	38.61%	26.06%	8.99%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.00%	[4]	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	0.53%	[4]	0.81%	0.34%	(0.03% )	(0.05% )	0.48%
Series portfolio turnover	37%		64%	76%	76%	91%	102%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.06%	[4]	0.06%	0.02%	0.03%	0.07%	0.08%

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

13

Rainier International Discovery Series

Notes to Financial Statements

(unaudited)

1.	Organization

Rainier International Discovery Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to seek long-term capital appreciation.

The Series is authorized to issue four classes of shares (Class S, I, W and Z). Each class is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). The investment sub-advisor of the Series is Rainier Investment Management, LLC (“Rainier” or the “Sub-Advisor”), an affiliate of the Advisor. Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2024, 6.4 billion shares have been designated in total among 15 series, of which 100 million have been designated as Rainier International Discovery Series Class I common stock, Rainier International Discovery Series Class S (formerly Class K) common stock, Rainier International Discovery Series Class W common stock and Rainier International Discovery Series Class Z (formerly Class R6) common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee

14

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$32,858,760	$1,596,606	$31,262,154	$—
Consumer Discretionary	51,725,862	5,351,553	46,374,309	—
Consumer Staples	16,015,223	3,662,741	12,352,482	—
Energy	12,314,517	—	12,314,517	—
Financials	49,412,913	—	49,412,913	—
Health Care	33,738,873	—	33,738,873	—
Industrials	143,236,286	31,648,033	111,588,253	—
Information Technology	82,718,251	9,937,622	72,780,629	—
Materials	5,854,438	—	5,854,438	—
Real Estate	25,337,060	7,632,115	17,704,945	—
Utilities	10,641,517	—	10,641,517	—
Short-Term Investment	30,780,737	30,780,737	—	—
Total assets	$494,634,437	$90,609,407	$404,025,030	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2023 or April 30, 2024.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including

15

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2024, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2020 through October 31, 2023. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax. The Series is subject to a tax imposed on short term capital gains on securities of issuers domiciled in India. The Series records an estimated deferred tax liability for securities that have been held for less than a year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount is reported in Accrued foreign capital gains tax in the accompanying Statement of Assets and Liabilities. Realized losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short term realized capital gains.

16

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.90% of the Series’ average daily net assets. The Advisor pays the Sub-Advisor out of the fee received from the Series at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor maintain the Series' organization and select and oversee the Sub-Advisor, who provides the Series with advice and assistance in the choice of investments and the execution of securities transactions. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor and/or Sub-Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor and/or Sub-Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class S shares and Class I shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series' expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 1.15% of the average daily net assets of the Class I and Class S shares, 1.00% of the average daily net assets of the Class Z shares, and 0.10% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended

17

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to these agreements, the Advisor waived $99,052 in management fees for Class W shares for the six months ended April 30, 2024. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $10,211, $47,686, $6,664, and $67,845 for Class S, Class I, Class W, and Class Z shares, respectively, for the six months ended April 30, 2024. These amounts are included as a reduction of expenses on the Statement of Operations.

As of April 30, 2024, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING OCTOBER 31,
	2024	2025	2026	2027	TOTAL
Class S	$1,492	$—	$19,335	$10,211	$31,038
Class I	—	—	79,371	47,686	127,057
Class W	9,014	6,376	14,511	6,664	36,564
Class Z	106,848	77,934	160,927	67,845	413,554

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2024, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $188,274,418 and $292,870,140, respectively. There were no purchases or sales of U.S. Government securities.

18

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of Rainier International Discovery Series were:

CLASS S	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	127,301	$2,837,733	559,944	$12,377,330
Reinvested	12,261	266,196	—	—
Repurchased	(367,239)	(8,120,920)	(664,823)	(14,473,567)
Total	(227,677)	$(5,016,991)	(104,879)	$(2,096,237)

CLASS I	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,449,615	$32,761,984	4,809,971	$107,148,727
Reinvested	159,090	3,514,294	—	—
Repurchased	(3,597,613)	(81,087,244)	(5,622,411)	(123,286,752)
Total	(1,988,908)	$(44,810,966)	(812,440)	$(16,138,025)

CLASS W	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	35,180	$822,155	60,462	$1,343,190
Reinvested	24,097	529,411	10,775	241,796
Repurchased	(47,349)	(1,098,074)	(189,265)	(4,129,672)
Total	11,928	$253,492	(118,028)	$(2,544,686)

CLASS Z	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	511,662	$11,553,450	2,836,274	$64,239,847
Reinvested	102,032	2,262,043	8,352	189,009
Repurchased	(2,537,168)	(59,019,646)	(7,046,742)	(155,948,160)
Total	(1,923,474)	$(45,204,153)	(4,202,116)	$(91,519,304)

At April 30, 2024, one shareholder account owned 12.1% of the Series. In addition, the Advisor and its affiliates owned 0.1% of the Series. Investment activities of these shareholders may have a material effect on the Series.

6.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2024 unless extended or renewed. During the six months ended April 30, 2024, the Series did not borrow under the line of credit.

19

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

7.	Financial Instruments

The Series may trade in instruments including futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2024.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2023, were as follows:

Ordinary income	$523,396

At April 30, 2024, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$414,258,640
Unrealized appreciation	93,040,063
Unrealized depreciation	(12,664,266)
Net unrealized appreciation	$80,375,797

At October 31, 2023, the Series had net short-term capital loss carryforwards of $79,548,656 and net long-term capital loss carryforwards of $11,984,930, which may be carried forward indefinitely.

10.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

20

Rainier International Discovery Series

Liquidity Risk Management Program Disclosure

(unaudited)

The Securities and Exchange commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management by open-end investment companies and reduce Liquidity Risk, which is the risk that open-end investment companies are unable to meet redemption obligations without a significant dilution of remaining shareholder interests.

The Manning & Napier Fund, Inc. and each of its series (each a “Fund” or collectively, the “Funds”) adopted a Liquidity Risk Management Program (the “Program”) and obtained approval from the Board of Directors (the “Board”), including a majority of Directors who are not interested persons of the Fund, to appoint a Liquidity Risk Management Committee (the “Committee”) to assess and manage the Fund’s Liquidity Risk.

Under the Program, assessment and management of Liquidity Risk takes into consideration certain factors, such as each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the Liquidity Rule, the Program includes policies and procedures for the classification of each Fund’s portfolio holdings into four liquidity categories, establishes a 15% limit on holdings of illiquid investments, and sets forth procedures for the override of vendor-derived classifications.

The Committee prepares an annual assessment (“assessment”) of the Program to review the operation of the Program, including the adequacy of controls designed to manage the Funds’ Liquidity Risk. Through this assessment, the Committee re-considers prior conclusions around each factor that the Fund must consider to assess, manage, and review its Liquidity Risk and evaluates the effectiveness of processes to classify Fund assets into liquidity categories, including Committee override determinations. As part of this evaluation the Committee re-affirms that each Fund operates as a Primarily Highly Liquid Fund, with greater than 50% of net assets consistently invested in Highly Liquid Investments, thereby negating a need to establish a Highly Liquid Investment Minimum for any Fund. Lastly, the assessment considers the effectiveness of the safeguards that the Committee adopted to prevent a violation of the Liquidity Rule’s limit on a Fund’s holding of Illiquid Investments.

The most recent assessment covered January 1, 2023, through December 31, 2023, and was presented to the Board in February 2024. This assessment confirmed that the Program continues to operate effectively in all material respects to address the requirements of the Liquidity Rule and manage the Funds’ Liquidity Risk.

21

{This page intentionally left blank}

22

Rainier International Discovery Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End
2. Fund Holdings - Quarter-End
3. Shareholder Report - Annual
4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNIDS-04/24-SAR

23

www.manning-napier.com

Manning & Napier Fund, Inc.

Pro-Blend® Conservative Term Series

Pro-Blend® Moderate Term Series

Pro-Blend® Extended Term Series

Pro-Blend® Maximum Term Series

24

Shareholder Expense Example - Pro-Blend® Conservative Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/23	ENDING ACCOUNT VALUE 4/30/24	EXPENSES PAID DURING PERIOD* 11/1/23 - 4/30/24	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,062.30	$4.61	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.52	0.90%
Class I
Actual	$1,000.00	$1,063.10	$3.33	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	$3.27	0.65%
Class R
Actual	$1,000.00	$1,061.00	$5.79	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.24	$5.67	1.13%
Class L
Actual	$1,000.00	$1,057.70	$8.39	1.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.71	$8.22	1.64%
Class W
Actual	$1,000.00	$1,066.00	$0.51	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.37	$0.50	0.10%

Shareholder Expense Example - Pro-Blend® Conservative Term Series

(unaudited)

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

Portfolio Composition - Pro-Blend® Conservative Term Series - as of April 30, 2024

(unaudited)

Asset Allocation[1]

1As a percentage of net assets.
2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
3A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation[4]

Financials	11.7%
Industrials	4.3%
Communication Services	3.7%
Real Estate	3.2%
Health Care	2.8%
Consumer Discretionary	2.7%
Consumer Staples	2.3%
Energy	2.0%
Information Technology	1.8%
Utilities	1.7%
Materials	0.6%

[4]Including common stocks and corporate bonds, as a percentage of total investments.

Top Five Stock Holdings[5]

Amazon.com, Inc.	0.8%
Mastercard, Inc. - Class A	0.7%
Alphabet, Inc. - Class A	0.7%
Taiwan Semiconductor Manufacturing Co.
Ltd. - ADR (Taiwan)	0.7%
Micron Technology, Inc.	0.6%

5As a percentage of total investments.

Top Five Bond Holdings[6]

U.S. Treasury Note, 2.25%, 11/15/2025	5.0%
U.S. Treasury Note, 2%, 11/15/2026	4.2%
U.S. Treasury Note, 2.25%, 11/15/2027	3.1%
U.S. Treasury Note, 0.875%, 11/15/2030	2.6%
U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2027	2.5%

6As a percentage of total investments.

Investment Portfolio - April 30, 2024

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS - 16.8%

Communication Services - 1.6%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom S.A. - ADR (Spain)	2,546	$41,882
Cellnex Telecom S.A. (Spain)[2]	2,935	97,015
Helios Towers plc (Tanzania)*	29,388	35,883
		174,780
Entertainment - 0.4%
Electronic Arts, Inc.	10,012	1,269,722
Interactive Media & Services - 1.1%
Alphabet, Inc. - Class A*	14,062	2,289,013
Auto Trader Group plc (United Kingdom)[2]	9,231	80,028
Meta Platforms, Inc. - Class A	3,096	1,331,806
Tencent Holdings Ltd. (China)	3,200	140,426
		3,841,273
Total Communication Services		5,285,775
Consumer Discretionary - 1.5%
Broadline Retail - 1.1%
Amazon.com, Inc.*	15,242	2,667,350
Dollarama, Inc. (Canada)	1,252	104,442
MercadoLibre, Inc. (Brazil)*	645	940,861
		3,712,653
Hotels, Restaurants & Leisure - 0.4%
Marriott Vacations Worldwide Corp.	306	29,410
Monarch Casino & Resort, Inc.	724	49,065
Vail Resorts, Inc.	5,929	1,122,775
		1,201,250
Household Durables - 0.0%##
Sony Group Corp. (Japan)	1,200	99,182
Total Consumer Discretionary		5,013,085
Consumer Staples - 2.3%
Beverages - 1.3%
The Coca-Cola Co.	27,680	1,709,794
Constellation Brands, Inc. - Class A	3,117	790,035
Heineken N.V. - ADR (Netherlands)	31,501	1,535,359
Heineken N.V. (Netherlands)	1,494	145,395
		4,180,583
Food Products - 0.6%
Mondelez International, Inc. - Class A	7,685	552,859
Nestle S.A. - ADR	14,168	1,425,301
Nestle S.A	1,168	117,267
		2,095,427
Personal Care Products - 0.0%##
Beiersdorf AG (Germany)	813	122,197
L’Oreal S.A. (France)	50	23,442
		145,639

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Tobacco - 0.4%
Philip Morris International, Inc.	15,117	$1,435,208
Total Consumer Staples		7,856,857
Financials - 3.0%
Banks - 0.4%
FinecoBank Banca Fineco S.p.A. (Italy)	2,957	45,301
HDFC Bank Ltd. - ADR (India)	22,092	1,272,499
		1,317,800
Capital Markets - 1.2%
Avanza Bank Holding AB (Sweden)	1,848	39,603
Deutsche Boerse AG - ADR (Germany)	39,444	758,903
Deutsche Boerse AG (Germany)	816	157,318
Intercontinental Exchange, Inc.	5,873	756,207
Intermediate Capital Group plc (United Kingdom)	3,378	88,044
Moody’s Corp.	3,461	1,281,712
S&P Global, Inc.	1,777	738,930
		3,820,717
Financial Services - 1.2%
Mastercard, Inc. - Class A	5,371	2,423,395
Visa, Inc. - Class A	6,442	1,730,386
		4,153,781
Insurance - 0.2%
Admiral Group plc - ADR (United Kingdom)	16,070	546,703
Admiral Group plc (United Kingdom)	4,323	147,142
		693,845
Total Financials		9,986,143
Health Care - 2.8%
Biotechnology - 0.5%
BioMarin Pharmaceutical, Inc.*	11,118	897,890
Vertex Pharmaceuticals, Inc.*	2,362	927,817
		1,825,707
Health Care Equipment & Supplies - 0.5%
Alcon, Inc. (Switzerland)	8,170	633,829
Intuitive Surgical, Inc.*	1,403	519,980
Medtronic plc	7,680	616,243
		1,770,052
Health Care Providers & Services - 0.3%
Humana, Inc.	1,916	578,804
UnitedHealth Group, Inc.	1,091	527,717
		1,106,521
Life Sciences Tools & Services - 0.4%
Lonza Group AG - ADR (Switzerland)	9,260	512,356
Lonza Group AG (Switzerland)	202	111,502
Thermo Fisher Scientific, Inc.	990	563,033
		1,186,891

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2024

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals - 1.1%
AstraZeneca plc - ADR (United Kingdom)	18,952	$1,438,078
Johnson & Johnson	10,332	1,493,904
Novartis AG - ADR (Switzerland)	6,619	642,903
		3,574,885
Total Health Care		9,464,056
Industrials - 2.7%
Aerospace & Defense - 1.0%
Airbus SE (France)	698	114,861
BAE Systems plc - ADR (United Kingdom)	8,425	567,592
BAE Systems plc (United Kingdom)	5,329	88,633
L3Harris Technologies, Inc.	8,030	1,718,822
Northrop Grumman Corp.	1,711	829,886
		3,319,794
Building Products - 0.2%
Masco Corp.	8,013	548,490
Commercial Services & Supplies - 0.3%
Cleanaway Waste Management Ltd. (Australia)	49,875	86,282
Copart, Inc.*	17,932	973,887
		1,060,169
Ground Transportation - 0.9%
Canadian National Railway Co. (Canada)	9,406	1,142,265
CSX Corp.	30,512	1,013,609
Union Pacific Corp.	3,379	801,363
		2,957,237
Machinery - 0.2%
Techtronic Industries Co. Ltd. - ADR (Hong Kong)	8,504	587,797
Techtronic Industries Co. Ltd. (Hong Kong)	10,000	138,193
		725,990
Professional Services - 0.0%##
Experian plc	1,932	77,925
Trading Companies & Distributors - 0.1%
Brenntag SE (Germany)	568	45,328
IMCD N.V. (Netherlands)	757	114,212
		159,540
Transportation Infrastructure - 0.0%##
Auckland International Airport Ltd. (New Zealand)	14,601	67,539
Total Industrials		8,916,684
Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 0.1%
Halma plc (United Kingdom)	4,293	117,658

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
Keyence Corp. (Japan)	200	$87,954
		205,612
IT Services - 0.1%
Globant S.A. *	350	62,506
Keywords Studios plc (Ireland)	1,998	28,530
Softcat plc (United Kingdom)	3,019	59,092
		150,128
Semiconductors & Semiconductor Equipment - 1.2%
Micron Technology, Inc.	16,800	1,897,728
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	16,225	2,228,341
		4,126,069
Software - 0.4%
Atlassian Corp. - Class A *	305	52,552
Microsoft Corp.	2,153	838,227
ServiceNow, Inc.*	784	543,571
		1,434,350
Total Information Technology		5,916,159
Materials - 0.0%##
Chemicals - 0.0%##
Air Liquide S.A. (France)	499	97,594
Real Estate - 0.8%
Health Care REITs - 0.1%
American Healthcare REIT, Inc.	2,337	32,087
CareTrust REIT, Inc.	1,962	48,501
Ventas, Inc.	1,093	48,398
Welltower, Inc.	1,442	137,394
		266,380
Industrial REITs - 0.2%
Americold Realty Trust, Inc.	1,768	38,843
First Industrial Realty Trust, Inc.	602	27,343
Goodman Group (Australia)	2,134	43,106
LXP Industrial Trust.	7,439	62,116
Prologis, Inc.	2,786	284,311
Rexford Industrial Realty, Inc.	1,873	80,183
Terreno Realty Corp.	1,449	78,753
		614,655
Office REITs - 0.0%##
Equity Commonwealth*	2,599	48,653
Real Estate Management & Development - 0.0%##
DigitalBridge Group, Inc.	2,369	38,946
Residential REITs - 0.2%
American Homes 4 Rent - Class A	2,227	79,727
AvalonBay Communities, Inc.	593	112,415
Equity LifeStyle Properties, Inc.	1,467	88,445

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2024

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Residential REITs (continued)
Equity Residential	1,350	$86,940
Flagship Communities REIT	3,001	45,375
Invitation Homes, Inc.	3,880	132,696
Mid-America Apartment Communities, Inc.	248	32,240
Sun Communities, Inc.	1,102	122,675
UDR, Inc.	926	35,262
		735,775
Retail REITs - 0.0%##
Agree Realty Corp.	1,075	61,511
Realty Income Corp.	896	47,972
		109,483
Specialized REITs - 0.3%
American Tower Corp.	516	88,525
Crown Castle, Inc.	449	42,107
Digital Realty Trust, Inc.	401	55,651
Equinix, Inc.	497	353,422
Extra Space Storage, Inc.	630	84,597
Public Storage.	485	125,833
SBA Communications Corp.	693	128,981
		879,116
Total Real Estate		2,693,008
Utilities - 0.3%
Electric Utilities - 0.3%
Evergy, Inc.	16,852	883,887

TOTAL COMMON STOCKS
(Identified Cost $47,392,982)		56,113,248

CORPORATE BONDS - 20.0%

Non-Convertible Corporate Bonds- 20.0%
Communication Services - 2.1%
Entertainment - 0.7%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	2,380,000	2,169,596

Interactive Media & Services - 1.3%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	4,695,000	4,385,059

Media - 0.1%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	400,000	397,247

Total Communication Services		6,951,902

Consumer Discretionary - 1.2%
Broadline Retail - 1.2%
Alibaba Group Holding Ltd. (China), 2.125%, 2/9/2031	1,020,000	824,971

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Broadline Retail (continued)
Alibaba Group Holding Ltd. (continued) (China), 4.00%, 12/6/2037	3,730,000	$3,100,046

Total Consumer Discretionary		3,925,017

Energy - 2.0%
Energy Equipment & Services - 0.1%
Borr IHC Ltd. - Borr Finance LLC
(Mexico), 10.00%, 11/15/2028[2]	350,000	362,063

Oil, Gas & Consumable Fuels - 1.9%
Brooge Petroleum and Gas Investment
Co. FZE (United Arab Emirates), 8.50%, 9/24/2025 (Acquired 09/10/2020-10/29/2021, cost $419,998)[3]	427,745	301,045
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	2,110,000	2,220,231
Energy Transfer LP
7.375%, 2/1/2031[2]	1,400,000	1,443,275
6.50%, 2/1/2042	2,090,000	2,117,552
New Fortress Energy, Inc., 8.75%, 3/15/2029[2]	345,000	336,229
		6,418,332
Total Energy		6,780,395

Financials - 8.7%
Banks - 5.9%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	2,720,000	2,241,703
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	2,490,000	2,279,368
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[4]	1,470,000	1,391,840
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[4]	125,000	126,044
Huntington Bancshares, Inc., 2.55%, 2/4/2030	1,650,000	1,375,274
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	3,920,000	3,710,650
KeyBank NA, 5.85%, 11/15/2027	1,420,000	1,393,283
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.322%), 5.812%, 6/12/2026[4]	825,000	824,663
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[4]	2,440,000	2,083,675
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[4]	2,150,000	2,071,869

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2024

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[4]	2,100,000	$2,103,104
		19,601,473
Capital Markets - 0.6%
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	2,110,000	2,085,132

Consumer Finance - 1.0%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 1.905%), 5.70%, 2/1/2030[4]	2,940,000	2,899,181
Navient Corp., 6.75%, 6/25/2025	485,000	483,905
		3,383,086
Financial Services - 0.1%
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	230,000	193,350
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $250,000)[3]	250,000	212,402
		405,752
Insurance - 1.1%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	730,000	712,339
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	730,000	711,874
New York Life Global Funding, 4.70%, 1/29/2029[2]	730,000	710,800
SiriusPoint Ltd. (Bermuda), 7.00%, 4/5/2029	1,440,000	1,441,682
		3,576,695
Total Financials		29,052,138

Industrials - 1.6%
Construction & Engineering - 0.1%
Tutor Perini Corp., 11.875%, 4/30/2029[2]	340,000	348,088

Ground Transportation - 0.5%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[4]	1,540,000	1,522,976

Passenger Airlines - 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	115,614	116,694
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.60%, 3/1/2026	63,665	60,836
Series 2019-2, Class B, 3.50%, 5/1/2028	327,133	301,266
		478,796

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors - 0.9%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,700,000	$1,516,426
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,600,000	1,492,808
		3,009,234
Total Industrials		5,359,094

Materials - 0.6%
Metals & Mining - 0.6%
Infrabuild Australia Pty Ltd. (Australia), 14.50%, 11/15/2028[2]	350,000	361,569
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,628,570	1,522,889
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-05/13/2020, cost $212,263)[3,5]	880,000	9

Total Materials		1,884,467

Real Estate - 2.4%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	460,000	436,283

Retail REITs - 1.4%
Simon Property Group LP
2.25%, 1/15/2032	1,290,000	1,023,686
2.65%, 2/1/2032	4,505,000	3,675,073
		4,698,759
Specialized REITs - 0.9%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $399,500)[3]	470,000	457,776
SBA Tower Trust, 6.599%, 1/15/2028[2]	2,540,000	2,577,240
		3,035,016
Total Real Estate		8,170,058

Utilities - 1.4%
Electric Utilities - 0.4%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	1,470,000	1,532,764

Independent Power and Renewable Electricity Producers - 1.0%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	3,130,000	3,227,493

Total Utilities		4,760,257

TOTAL CORPORATE BONDS
(Identified Cost $71,315,678)		66,883,328

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2024

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

EXCHANGE-TRADED FUND - 1.8%

iShares Broad USD High Yield Corporate Bond ETF
(Identified Cost $6,067,594)	167,405	$6,016,536

U.S. TREASURY SECURITIES - 23.7%

U.S. Treasury Bonds - 4.5%
U.S. Treasury Bond, 2.375%, 2/15/2042	9,544,000	6,686,765
U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2027	8,472,743	8,450,568

Total U.S. Treasury Bonds
(Identified Cost $15,764,368)		15,137,333
U.S. Treasury Notes - 19.2%
U.S. Treasury Note
2.25%, 11/15/2024	6,372,000	6,266,961
2.25%, 11/15/2025	17,508,000	16,758,439
2.00%, 11/15/2026	14,957,000	13,914,684
2.25%, 11/15/2027	11,175,000	10,241,713
1.75%, 11/15/2029	9,617,000	8,263,107
0.875%, 11/15/2030	11,003,000	8,663,143

Total U.S. Treasury Notes
(Identified Cost $65,309,503)		64,108,047
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $81,073,871)		79,245,380

ASSET-BACKED SECURITIES - 6.8%

ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[2]	1,550,000	1,524,949
CF Hippolyta Issuer LLC, Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	2,698,356	2,480,584
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054 (Acquired 04/24/2024, cost $849,974)[3]	850,000	849,974
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	667,381	590,165
DataBank Issuer
Series 2021-2A, Class A2, 2.40%, 10/25/2051[2]	1,630,000	1,457,629
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,500,000	1,405,464
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,600,000	2,354,442
Libra Solutions LLC
Series 2022-2A, Class A, 6.85%, 10/15/2034[2]	475,894	474,604
Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	568,728	567,342
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	220,000	217,864
Oxford Finance Funding LLC
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	95,018	93,566

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Oxford Finance Funding LLC (continued)
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	2,680,214	$2,557,889
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,500,000	2,501,774
PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	1,375,885	1,332,296
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	1,180,261	1,182,253
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	679,557	674,226
Store Master Funding I-VII and XIV, Series 2019-1, Class A1, 2.82%, 11/20/2049[2]	2,083,769	1,915,203
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,6]	2,765	2,754
Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight
Financing Rate + 1.114%), 6.431%, 10/25/2048[2,7]	416,940	423,166

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $23,581,443)		22,606,144

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.0%

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,6]	60,911	56,898
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,6]	287,966	240,007
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,6]	159,418	131,106
Fannie Mae REMICS
Series 2018-13, Class PA, 3.00%, 3/25/2048	1,655,229	1,395,480
Series 2018-31, Class KP, 3.50%, 7/25/2047	40,682	39,356
Series 2021-69, Class WJ, 1.50%, 10/25/2050	1,087,623	876,198
Finance of America Structured
Securities Trust, Series 2022-S6, Class A1, 3.00%, 7/25/2061[2]	1,141,154	1,079,113
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,807,440	1,484,555
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,7]	1,404,739	1,298,486
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,6]	1,152,487	989,094
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,6]	1,140,500	960,779
Series 2022-PJ1, Class A8, 2.50%, 5/28/2052[2,6]	1,804,389	1,518,030

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2024

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Imperial Fund Mortgage Trust
Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,6]	1,249,067	$1,034,537
Series 2022-NQM1, Class A1, 2.493%, 2/25/2067[2,6]	2,320,696	2,025,767
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,6]	179,538	171,642
Series 2017-3, Class 1A3, 3.50%, 8/25/2047[2,6]	29,265	25,363
Series 2017-6, Class A3, 3.50%, 12/25/2048[2,6]	66,164	58,651
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,6]	280,770	256,995
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,6]	273,785	250,269
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,6]	399,324	363,192
NYMT Loan Trust, Series 2022-CP1, Class A1, 2.042%, 7/25/2061[2]	1,399,105	1,253,628
OBX Trust
Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,6]	2,127,963	1,728,168
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,8]	1,391,799	1,377,933
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 11.317%, 7/25/2029 (Acquired 07/24/2023, cost $4,292,495)[3,7]	4,292,495	4,291,854
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,6]	579,701	514,970
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,6]	1,439,554	1,170,711
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,6]	2,310,228	1,811,536
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[6]	140,538	115,681
Series 2013-6, Class A2, 3.00%, 5/25/2043[6]	1,094,055	943,602
Series 2013-7, Class A2, 3.00%, 6/25/2043[6]	167,598	144,278
Series 2013-8, Class A1, 3.00%, 6/25/2043[6]	199,632	173,084
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,6]	61,782	54,041
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 8.50%, 11/15/2027[2,7]	1,509,868	937,244
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,6]	1,436,784	1,322,797

	SHARES/ PRINCIPAL AMOUNT[1]		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,6]		92,019	$82,401

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES
(Identified Cost $34,670,715)			30,177,446

FOREIGN GOVERNMENT BONDS - 0.6%

Japan Government Two Year Bond, Series 456, (Japan), 0.10%, 1/1/2026	JPY	200,000,000	1,265,294
Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/2031	MXN	908,000	47,014
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		600,000	590,833

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $2,019,185)			1,903,141

MUNICIPAL BONDS - 1.5%

Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038		2,660,000	1,951,314
South Carolina Public Service Authority, Series B, Revenue Bond, 1.852%, 12/1/2026		3,460,000	3,155,156

TOTAL MUNICIPAL BONDS
(Identified Cost $6,212,371)			5,106,470

U.S. GOVERNMENT AGENCIES - 17.6%

Mortgage-Backed Securities - 17.6%
Fannie Mae
Pool #AC1557, UMBS, 4.50%, 9/1/2024		816	810
Pool #AD0462, UMBS, 5.50%, 10/1/2024		113	112
Pool #MA1834, UMBS, 4.50%, 2/1/2034		216,010	209,454
Pool #MA1903, UMBS, 4.50%, 5/1/2034		203,465	197,272
Pool #886904, UMBS, 6.50%, 9/1/2036		31,684	32,981
Pool #933521, UMBS, 5.00%, 1/1/2038		5,468	5,356
Pool #889260, UMBS, 5.00%, 4/1/2038		6,229	6,103
Pool #889576, UMBS, 6.00%, 4/1/2038		148,888	152,837
Pool #975840, UMBS, 5.00%, 5/1/2038		22,686	22,200
Pool #995196, UMBS, 6.00%, 7/1/2038		182,942	187,776
Pool #986458, UMBS, 6.00%, 8/1/2038		2,196	2,254

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2024

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #987831, UMBS, 6.00%, 9/1/2038	8,355	$8,576
Pool #990897, UMBS, 6.00%, 9/1/2038	15,838	16,257
Pool #AD0220, UMBS, 6.00%, 10/1/2038	25,746	26,427
Pool #257497, UMBS, 6.00%, 12/1/2038	6,266	6,432
Pool #971022, UMBS, 5.00%, 1/1/2039	11,229	10,988
Pool #AA1810, UMBS, 5.00%, 1/1/2039	31,594	30,917
Pool #983686, UMBS, 5.00%, 2/1/2039	13,161	12,880
Pool #AE0604, UMBS, 6.00%, 7/1/2039	167,459	171,884
Pool #AA6788, UMBS, 6.00%, 8/1/2039	107,316	110,154
Pool #AC0463, UMBS, 5.00%, 11/1/2039	12,019	11,745
Pool #AC5111, UMBS, 5.00%, 11/1/2039	25,664	25,078
Pool #MA0258, UMBS, 4.50%, 12/1/2039	281,674	269,457
Pool #MA0259, UMBS, 5.00%, 12/1/2039	15,644	15,287
Pool #AC8573, UMBS, 5.00%, 1/1/2040	21,222	20,737
Pool #AL1595, UMBS, 6.00%, 1/1/2040	171,487	176,036
Pool #AE0061, UMBS, 6.00%, 2/1/2040	73,337	75,279
Pool #AL0152, UMBS, 6.00%, 6/1/2040	292,212	299,964
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,266,124	1,915,125
Pool #AI5172, UMBS, 4.00%, 8/1/2041	147,273	136,268
Pool #AL1410, UMBS, 4.50%, 12/1/2041	320,856	305,791
Pool #AB4300, UMBS, 3.50%, 1/1/2042	73,387	65,776
Pool #MA4633, UMBS, 3.50%, 6/1/2042	1,156,401	1,034,453
Pool #MA4687, UMBS, 4.00%, 6/1/2042	2,912,555	2,675,756
Pool #MA4934, UMBS, 5.00%, 2/1/2043	1,757,052	1,699,413
Pool #FS4616, UMBS, 5.00%, 5/1/2043	3,597,833	3,487,493
Pool #AL7729, UMBS, 4.00%, 6/1/2043	166,446	154,008
Pool #BC8677, UMBS, 4.00%, 5/1/2046	76,833	70,138

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #BD6997, UMBS, 4.00%, 10/1/2046	97,216	$88,757
Pool #BE3812, UMBS, 4.00%, 12/1/2046	125,899	114,944
Pool #BE7845, UMBS, 4.50%, 2/1/2047	123,484	116,253
Pool #MA3184, UMBS, 4.50%, 11/1/2047	578,551	543,529
Pool #AL8674, 5.643%, 1/1/2049	496,090	500,629
Pool #FS1179, UMBS, 3.50%, 12/1/2049	2,843,846	2,502,205
Pool #CA5518, UMBS, 3.00%, 4/1/2050	3,967,307	3,334,309
Pool #MA4020, UMBS, 3.00%, 5/1/2050	4,070,964	3,411,184
Pool #FS4339, UMBS, 3.00%, 12/1/2050	1,815,628	1,530,343
Pool #FS4511, UMBS, 4.00%, 8/1/2051	3,614,725	3,281,048
Pool #FS2998, UMBS, 3.50%, 4/1/2052	3,312,275	2,892,169
Pool #FS4925, UMBS, 3.50%, 4/1/2052	3,861,752	3,371,954
Pool #MA4600, UMBS, 3.50%, 5/1/2052	3,253,489	2,808,108
Pool #MA4644, UMBS, 4.00%, 5/1/2052	3,597,344	3,216,340
Pool #MA4807, UMBS, 5.50%, 11/1/2052	2,641,836	2,575,828
Freddie Mac
Pool #C91746, 4.50%, 12/1/2033	32,226	31,325
Pool #C91762, 4.50%, 5/1/2034	318,386	309,012
Pool #G03926, 6.00%, 2/1/2038	120,777	124,140
Pool #G05906, 6.00%, 4/1/2040	16,803	17,271
Pool #G06789, 6.00%, 5/1/2040	101,864	104,701
Pool #A92889, 4.50%, 7/1/2040	412,732	394,446
Pool #RB5167, UMBS, 3.50%, 7/1/2042	1,175,657	1,052,493
Pool #RB5178, UMBS, 4.50%, 8/1/2042	1,754,854	1,643,739
Pool #RB5188, UMBS, 4.00%, 10/1/2042	2,402,367	2,207,048
Pool #SD8044, UMBS, 3.00%, 2/1/2050	3,018,796	2,530,424
Pool #SD8230, UMBS, 4.50%, 6/1/2052	2,102,997	1,939,464
Pool #SD1360, UMBS, 5.50%, 7/1/2052	3,583,744	3,490,615
Pool #SD8276, UMBS, 5.00%, 12/1/2052	1,239,033	1,175,846
Ginnie Mae Pool #671161, 5.50%, 11/15/2037	24,177	24,428

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $62,573,563)		58,982,026

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2024

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 2.0%

Dreyfus Government Cash Management, Institutional Shares, 5.19%[9]
(Identified Cost $6,698,513)	6,698,513	$6,698,513

TOTAL INVESTMENTS - 99.8%		333,732,232
(Identified Cost $341,605,915)
OTHER ASSETS, LESS LIABILITIES -0.2%		595,851
NET ASSETS - 100%		$334,328,083

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $62,487,755, which represented 18.7% of the Series’ Net Assets.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at April 30, 2024 was $6,113,060, or 1.8% of the Series’ Net Assets.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2024.

5Issuer filed for bankruptcy and/or is in default of interest payments.

6Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2024.

7Floating rate security. Rate shown is the rate in effect as of April 30, 2024.

8Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of April 30, 2024.

9Rate shown is the current yield as of April 30, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series

April 30, 2024 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $341,605,915) (Note 2)	$333,732,232
Foreign currency, at value (identified cost $289)	288
Interest receivable	1,897,184
Foreign tax reclaims receivable	152,787
Dividends receivable	92,393
Receivable for fund shares sold	75,756
Prepaid expenses	4,258

TOTAL ASSETS	335,954,898

LIABILITIES:

Due to custodian	191
Accrued sub-transfer agent fees[1]	191,256
Accrued management fees[1]	107,902
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L)[1]	96,701
Accrued fund accounting and administration fees[1]	19,522
Directors' fees payable[1]	15,534
Accrued Chief Compliance Officer service fees[1]	3,065
Payable for securities purchased	849,974
Payable for fund shares repurchased	218,303
Other payables and accrued expenses	124,367

TOTAL LIABILITIES	1,626,815

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$334,328,083

NET ASSETS CONSIST OF:

Capital stock	$265,779
Additional paid-in-capital	347,938,043
Total distributable earnings (loss)	(13,875,739)

TOTAL NET ASSETS	$334,328,083

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series

April 30, 2024 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($182,637,140/14,534,691 shares)	$12.57
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($72,288,399/5,749,325 shares)	$12.57
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R
($14,731,363/1,169,813 shares)	$12.59
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L
($62,935,439/4,986,149 shares)	$12.62
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($1,735,742/137,874 shares)	$12.59

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Conservative Term Series

For the Six Months Ended April 30, 2024 (unaudited)

INVESTMENT INCOME:

Interest	$6,381,708
Dividends (net of foreign taxes withheld, $20,584)	608,010

Total Investment Income	6,989,718

EXPENSES:

Management fees (Note 3)	691,356
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	328,686
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	239,031
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	37,631
Sub-transfer agent fees (Note 3)	177,181
Fund accounting and administration fees (Note 3)	54,953
Directors’ fees (Note 3)	29,631
Chief Compliance Officer service fees (Note 3)	4,383
Custodian fees	12,251
Miscellaneous	193,271

Total Expenses	1,768,374
Less reduction of expenses (Note 3)	(49,260)

Net Expenses	1,719,114

NET INVESTMENT INCOME	5,270,604

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments (net of foreign capital gains tax of $5,899)	(257,220)
Foreign currency and translation of other assets and liabilities	(8,999)
(266,219)
Net change in unrealized appreciation (depreciation) on-
Investments in securities	15,967,067
Foreign currency and translation of other assets and liabilities	(776)
15,966,291
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	15,700,072

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,970,676

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Conservative Term Series

	FOR THE
	SIX MONTHS
	ENDED	FOR THE
	4/30/24	YEAR ENDED
	(UNAUDITED)	10/31/23
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$5,270,604	$10,086,155
Net realized gain (loss) on investments and foreign currency	(266,219)	(8,423,772)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	15,966,291	12,585,322

Net increase (decrease) from operations	20,970,676	14,247,705

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(5,295,197)	(6,627,506)
Class I	(2,061,217)	(2,862,884)
Class R	(398,985)	(516,816)
Class L	(1,539,000)	(1,406,802)
Class W	(54,109)	(69,307)

Total distributions to shareholders	(9,348,508)	(11,483,315)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(17,169,992)	(60,589,234)

Net increase (decrease) in net assets	(5,547,824)	(57,824,844)

NET ASSETS:

Beginning of period	339,875,907	397,700,751

End of period	$334,328,083	$339,875,907

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/24
	(UNAUDITED)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.16	$12.11	$14.61	$14.47	$14.23	$13.39
Income (loss) from investment operations:
Net investment income[1]	0.20	0.34	0.16	0.17	0.21	0.27
Net realized and unrealized gain (loss) on investments	0.56	0.09	(1.94)	1.34	0.59 [2]	1.07
Total from investment operations	0.76	0.43	(1.78)	1.51	0.80	1.34
Less distributions to shareholders:
From net investment income	(0.35)	(0.20)	(0.08)	(0.19)	(0.21)	(0.23)
From net realized gain on investments	—	(0.18)	(0.64)	(1.18)	(0.35)	(0.27)
Total distributions to shareholders	(0.35)	(0.38)	(0.72)	(1.37)	(0.56)	(0.50)

Net asset value - End of period	$12.57	$12.16	$12.11	$14.61	$14.47	$14.23
Net assets - End of period (000’s omitted)	$182,637	$189,940	$218,606	$291,698	$294,276	$609,145
Total return[3]	6.23%	3.49%	(12.77% )	10.99%	5.86% [2]	10.40%

Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.90% [4]	0.90%	0.88%	0.87%	0.87%	0.87%
Net investment income	3.14% [4]	2.74%	1.23%	1.15%	1.47%	2.01%
Series portfolio turnover	27%	59%	79%	73%	108%	68%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.04%	[4]	0.03%	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. These proceeds impacted the net realized and unrealized gain (loss) on investments per share by less than $0.01. Excluding the proceeds from the settlement, the total return would have been 5.78%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/24
	(UNAUDITED)	10/31/23	10/31/22[1]	10/31/21[1]	10/31/20[1]	10/31/19[1]

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.17	$12.14	$14.95	$15.43	$15.38	$14.67
Income (loss) from investment operations:
Net investment income[2]	0.21	0.37	0.20	0.20	0.27	0.33
Net realized and unrealized gain (loss) on investments	0.56	0.09	(1.93)	1.40	0.64 [3]	1.16
Total from investment operations	0.77	0.46	(1.73)	1.60	0.91	1.49
Less distributions to shareholders:
From net investment income	(0.37)	(0.25)	(0.16)	(0.38)	(0.36)	(0.37)
From net realized gain on investments	—	(0.18)	(0.92)	(1.70)	(0.50)	(0.39)
Total distributions to shareholders	(0.37)	(0.43)	(1.08)	(2.08)	(0.86)	(0.76)

Net asset value - End of period	$12.57	$12.17	$12.14	$14.95	$15.43	$15.38
Net assets - End of period (000’s omitted)	$72,288	$68,157	$85,498	$115,216	$99,139	$207,346
Total return[4]	6.31%	3.73%	(12.50% )	11.16%	6.27% [3]	10.69%

Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.65% [5]	0.65%	0.63%	0.62%	0.60%	0.64%
Net investment income	3.40% [5]	2.98%	1.48%	1.40%	1.77%	2.23%
Series portfolio turnover	27%	59%	79%	73%	108%	68%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.03%	[5]	0.02%	N/A	N/A	N/A	N/A

1Per share amounts have been adjusted to reflect a 1: 0.692071 reverse stock split effective after the close of business on November 4, 2022.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. These proceeds impacted the net realized and unrealized gain (loss) on investments per share by less than $0.01. Excluding the proceeds from the settlement, the total return would have been 6.17%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class R

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/24
	(UNAUDITED)	10/31/23	10/31/22[1]	10/31/21[1]	10/31/20[1]	10/31/19[1]

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.18	$12.13	$15.05	$15.63	$15.64	$14.94
Income (loss) from investment operations:
Net investment income[2]	0.18	0.31	0.14	0.14	0.20	0.26
Net realized and unrealized gain (loss) on investments	0.56	0.08	(1.95)	1.44	0.65 [3]	1.18
Total from investment operations	0.74	0.39	(1.81)	1.58	0.85	1.44
Less distributions to shareholders:
From net investment income	(0.33)	(0.16)	(0.12)	(0.35)	(0.32)	(0.32)
From net realized gain on investments	—	(0.18)	(0.99)	(1.81)	(0.54)	(0.42)
Total distributions to shareholders	(0.33)	(0.34)	(1.11)	(2.16)	(0.86)	(0.74)

Net asset value - End of period	$12.59	$12.18	$12.13	$15.05	$15.63	$15.64
Net assets - End of period (000’s omitted)	$14,731	$14,923	$18,808	$23,527	$22,539	$8,850
Total return[4]	6.10%	3.17%	(12.93% )	10.81%	5.69% [3]	10.12%

Ratios (to average net assets)/ Supplemental Data:
Expenses	1.13% [5]	1.12%	1.08%	1.05%	1.04%	1.10%
Net investment income	2.91% [5]	2.51%	1.03%	0.96%	1.25%	1.77%
Series portfolio turnover	27%	59%	79%	73%	108%	68%

1Per share amounts have been adjusted to reflect a 1: 0.651270 reverse stock split effective after the close of business on November 4, 2022.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. These proceeds impacted the net realized and unrealized gain (loss) on investments per share and total return by less than $0.01 and by less than 0.01%, respectively.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class L

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/24
	(UNAUDITED)	10/31/23	10/31/22[1]	10/31/21[1]	10/31/20[1]	10/31/19[1]

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.21	$12.12	$15.07	$15.64	$15.65	$14.94
Income (loss) from investment operations:
Net investment income[2]	0.15	0.25	0.08	0.06	0.12	0.20
Net realized and unrealized gain (loss) on investments	0.56	0.09	(1.97)	1.45	0.65 [3]	1.17
Total from investment operations	0.71	0.34	(1.89)	1.51	0.77	1.37
Less distributions to shareholders:
From net investment income	(0.30)	(0.07)	(0.08)	(0.26)	(0.24)	(0.25)
From net realized gain on investments	—	(0.18)	(0.98)	(1.82)	(0.54)	(0.41)
Total distributions to shareholders	(0.30)	(0.25)	(1.06)	(2.08)	(0.78)	(0.66)

Net asset value - End of period	$12.62	$12.21	$12.12	$15.07	$15.64	$15.65
Net assets - End of period (000’s omitted)	$62,935	$65,223	$73,165	$94,971	$86,903	$87,628
Total return[4]	5.77%	2.71%	(13.44% )	10.26%	5.16% [3]	9.61%

Ratios (to average net assets)/ Supplemental Data:
Expenses	1.64% [5]	1.63%	1.59%	1.58%	1.55%	1.59%
Net investment income	2.40% [5]	2.00%	0.52%	0.44%	0.79%	1.29%
Series portfolio turnover	27%	59%	79%	73%	108%	68%

1Per share amounts have been adjusted to reflect a 1: 0.649731 reverse stock split effective after the close of business on November 4, 2022.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. These proceeds impacted the net realized and unrealized gain (loss) on investments per share and total return by less than $0.01 and by less than 0.01%, respectively.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class W

	FOR THE	FOR THE YEAR ENDED				FOR THE
	SIX MONTHS					PERIOD
	ENDED 4/30/24					4/1/19[1] TO
	(UNAUDITED)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.19	$12.18	$14.64	$14.52	$14.28	$13.62
Income (loss) from investment operations:
Net investment income[2]	0.25	0.44	0.27	0.28	0.32	0.23
Net realized and unrealized gain (loss) on investments	0.55	0.09	(1.94)	1.35	0.59 [3]	0.54
Total from investment operations	0.80	0.53	(1.67)	1.63	0.91	0.77
Less distributions to shareholders:
From net investment income	(0.40)	(0.34)	(0.15)	(0.33)	(0.32)	(0.11)
From net realized gain on investments	—	(0.18)	(0.64)	(1.18)	(0.35)	(0.00)[4]
Total distributions to shareholders	(0.40)	(0.52)	(0.79)	(1.51)	(0.67)	(0.11)

Net asset value - End of period	$12.59	$12.19	$12.18	$14.64	$14.52	$14.28
Net assets - End of period (000’s omitted)	$1,736	$1,633	$1,623	$1,985	$1,775	$1,577
Total return[5]	6.60%	4.32%	(12.07% )	11.84%	6.66% [3]	5.71%

Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.10% [6]	0.10%	0.10%	0.10%	0.09%	0.08% [6]
Net investment income	3.95% [6]	3.55%	2.03%	1.92%	2.26%	2.81% [6]
Series portfolio turnover	27%	59%	79%	73%	108%	68%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.47%	[6]	0.47%	0.44%	0.42%	0.40%	0.40%	[6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. These proceeds impacted the net realized and unrealized gain (loss) on investments per share and total return by less than $0.01 and by less than 0.01%, respectively.

4Less than $(0.01).

5Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

6Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Moderate Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/23	ENDING ACCOUNT VALUE 4/30/24	EXPENSES PAID DURING PERIOD* 11/1/23 - 4/30/24	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,086.70	$5.71	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.52	1.10%
Class I
Actual	$1,000.00	$1,088.60	$4.41	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.27	0.85%
Class R
Actual	$1,000.00	$1,086.80	$6.80	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.57	1.31%
Class L
Actual	$1,000.00	$1,084.20	$9.53	1.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.71	$9.22	1.84%
Class W
Actual	$1,000.00	$1,092.80	$0.52	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.37	$0.50	0.10%

Shareholder Expense Example - Pro-Blend® Moderate Term Series

(unaudited)

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

Portfolio Composition - Pro-Blend® Moderate Term Series - as of April 30, 2024

(unaudited)

Asset Allocation[1]

1As a percentage of net assets.
2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
3A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation[4]
Financials	13.2%
Industrials	7.6%
Health Care	6.7%
Communication Services	5.4%
Consumer Staples	5.4%
Consumer Discretionary	4.5%
Real Estate	3.9%
Information Technology	3.6%
Utilities	1.7%
Energy	1.6%
Materials	0.5%

[4]Including common stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[5]
Amazon.com, Inc.	2.0%
Alphabet, Inc. - Class A	1.7%
Mastercard, Inc. - Class A	1.4%
Taiwan Semiconductor Manufacturing Co.
Ltd. - ADR (Taiwan)	1.4%
The Coca-Cola Co.	1.2%
L3Harris Technologies, Inc.	1.2%
Visa, Inc. - Class A	1.2%
Johnson & Johnson	1.1%
Heineken N.V.	1.1%
Micron Technology, Inc.	1.1%

5As a percentage of total investments.

Investment Portfolio - April 30, 2024

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS - 38.7%

Communication Services - 3.8%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom S.A. - ADR (Spain)	5,841	$96,084
Cellnex Telecom S.A. (Spain)[2]	7,237	239,217
Helios Towers plc (Tanzania)*	68,833	84,046
		419,347
Entertainment - 0.9%
Electronic Arts, Inc.	22,390	2,839,500
Interactive Media & Services - 2.8%
Alphabet, Inc. - Class A*	34,887	5,678,906
Auto Trader Group plc (United Kingdom)[2]	21,783	188,847
Meta Platforms, Inc. - Class A	6,867	2,953,978
Tencent Holdings Ltd. (China)	7,300	320,347
		9,142,078
Total Communication Services		12,400,925
Consumer Discretionary - 3.6%
Broadline Retail - 2.8%
Amazon.com, Inc.*	37,886	6,630,050
Dollarama, Inc. (Canada)	2,961	247,006
MercadoLibre, Inc. (Brazil)*	1,494	2,179,298
		9,056,354
Hotels, Restaurants & Leisure - 0.7%
Marriott Vacations Worldwide Corp.	728	69,968
Monarch Casino & Resort, Inc.	1,692	114,667
Vail Resorts, Inc.	11,380	2,155,030
		2,339,665
Household Durables - 0.1%
Sony Group Corp. (Japan)	2,800	231,424
Total Consumer Discretionary		11,627,443
Consumer Staples - 5.4%
Beverages - 2.9%
The Coca-Cola Co.	64,965	4,012,888
Constellation Brands, Inc. - Class A	7,230	1,832,516
Heineken N.V. - ADR (Netherlands)	66,887	3,260,073
Heineken N.V. (Netherlands)	3,518	342,370
		9,447,847
Food Products - 1.4%
Mondelez International, Inc. - Class A	18,352	1,320,243
Nestle S.A. - ADR	27,778	2,794,467
Nestle S.A	2,739	274,996
		4,389,706
Personal Care Products - 0.1%
Beiersdorf AG (Germany)	1,985	298,353
L’Oreal S.A. (France)	114	53,449
		351,802

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Tobacco - 1.0%
Philip Morris International, Inc.	35,079	$3,330,400
Total Consumer Staples		17,519,755
Financials - 6.6%
Banks - 1.0%
FinecoBank Banca Fineco S.p.A. (Italy)	6,961	106,641
HDFC Bank Ltd. - ADR (India)	51,290	2,954,304
		3,060,945
Capital Markets - 2.6%
Avanza Bank Holding AB (Sweden)	4,350	93,221
Deutsche Boerse AG - ADR (Germany)	91,456	1,759,614
Deutsche Boerse AG (Germany)	1,898	365,919
Intercontinental Exchange, Inc.	13,633	1,755,385
Intermediate Capital Group plc (United Kingdom)	7,952	207,260
Moody’s Corp.	6,822	2,526,391
S&P Global, Inc.	4,126	1,715,715
		8,423,505
Financial Services - 2.5%
Mastercard, Inc. - Class A	9,910	4,471,392
Visa, Inc. - Class A	14,100	3,787,401
		8,258,793
Insurance - 0.5%
Admiral Group plc - ADR (United Kingdom)	37,021	1,259,458
Admiral Group plc (United Kingdom)	10,050	342,073
		1,601,531
Total Financials		21,344,774
Health Care - 6.7%
Biotechnology - 1.2%
BioMarin Pharmaceutical, Inc.*	23,828	1,924,349
Vertex Pharmaceuticals, Inc.*	4,770	1,873,704
		3,798,053
Health Care Equipment & Supplies - 1.3%
Alcon, Inc. (Switzerland)	19,178	1,487,829
Intuitive Surgical, Inc.*	3,388	1,255,661
Medtronic plc	17,825	1,430,278
		4,173,768
Health Care Providers & Services - 0.7%
Humana, Inc.	3,500	1,057,315
UnitedHealth Group, Inc.	2,538	1,227,631
		2,284,946
Life Sciences Tools & Services - 0.8%
Lonza Group AG - ADR (Switzerland)	21,490	1,189,041
Lonza Group AG (Switzerland)	473	261,093
Thermo Fisher Scientific, Inc.	2,258	1,284,170
		2,734,304

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2024

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals - 2.7%
AstraZeneca plc - ADR (United Kingdom)	46,343	$3,516,507
Johnson & Johnson	25,474	3,683,285
Novartis AG - ADR (Switzerland)	16,329	1,586,036
		8,785,828
Total Health Care		21,776,899
Industrials - 6.3%
Aerospace & Defense - 2.4%
Airbus SE (France)	1,643	270,369
BAE Systems plc - ADR (United Kingdom)	18,054	1,216,298
BAE Systems plc (United Kingdom)	12,509	208,052
L3Harris Technologies, Inc.	18,638	3,989,464
Northrop Grumman Corp.	4,360	2,114,731
		7,798,914
Building Products - 0.3%
Masco Corp.	16,478	1,127,919
Commercial Services & Supplies - 0.7%
Cleanaway Waste Management Ltd. (Australia)	127,069	219,826
Copart, Inc.*	38,046	2,066,278
		2,286,104
Ground Transportation - 2.1%
Canadian National Railway Co. (Canada)	21,975	2,668,644
CSX Corp.	71,266	2,367,456
Union Pacific Corp.	7,892	1,871,667
		6,907,767
Machinery - 0.5%
Techtronic Industries Co. Ltd. - ADR (Hong Kong)	19,726	1,363,461
Techtronic Industries Co. Ltd. (Hong Kong)	23,500	324,754
		1,688,215
Professional Services - 0.1%
Experian plc	4,534	182,874
Trading Companies & Distributors - 0.1%
Brenntag SE (Germany)	1,338	106,777
IMCD N.V. (Netherlands)	1,783	269,009
		375,786
Transportation Infrastructure - 0.1%
Auckland International Airport Ltd. (New Zealand)	34,266	158,501
Total Industrials		20,526,080
Information Technology - 3.6%
Electronic Equipment, Instruments & Components - 0.1%
Halma plc (United Kingdom)	10,114	277,193

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
Keyence Corp. (Japan)	500	$219,885
		497,078
IT Services - 0.1%
Globant S.A. *	822	146,801
Keywords Studios plc (Ireland)	4,746	67,769
Softcat plc (United Kingdom)	7,142	139,792
		354,362
Semiconductors & Semiconductor Equipment - 2.5%
Micron Technology, Inc.	31,728	3,583,995
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	31,969	4,390,622
		7,974,617
Software - 0.9%
Atlassian Corp. - Class A *	612	105,448
Microsoft Corp.	4,477	1,743,030
ServiceNow, Inc.*	1,620	1,123,195
		2,971,673
Total Information Technology		11,797,730
Materials - 0.1%
Chemicals - 0.1%
Air Liquide S.A. (France)	1,170	228,827
Real Estate - 2.0%
Health Care REITs - 0.2%
American Healthcare REIT, Inc.	5,558	76,311
CareTrust REIT, Inc.	4,649	114,923
Ventas, Inc.	2,565	113,578
Welltower, Inc.	3,384	322,428
		627,240
Industrial REITs - 0.5%
Americold Realty Trust, Inc.	4,169	91,593
First Industrial Realty Trust, Inc.	1,413	64,178
Goodman Group (Australia)	5,239	105,826
LXP Industrial Trust	17,626	147,177
Prologis, Inc.	6,600	673,530
Rexford Industrial Realty, Inc.	4,139	177,191
Terreno Realty Corp.	3,400	184,790
		1,444,285
Office REITs - 0.0%##
Equity Commonwealth*	6,158	115,278
Real Estate Management & Development - 0.0%##
DigitalBridge Group, Inc.	5,784	95,089
Residential REITs - 0.5%
American Homes 4 Rent - Class A	5,219	186,840
AvalonBay Communities, Inc.	1,424	269,948
Equity LifeStyle Properties, Inc.	3,438	207,277

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2024

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Residential REITs (continued)
Equity Residential	2,823	$181,801
Flagship Communities REIT	7,868	118,964
Invitation Homes, Inc.	9,065	310,023
Mid-America Apartment Communities, Inc.	584	75,920
Sun Communities, Inc.	2,583	287,539
UDR, Inc.	2,182	83,091
		1,721,403
Retail REITs - 0.1%
Agree Realty Corp.	2,558	146,369
Realty Income Corp.	2,121	113,558
		259,927
Specialized REITs - 0.7%
American Tower Corp.	1,209	207,416
Crown Castle, Inc.	1,057	99,126
Digital Realty Trust, Inc.	951	131,980
Equinix, Inc.	1,165	828,443
Extra Space Storage, Inc.	1,472	197,660
Public Storage	1,174	304,594
SBA Communications Corp.	1,624	302,259
		2,071,478
Total Real Estate		6,334,700
Utilities - 0.6%
Electric Utilities - 0.6%
Evergy, Inc.	38,621	2,025,671

TOTAL COMMON STOCKS
(Identified Cost $106,136,700)		125,582,804

CORPORATE BONDS - 15.4%

Non-Convertible Corporate Bonds- 15.4%
Communication Services - 1.6%
Entertainment - 0.5%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	1,730,000	1,577,059

Interactive Media & Services - 1.0%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	3,435,000	3,208,238

Media - 0.1%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	400,000	397,247

Total Communication Services		5,182,544

Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Alibaba Group Holding Ltd.
(China), 2.125%, 2/9/2031	600,000	485,277

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Broadline Retail (continued)
Alibaba Group Holding Ltd. (continued)
(China), 4.00%, 12/6/2037	2,860,000	$2,376,979

Total Consumer Discretionary		2,862,256

Energy - 1.6%
Energy Equipment & Services - 0.1%
Borr IHC Ltd. - Borr Finance LLC (Mexico), 10.00%, 11/15/2028[2]	330,000	341,373

Oil, Gas & Consumable Fuels - 1.5%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025 (Acquired 09/10/2020-09/01/2023, cost $316,964)[3]	350,203	246,471
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,530,000	1,609,931
Energy Transfer LP
7.375%, 2/1/2031[2]	1,025,000	1,056,683
6.50%, 2/1/2042	1,520,000	1,540,038
New Fortress Energy, Inc., 8.75%, 3/15/2029[2]	335,000	326,483
		4,779,606
Total Energy		5,120,979

Financials - 6.6%
Banks - 4.4%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	1,990,000	1,640,070
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	1,850,000	1,693,506
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[4]	1,060,000	1,003,640
Huntington Bancshares, Inc., 2.55%, 2/4/2030	1,190,000	991,864
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	3,140,000	2,972,307
KeyBank NA, 5.85%, 11/15/2027	1,020,000	1,000,809
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.322%), 5.812%, 6/12/2026[4]	595,000	594,757
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[4]	1,760,000	1,502,978
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[4]	1,550,000	1,493,673

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2024

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[4]	1,510,000	$1,512,232
		14,405,836
Capital Markets - 0.5%
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	1,520,000	1,502,086

Consumer Finance - 0.8%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 1.905%), 5.70%, 2/1/2030[4]	2,190,000	2,159,593
Navient Corp., 6.75%, 6/25/2025	475,000	473,928
		2,633,521
Financial Services - 0.1%
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	230,000	193,350
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $250,000)[3]	250,000	212,402
		405,752
Insurance - 0.8%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	530,000	517,178
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	530,000	516,840
New York Life Global Funding, 4.70%, 1/29/2029[2]	530,000	516,061
SiriusPoint Ltd. (Bermuda), 7.00%, 4/5/2029	1,045,000	1,046,220
		2,596,299
Total Financials		21,543,494

Industrials - 1.3%
Construction & Engineering - 0.1%
Tutor Perini Corp., 11.875%, 4/30/2029[2]	330,000	337,851

Ground Transportation - 0.4%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[4]	1,140,000	1,127,398

Passenger Airlines - 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	84,733	85,525
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.60%, 3/1/2026	58,768	56,156
Series 2019-2, Class B, 3.50%, 5/1/2028	353,898	325,915
		467,596

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors - 0.7%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,260,000	$1,123,939
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,220,000	1,138,266
		2,262,205
Total Industrials		4,195,050

Materials - 0.5%
Metals & Mining - 0.5%
Infrabuild Australia Pty Ltd. (Australia), 14.50%, 11/15/2028[2]	335,000	346,073
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,271,079	1,188,597
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $89,149)[3,5]	497,000	5

Total Materials		1,534,675

Real Estate - 1.9%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	490,000	464,737

Retail REITs - 1.0%
Simon Property Group LP
2.25%, 1/15/2032	945,000	749,909
2.65%, 2/1/2032	3,190,000	2,602,327
		3,352,236
Specialized REITs - 0.8%
SBA Tower Trust
1.884%, 1/15/2026[2]	520,000	483,906
6.599%, 1/15/2028[2]	1,960,000	1,988,736
		2,472,642
Total Real Estate		6,289,615

Utilities - 1.0%
Electric Utilities - 0.3%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	1,060,000	1,105,258

Independent Power and Renewable Electricity Producers - 0.7%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	2,170,000	2,237,591

Total Utilities		3,342,849

TOTAL CORPORATE BONDS (Identified Cost $53,300,290)		50,071,462

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2024

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

EXCHANGE-TRADED FUND - 2.8%

iShares Broad USD High Yield Corporate Bond ETF
(Identified Cost $9,244,469)	255,055	$9,166,677

U.S. TREASURY SECURITIES - 15.8%

U.S. Treasury Bonds - 6.0%
U.S. Treasury Bond
2.375%, 2/15/2042	18,393,000	12,886,596
3.625%, 2/15/2053	3,898,000	3,182,351
U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2027	3,325,390	3,316,687

Total U.S. Treasury Bonds (Identified Cost $21,786,752)		19,385,634
U.S. Treasury Notes - 9.8%
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2031	3,736,073	3,244,692
U.S. Treasury Note
2.25%, 11/15/2025	10,362,000	9,918,377
2.25%, 11/15/2027	7,820,000	7,166,908
4.125%, 11/15/2032	12,119,000	11,632,346

Total U.S. Treasury Notes (Identified Cost $32,701,495)		31,962,323
TOTAL U.S. TREASURY SECURITIES (Identified Cost $54,488,247)		51,347,957

ASSET-BACKED SECURITIES - 4.9%

CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	921,938	864,084
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054 (Acquired 04/24/2024, cost $614,981)[3]	615,000	614,981
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	510,070	451,055
DataBank Issuer, Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,600,000	1,499,162
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,100,000	1,901,664
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	900,722	724,729
Hotwire Funding LLC, Series 2021-1, Class A2, 2.311%, 11/20/2051[2]	1,950,000	1,751,912
Libra Solutions LLC
Series 2022-2A, Class A, 6.85%, 10/15/2034[2]	339,491	338,571
Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	545,031	543,703
Nelnet Student Loan Trust, Series 2012- 3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 6.145%, 3/26/2040[2,6]	152,610	152,191
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	165,000	163,398

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Oxford Finance Funding LLC
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	257,960	$254,018
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,876,150	1,790,523
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,170,000	2,171,539
PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	1,076,868	1,042,752
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	810,390	811,758
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	526,417	522,287
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,7]	2,236	2,226
Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 6.431%, 10/25/2048[2,6]	218,977	222,247

TOTAL ASSET-BACKED SECURITIES (Identified Cost $16,613,221)		15,822,800

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.9%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,7]	1,190,614	1,055,533
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/20492,7	31,320	29,257
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,7]	611,003	478,080
Credit Suisse Mortgage Capital Trust
Series 2013-7, Class A6, 3.50%, 8/25/2043[2,7]	126,079	111,850
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,7]	272,792	235,651
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,7]	250,436	208,727
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,7]	141,929	116,723
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,7]	49,583	44,180
Fannie Mae REMICS
Series 2018-31, Class KP, 3.50%, 7/25/2047	21,155	20,465
Series 2021-69, Class WJ, 1.50%, 10/25/2050	848,585	683,627
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	2,007,341	1,648,745
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	204,187	182,755

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2024

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,6]	1,116,943	$1,032,459
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,7]	870,935	747,458
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,7]	874,384	736,597
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,7]	968,508	802,164
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,7]	155,429	148,592
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,7]	11,840	10,295
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,7]	224,597	205,579
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,7]	256,632	234,589
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,7]	298,812	271,774
OBX Trust, Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,8]	1,024,519	1,014,312
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 11.317%, 7/25/2029 (Acquired 07/24/2023, cost $3,294,241)[3,6]	3,294,241	3,293,749
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,7]	842,790	748,682
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,7]	1,068,419	868,887
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,7]	1,764,174	1,383,355
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,7]	1,161,301	908,073
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[7]	210,545	173,306
Series 2013-6, Class A2, 3.00%, 5/25/2043[7]	391,928	338,030
Series 2013-7, Class A2, 3.00%, 6/25/2043[7]	143,201	123,276
Series 2013-8, Class A1, 3.00%, 6/25/2043[7]	172,752	149,778
Series 2017-6, Class A19, 3.50%, 9/25/2047[2,7]	73,303	63,264
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,7]	70,609	61,761
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 8.50%, 11/15/2027[2,6]	1,239,468	769,394

	SHARES/ PRINCIPAL AMOUNT[1]		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,7]		133,965	$123,337
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,7]		75,797	67,874

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $22,075,679)			19,092,178

FOREIGN GOVERNMENT BONDS - 0.5%
Japan Government Two Year Bond, Series 456, (Japan), 0.10%, 1/1/2026	JPY	165,000,000	1,043,868
Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/2031	MXN	1,081,000	55,972
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		380,000	374,194

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $1,578,830)			1,474,034

MUNICIPAL BONDS - 1.3%

Clark County, Public Impt., Series A, G.O. Bond, 1.51%, 11/1/2028		2,530,000	2,173,271
Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038		1,835,000	1,346,113
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028		955,000	834,312

TOTAL MUNICIPAL BONDS (Identified Cost $5,383,722)			4,353,696

U.S. GOVERNMENT AGENCIES - 10.8%

Mortgage-Backed Securities - 10.8%
Fannie Mae
Pool #AD0462, UMBS, 5.50%, 10/1/2024		105	105
Pool #MA3463, UMBS, 4.00%, 9/1/2033		296,214	284,321
Pool #MA1834, UMBS, 4.50%, 2/1/2034		208,579	202,249
Pool #MA1903, UMBS, 4.50%, 5/1/2034		152,919	148,265
Pool #889576, UMBS, 6.00%, 4/1/2038		149,023	152,976
Pool #MA3412, UMBS, 3.50%, 7/1/2038		266,725	244,197
Pool #995196, UMBS, 6.00%, 7/1/2038		305,408	313,478
Pool #AD0207, UMBS, 6.00%, 10/1/2038		52,911	54,314

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2024

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AD0220, UMBS, 6.00%, 10/1/2038	17,009	$17,459
Pool #MA0258, UMBS, 4.50%, 12/1/2039	272,262	260,453
Pool #AL1595, UMBS, 6.00%, 1/1/2040	192,561	197,669
Pool #AL0152, UMBS, 6.00%, 6/1/2040	292,477	300,236
Pool #MA4203, UMBS, 2.50%, 12/1/2040	1,883,820	1,592,035
Pool #MA4687, UMBS, 4.00%, 6/1/2042	2,049,576	1,882,940
Pool #AL7068, UMBS, 4.50%, 9/1/2042	89,707	85,816
Pool #MA4934, UMBS, 5.00%, 2/1/2043	2,635,577	2,549,119
Pool #AX5234, UMBS, 4.50%,11/1/2044	323,474	306,804
Pool #BD1381, UMBS, 3.50%, 6/1/2046	50,773	44,722
Pool #BE7845, UMBS, 4.50%, 2/1/2047	55,120	51,892
Pool #AL8674, 5.643%, 1/1/2049	739,935	746,704
Pool #FS1179, UMBS, 3.50%, 12/1/2049	2,005,178	1,764,290
Pool #MA4020, UMBS, 3.00%, 5/1/2050	3,176,949	2,662,061
Pool #FS4339, UMBS, 3.00%, 12/1/2050	2,451,098	2,065,963
Pool #FS2696, UMBS, 3.00%, 12/1/2051	2,433,265	2,038,906
Pool #FS4925, UMBS, 3.50%, 4/1/2052	2,184,332	1,907,286
Pool #MA4644, UMBS, 4.00%, 5/1/2052	2,222,988	1,987,545
Pool #BW1194, UMBS, 4.00%, 9/1/2052	1,993,034	1,781,947
Pool #MA4733, UMBS, 4.50%, 9/1/2052	1,233,655	1,138,128
Pool #MA4807, UMBS, 5.50%, 11/1/2052	1,122,118	1,094,081
Pool #MA4868, UMBS, 5.00%, 1/1/2053	1,858,281	1,763,514
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	243,840	236,661
Pool #C91771, 4.50%, 6/1/2034	4,148	4,025
Pool #C91780, 4.50%, 7/1/2034	5,902	5,730
Pool #G03781, 6.00%, 1/1/2038	55,153	56,688
Pool #G03926, 6.00%, 2/1/2038	77,759	79,924
Pool #G05900, 6.00%, 3/1/2040	44,875	46,124
Pool #G05906, 6.00%, 4/1/2040	39,060	40,148
Pool #A92889, 4.50%, 7/1/2040	473,585	452,603
Pool #G08772, 4.50%, 7/1/2047	54,689	51,448
Pool #ZS4751, UMBS, 3.50%,
1/1/2048	110,782	97,473

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #SD8230, UMBS, 4.50%, 6/1/2052	2,295,772	$2,117,248
Pool #SD1360, UMBS, 5.50%, 7/1/2052	2,799,137	2,726,398
Pool #SD8276, UMBS, 5.00%, 12/1/2052	1,771,358	1,681,024

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $37,773,958)		35,234,969

SHORT-TERM INVESTMENT - 3.8%

Dreyfus Government Cash Management, Institutional Shares, 5.19%[9]
(Identified Cost $12,424,442)	12,424,442	12,424,442

TOTAL INVESTMENTS - 99.9%
(Identified Cost $319,019,558)		324,571,019
OTHER ASSETS, LESS LIABILITIES - 0.1%		391,081
NET ASSETS - 100%		$324,962,100

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2024

(unaudited)

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security. ## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $43,508,989, which represented 13.4% of the Series’ Net Assets.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at April 30, 2024 was $4,367,608, or 1.3% of the Series’ Net Assets.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2024.

5Issuer filed for bankruptcy and/or is in default of interest payments.

6Floating rate security. Rate shown is the rate in effect as of April 30, 2024.

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2024.

8Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of April 30, 2024.

9Rate shown is the current yield as of April 30, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series

April 30, 2024 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $319,019,558) (Note 2)	$324,571,019
Foreign currency, at value (identified cost $804)	801
Interest receivable	1,412,482
Dividends receivable	177,686
Foreign tax reclaims receivable	164,429
Receivable for fund shares sold	76,385
Prepaid expenses	2,009

TOTAL ASSETS	326,404,811

LIABILITIES:

Due to custodian	3,025
Accrued management fees[1]	158,641
Accrued sub-transfer agent fees[1]	157,661
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L)[1]	103,048
Accrued fund accounting and administration fees[1]	18,743
Directors' fees payable[1]	15,539
Accrued Chief Compliance Officer service fees[1]	3,065
Payable for securities purchased	617,691
Payable for fund shares repurchased	231,172
Other payables and accrued expenses	134,126

TOTAL LIABILITIES	1,442,711

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$324,962,100

NET ASSETS CONSIST OF:

Capital stock	$237,213
Additional paid-in-capital	319,497,440
Total distributable earnings (loss)	5,227,447

TOTAL NET ASSETS	$324,962,100

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series

April 30, 2024 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($139,314,122/10,202,764 shares)	$13.65

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($86,423,919/6,302,186 shares)	$13.71

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R
($21,949,158/1,598,896 shares)	$13.73

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L
($77,274,571/5,617,410 shares)	$13.76

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($330/24 shares)	$13.73

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Moderate Term Series

For the Six Months Ended April 30, 2024 (unaudited)

INVESTMENT INCOME:

Interest	$4,580,195
Dividends (net of foreign taxes withheld, $44,874)	1,181,392

Total Investment Income	5,761,587

EXPENSES:

Management fees (Note 3)	1,004,261
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	400,105
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	181,251
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	54,748
Sub-transfer agent fees (Note 3)	144,727
Fund accounting and administration fees (Note 3)	53,293
Directors’ fees (Note 3)	28,961
Chief Compliance Officer service fees (Note 3)	4,383
Transfer agent fees	77,754
Custodian fees	14,590
Miscellaneous	129,876

Total Expenses	2,093,949
Less reduction of expenses (Note 3)	(45,615)

Net Expenses	2,048,334

NET INVESTMENT INCOME	3,713,253

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments (net of foreign capital gains tax of $3,256)	719,374
Foreign currency and translation of other assets and liabilities	(7,255)
712,119
Net change in unrealized appreciation (depreciation) on-
Investments in securities	23,555,786
Foreign currency and translation of other assets and liabilities	(167)
23,555,619

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	24,267,738

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,980,991

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Moderate Term Series

	FOR THE SIX MONTHS ENDED 4/30/24 (UNAUDITED)	FOR THE YEAR ENDED 10/31/23
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,713,253	$7,414,105
Net realized gain (loss) on investments and foreign currency	712,119	(3,231,657)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	23,555,619	13,937,405

Net increase (decrease) from operations	27,980,991	18,119,853

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(2,794,527)	(2,599,491)
Class I	(1,789,345)	(1,651,840)
Class R	(390,780)	(236,954)
Class L	(1,194,217)	(208,513)
Class W	(2,498)	(3,088)
Total distributions to shareholders	(6,171,367)	(4,699,886)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(20,457,862)	(81,440,643)

Net increase (decrease) in net assets	1,351,762	(68,020,676)

NET ASSETS:

Beginning of period	323,610,338	391,631,014

End of period	$324,962,100	$323,610,338

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class S

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/24
	(UNAUDITED)		10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.80		$12.47	$15.88	$14.57	$13.96	$13.13
Income (loss) from investment operations:
Net investment income[1]	0.16		0.27	0.13	0.09	0.14	0.20
Net realized and unrealized gain (loss) on investments	0.95		0.24	(2.56)	2.13	1.112	1.28
Total from investment operations	1.11		0.51	(2.43)	2.22	1.25	1.48
Less distributions to shareholders:
From net investment income	(0.26)		(0.17)	(0.05)	(0.07)	(0.14)	(0.17)
From net realized gain on investments	—		(0.01)	(0.93)	(0.84)	(0.50)	(0.48)

Total distributions to shareholders	(0.26)		(0.18)	(0.98)	(0.91)	(0.64)	(0.65)

Net asset value - End of period	$13.65		$12.80	$12.47	$15.88	$14.57	$13.96
Net assets - End of period (000’s
omitted)	$139,314		$140,872	$186,398	$244,965	$237,656	$179,977
Total return[3]	8.67%		4.05%	(16.27% )	15.78%	9.27% [2]	11.85%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.10%	[4]	1.10%	1.07%	1.05%	1.07%	1.09%
Net investment income	2.34%	[4]	2.06%	0.94%	0.59%	1.02%	1.53%
Series portfolio turnover	29%		56%	69%	74%	105%	53%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.03%	[4]	0.00%	[5]	N/A	N/A	N/A	0.00%	[5]

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.10. Excluding the proceeds from the settlement, the total return would have been 9.12%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class I

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/24
	(UNAUDITED)		10/31/23	10/31/22[1]	10/31/21[1]	10/31/20[1]	10/31/19[1]
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.85		$12.53	$16.44	$15.49	$15.14	$14.52
Income (loss) from investment operations:
Net investment income[2]	0.18		0.30	0.16	0.12	0.19	0.25
Net realized and unrealized gain (loss) on investments	0.96		0.24	(2.58)	2.25	1.173	1.39
Total from investment operations	1.14		0.54	(2.42)	2.37	1.36	1.64
Less distributions to shareholders:
From net investment income	(0.28)		(0.21)	(0.10)	(0.16)	(0.27)	(0.30)
From net realized gain on investments	—		(0.01)	(1.39)	(1.26)	(0.74)	(0.72)
Total distributions to shareholders	(0.28)		(0.22)	(1.49)	(1.42)	(1.01)	(1.02)
Net asset value - End of period	$13.71		$12.85	$12.53	$16.44	$15.49	$15.14
Net assets - End of period (000’s
omitted)	$86,424		$84,949	$98,235	$127,248	$108,333	$111,637
Total return[4]	8.86%		4.29%	(16.09% )	16.10%	9.37% [3]	12.20%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.85%	[5]	0.85%	0.85%	0.84%	0.85%	0.85%
Net investment income	2.59%	[5]	2.32%	1.15%	0.79%	1.26%	1.76%
Series portfolio turnover	29%		56%	69%	74%	105%	53%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.06%	[5]	0.05%	0.00%	[6]	N/A	0.01%	0.02%

1Per share amounts have been adjusted to reflect a 1 : 0.669604 reverse stock split effective after the close of business on November 4, 2022.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.16. Excluding the proceeds from the settlement, the total return would have been 9.27%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

6Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class R

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/24
	(UNAUDITED)		10/31/23	10/31/22[1]	10/31/21[1]	10/31/20[1]	10/31/19[1]
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.86		$12.52	$16.35	$15.32	$14.91	$14.20
Income (loss) from investment operations:
Net investment income[2]	0.15		0.25	0.11	0.06	0.10	0.18
Net realized and unrealized gain (loss) on investments	0.97		0.23	(2.58)	2.23	1.173	1.37
Total from investment operations	1.12		0.48	(2.47)	2.29	1.27	1.55
Less distributions to shareholders:
From net investment income	(0.25)		(0.13)	(0.07)	(0.10)	(0.17)	(0.18)
From net realized gain on investments	—		(0.01)	(1.29)	(1.16)	(0.69)	(0.66)
Total distributions to shareholders	(0.25)		(0.14)	(1.36)	(1.26)	(0.86)	(0.84)
Net asset value - End of period	$13.73		$12.86	$12.52	$16.35	$15.32	$14.91
Net assets - End of period (000’s omitted)	$21,949		$20,749	$21,692	$28,121	$32,824	$7,610
Total return[4]	8.68%		3.77%	(16.43% )	15.62%	8.89% [3]	11.60%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.31%	[5]	1.30%	1.26%	1.26% [6]	1.35%	1.35%
Net investment income	2.13%	[5]	1.87%	0.74%	0.39%	0.66%	1.26%
Series portfolio turnover	29%		56%	69%	74%	105%	53%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	N/A	N/A	0.01%	0.03%

1Per share amounts have been adjusted to reflect a 1 : 0.721733 reverse stock split effective after the close of business on November 4, 2022.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.16. These proceeds impacted the total return by less than 0.01%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

6Includes recoupment of past waived and/or reimbursed fees. Without recoupment the expense ratio would have been 1.25%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class L

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/24
	(UNAUDITED)		10/31/23	10/31/22[1]	10/31/21[1]	10/31/20[1]	10/31/19[1]
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.88		$12.50	$16.44	$15.49	$15.12	$14.47
Income (loss) from investment operations:
Net investment income (loss)[2]	0.11		0.18	0.03	(0.01)	0.04	0.12
Net realized and unrealized gain (loss) on investments	0.97		0.23	(2.57)	2.23	1.183	1.40
Total from investment operations	1.08		0.41	(2.54)	2.22	1.22	1.52
Less distributions to shareholders:
From net investment income	(0.20)		(0.02)	(0.03)	(0.03)	(0.12)	(0.16)
From net realized gain on investments	—		(0.01)	(1.37)	(1.24)	(0.73)	(0.71)
Total distributions to shareholders	(0.20)		(0.03)	(1.40)	(1.27)	(0.85)	(0.87)
Net asset value - End of period	$13.76		$12.88	$12.50	$16.44	$15.49	$15.12
Net assets - End of period (000’s omitted)	$77,275		$76,944	$85,200	$108,544	$95,532	$93,687
Total return[4]	8.42%		3.27%	(16.89% )	14.94%	8.43% [3]	11.10%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.84%	[5]	1.82%	1.78%	1.77%	1.77%	1.80%
Net investment income (loss)	1.61%	[5]	1.35%	0.22%	(0.13% )	0.33%	0.81%
Series portfolio turnover	29%		56%	69%	74%	105%	53%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	N/A	N/A	N/A	0.01%

1Per share amounts have been adjusted to reflect a 1 : 0.679883 reverse stock split effective after the close of business on November 4, 2022.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.17. Excluding the proceeds from the settlement, the total return would have been 8.32%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class W

	FOR THE		FOR THE YEAR ENDED				FOR THE
	SIX MONTHS						PERIOD
	ENDED 4/30/24						4/1/19[1] TO
	(UNAUDITED)		10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.87		$12.60	$15.99	$14.65	$14.00	$13.27
Income (loss) from investment operations:
Net investment income[2]	0.22		0.40	0.26	0.24	0.28	0.23
Net realized and unrealized gain (loss) on investments	0.97		0.25	(2.58)	2.15	1.113	0.59
Total from investment operations	1.19		0.65	(2.32)	2.39	1.39	0.82
Less distributions to shareholders:
From net investment income	(0.33)		(0.37)	(0.14)	(0.21)	(0.24)	(0.09)
From net realized gain on investments	—		(0.01)	(0.93)	(0.84)	(0.50)	(0.00)[4]
Total distributions to shareholders	(0.33)		(0.38)	(1.07)	(1.05)	(0.74)	(0.09)
Net asset value - End of period	$13.73		$12.87	$12.60	$15.99	$14.65	$14.00
Net assets - End of period (000’s omitted)	—	[5]	$97	$106	$238	$255	$132
Total return[6]	9.28%		5.10%	(15.53% )	16.98%	10.31% [3]	6.25%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.10%	[7]	0.10%	0.10%	0.10%	0.10%	0.10% [7]
Net investment income	3.19%	[7]	3.06%	1.82%	1.54%	2.00%	3.15% [7]
Series portfolio turnover	29%		56%	69%	74%	105%	53%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.69%	[7]	0.67%	0.64%	0.63%	0.63%	0.64%	[7]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.10. Excluding the proceeds from the settlement, the total return would have been 10.16%.

4Less than $(0.01).

5Amount is less than $500.

6Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

7Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Extended Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING	ENDING	EXPENSES PAID	ANNUALIZED
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*	EXPENSE
	11/1/23	4/30/24	11/1/23 - 4/30/24	RATIO
Class S
Actual	$1,000.00	$1,104.70	$5.44	1.04%
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.69	$5.22	1.04%
Class I
Actual	$1,000.00	$1,105.70	$4.24	0.81%
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.84	$4.07	0.81%
Class R
Actual	$1,000.00	$1,103.30	$6.69	1.28%
Hypothetical
(5% return before expenses)	$1,000.00	$1,018.50	$6.42	1.28%
Class L
Actual	$1,000.00	$1,100.70	$9.40	1.80%
Hypothetical
(5% return before expenses)	$1,000.00	$1,015.91	$9.02	1.80%
Class W
Actual	$1,000.00	$1,109.70	$0.52	0.10%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.37	$0.50	0.10%

Shareholder Expense Example - Pro-Blend® Extended Term Series

(unaudited)

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

Portfolio Composition - Pro-Blend® Extended Term Series - as of April 30, 2024

(unaudited)

Asset Allocation[1]

1As a percentage of net assets.
2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
3A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation[4]

Financials	13.9%
Industrials	9.2%
Health Care	8.7%
Consumer Staples	7.0%
Communication Services	6.3%
Information Technology	5.5%
Consumer Discretionary	5.3%
Real Estate	4.0%
Utilities	1.6%
Energy	1.3%
Materials	0.5%

[4]Including common stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[5]

Amazon.com, Inc.	2.6%
Mastercard, Inc. - Class A	2.1%
Alphabet, Inc. - Class A	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	2.0%
Micron Technology, Inc.	1.8%
The Coca-Cola Co.	1.6%
L3Harris Technologies, Inc.	1.6%
AstraZeneca plc - ADR (United Kingdom)	1.4%
Johnson & Johnson	1.4%
Philip Morris International, Inc.	1.4%

5As a percentage of total investments.

Investment Portfolio - April 30, 2024

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS - 51.4%

Communication Services - 5.0%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom S.A. - ADR (Spain)	13,258	$218,094
Cellnex Telecom S.A. (Spain)[2]	16,213	535,916
Helios Towers plc (Tanzania)*	152,790	186,557
		940,567
Entertainment - 1.3%
Electronic Arts, Inc.	56,892	7,215,044
Interactive Media & Services - 3.5%
Alphabet, Inc. - Class A*	70,335	11,449,131
Auto Trader Group plc (United Kingdom)[2]	47,665	413,231
Meta Platforms, Inc. - Class A	15,769	6,783,351
Tencent Holdings Ltd. (China)	15,800	693,354
		19,339,067
Total Communication Services		27,494,678
Consumer Discretionary - 4.7%
Broadline Retail - 3.6%
Amazon.com, Inc.*	82,127	14,372,225
Dollarama, Inc. (Canada)	6,637	553,658
MercadoLibre, Inc. (Brazil)*	3,315	4,835,590
		19,761,473
Hotels, Restaurants & Leisure - 1.0%
Marriott Vacations Worldwide Corp.	1,624	156,083
Monarch Casino & Resort, Inc.	3,941	267,081
Vail Resorts, Inc.	25,401	4,810,187
		5,233,351
Household Durables - 0.1%
Sony Group Corp. (Japan)	6,300	520,704
Total Consumer Discretionary		25,515,528
Consumer Staples - 7.0%
Beverages - 3.7%
The Coca-Cola Co.	144,309	8,913,967
Constellation Brands, Inc. - Class A	16,151	4,093,632
Heineken N.V. - ADR (Netherlands)	133,161	6,490,267
Heineken N.V. (Netherlands)	7,727	751,989
		20,249,855
Food Products - 1.8%
Mondelez International, Inc. - Class A	40,468	2,911,268
Nestle S.A. - ADR	59,888	6,024,733
Nestle S.A	6,142	616,658
		9,552,659
Personal Care Products - 0.1%
Beiersdorf AG (Germany)	4,158	624,962
L’Oreal S.A. (France)	227	106,430
		731,392
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Tobacco - 1.4%
Philip Morris International, Inc.	78,016	$7,406,839
Total Consumer Staples		37,940,745
Financials - 8.7%
Banks - 1.2%
FinecoBank Banca Fineco S.p.A. (Italy)	15,565	238,452
HDFC Bank Ltd. - ADR (India)	113,094	6,514,215
		6,752,667
Capital Markets - 3.4%
Avanza Bank Holding AB (Sweden)	9,726	208,429
Deutsche Boerse AG - ADR (Germany)	203,853	3,922,132
Deutsche Boerse AG (Germany)	4,113	792,953
Intercontinental Exchange, Inc.	30,410	3,915,592
Intermediate Capital Group plc (United Kingdom)	17,781	463,442
Moody’s Corp.	13,652	5,055,745
S&P Global, Inc.	9,203	3,826,883
		18,185,176
Financial Services - 3.5%
Mastercard, Inc. - Class A	25,723	11,606,218
Visa, Inc. - Class A	27,114	7,283,091
		18,889,309
Insurance - 0.6%
Admiral Group plc - ADR (United Kingdom)	80,087	2,724,568
Admiral Group plc (United Kingdom)	21,783	741,431
		3,465,999
Total Financials		47,293,151
Health Care - 8.7%
Biotechnology - 1.5%
BioMarin Pharmaceutical, Inc.*	45,816	3,700,100
Vertex Pharmaceuticals, Inc.*	11,191	4,395,937
		8,096,037
Health Care Equipment & Supplies - 1.7%
Alcon, Inc. (Switzerland)	39,753	3,084,038
Intuitive Surgical, Inc.*	8,227	3,049,091
Medtronic plc	39,060	3,134,174
		9,267,303
Health Care Providers & Services - 0.9%
Humana, Inc.	7,733	2,336,062
UnitedHealth Group, Inc.	5,609	2,713,073
		5,049,135
Life Sciences Tools & Services - 1.1%
Lonza Group AG - ADR (Switzerland)	47,924	2,651,635
Lonza Group AG (Switzerland)	1,048	578,489
Thermo Fisher Scientific, Inc.	5,016	2,852,700
		6,082,824

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2024

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals - 3.5%
AstraZeneca plc - ADR (United Kingdom)	101,556	$7,706,069
Johnson & Johnson	53,075	7,674,114
Novartis AG - ADR (Switzerland)	35,419	3,440,248
		18,820,431
Total Health Care		47,315,730
Industrials - 8.3%
Aerospace & Defense - 3.1%
Airbus SE (France)	3,610	594,054
BAE Systems plc - ADR (United Kingdom)	40,295	2,714,674
BAE Systems plc (United Kingdom)	27,712	460,912
L3Harris Technologies, Inc.	40,679	8,707,340
Northrop Grumman Corp.	9,441	4,579,168
		17,056,148
Building Products - 0.5%
Masco Corp.	40,645	2,782,150
Commercial Services & Supplies - 0.8%
Cleanaway Waste Management Ltd. (Australia)	244,322	422,670
Copart, Inc.*	74,222	4,030,997
		4,453,667
Ground Transportation - 2.8%
Canadian National Railway Co. (Canada)	48,743	5,919,350
CSX Corp.	158,064	5,250,886
Union Pacific Corp.	17,504	4,151,249
		15,321,485
Machinery - 0.7%
Techtronic Industries Co. Ltd. - ADR (Hong Kong)	44,068	3,045,980
Techtronic Industries Co. Ltd. (Hong Kong)	52,500	725,514
		3,771,494
Professional Services - 0.1%
Experian plc	10,145	409,188
Trading Companies & Distributors - 0.2%
Brenntag SE (Germany)	2,987	238,373
IMCD N.V. (Netherlands)	3,981	600,631
		839,004
Transportation Infrastructure - 0.1%
Auckland International Airport Ltd. (New Zealand)	76,644	354,525
Total Industrials		44,987,661
Information Technology - 5.5%
Electronic Equipment, Instruments & Components - 0.2%
Halma plc (United Kingdom)	22,583	618,929
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
Keyence Corp. (Japan)	1,000	$439,770
		1,058,699
IT Services - 0.2%
Globant S.A. *	1,838	328,248
Keywords Studios plc (Ireland)	10,607	151,459
Softcat plc (United Kingdom)	16,015	313,467
		793,174
Semiconductors & Semiconductor Equipment - 3.8%
Micron Technology, Inc.	87,169	9,846,610
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	78,659	10,803,027
		20,649,637
Software - 1.3%
Atlassian Corp. - Class A *	1,669	287,569
Microsoft Corp.	10,746	4,183,740
ServiceNow, Inc.*	3,944	2,734,493
		7,205,802
Total Information Technology		29,707,312
Materials - 0.1%
Chemicals - 0.1%
Air Liquide S.A. (France)	2,618	512,025
Real Estate - 2.6%
Health Care REITs - 0.3%
American Healthcare REIT, Inc.	12,404	170,307
CareTrust REIT, Inc.	10,370	256,347
Ventas, Inc.	5,683	251,643
Welltower, Inc.	7,822	745,280
		1,423,577
Industrial REITs - 0.6%
Americold Realty Trust, Inc.	9,631	211,593
First Industrial Realty Trust, Inc.	3,158	143,436
Goodman Group (Australia)	11,738	237,103
LXP Industrial Trust	39,317	328,297
Prologis, Inc.	14,723	1,502,482
Rexford Industrial Realty, Inc.	9,220	394,708
Terreno Realty Corp.	7,599	413,006
		3,230,625
Office REITs - 0.0%##
Equity Commonwealth*	13,735	257,119
Real Estate Management & Development - 0.0%##
DigitalBridge Group, Inc.	12,957	213,013
Residential REITs - 0.7%
American Homes 4 Rent - Class A	11,672	417,858
AvalonBay Communities, Inc.	3,059	579,895
Equity LifeStyle Properties, Inc.	7,628	459,892

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2024

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Residential REITs (continued)
Equity Residential	6,289	$405,012
Flagship Communities REIT	17,626	266,505
Invitation Homes, Inc.	19,965	682,803
Mid-America Apartment Communities, Inc.	1,304	169,520
Sun Communities, Inc.	5,776	642,984
UDR, Inc.	4,768	181,565
		3,806,034
Retail REITs - 0.1%
Agree Realty Corp.	5,709	326,669
Realty Income Corp.	4,744	253,994
		580,663
Specialized REITs - 0.9%
American Tower Corp.	2,683	460,295
Crown Castle, Inc.	2,459	230,605
Digital Realty Trust, Inc.	2,122	294,491
Equinix, Inc.	2,605	1,852,442
Extra Space Storage, Inc.	3,416	458,701
Public Storage	2,637	684,170
SBA Communications Corp.	3,604	670,776
		4,651,480
Total Real Estate		14,162,511
Utilities - 0.8%
Electric Utilities - 0.8%
Evergy, Inc.	83,557	4,382,565
TOTAL COMMON STOCKS (Identified Cost $232,658,787)		279,311,906
CORPORATE BONDS - 11.9%
Non-Convertible Corporate Bonds- 11.9%
Communication Services - 1.3%
Entertainment - 0.4%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	2,180,000	1,987,277
Interactive Media & Services - 0.8%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	4,575,000	4,272,980
Media - 0.1%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	600,000	595,871

Total Communication Services		6,856,128

Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Alibaba Group Holding Ltd.
(China), 2.125%, 2/9/2031	780,000	630,860
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Broadline Retail (continued)
Alibaba Group Holding Ltd. (continued)
(China), 4.00%, 12/6/2037	3,300,000	$2,742,668

Total Consumer Discretionary		3,373,528

Energy - 1.3%
Energy Equipment & Services - 0.1%
Borr IHC Ltd. - Borr Finance LLC (Mexico), 10.00%, 11/15/2028[2]	530,000	548,266
Oil, Gas & Consumable Fuels - 1.2%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025 (Acquired 09/10/2020-09/01/2023, cost $489,381)[3]	548,790	386,236
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,950,000	2,051,872
Energy Transfer LP
7.375%, 2/1/2031[2]	1,375,000	1,417,502
6.50%, 2/1/2042	2,055,000	2,082,091
New Fortress Energy, Inc., 8.75%, 3/15/2029[2]	560,000	545,763
		6,483,464
Total Energy		7,031,730

Financials - 5.2%
Banks - 3.4%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	2,670,000	2,200,496
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	2,230,000	2,041,361
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[4]	1,410,000	1,335,030
Huntington Bancshares, Inc., 2.55%, 2/4/2030	1,590,000	1,325,264
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	3,880,000	3,672,787
KeyBank NA, 5.85%, 11/15/2027	1,360,000	1,334,412
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.322%), 5.812%, 6/12/2026[4]	795,000	794,676
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[4]	2,340,000	1,998,278
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[4]	2,060,000	1,985,140

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2024

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[4]	2,020,000	$2,022,985
		18,710,429
Capital Markets - 0.4%
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	2,040,000	2,015,957
Consumer Finance - 0.7%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 1.905%), 5.70%, 2/1/2030[4]	3,030,000	2,987,931
Navient Corp., 6.75%, 6/25/2025	635,000	633,566
		3,621,497
Financial Services - 0.1%
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	340,000	285,822
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $275,000)[3]	275,000	233,642
		519,464
Insurance - 0.6%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	715,000	697,702
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	715,000	697,247
New York Life Global Funding, 4.70%, 1/29/2029[2]	715,000	696,195
SiriusPoint Ltd. (Bermuda), 7.00%, 4/5/2029	1,430,000	1,431,670
		3,522,814
Total Financials		28,390,161

Industrials - 0.9%
Construction & Engineering - 0.1%
Tutor Perini Corp., 11.875%, 4/30/2029[2]	550,000	563,084
Ground Transportation - 0.2%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[4]	1,140,000	1,127,398
Passenger Airlines - 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	116,744	117,834
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.60%, 3/1/2026	83,254	79,555
Series 2019-2, Class B, 3.50%, 5/1/2028	502,595	462,854
		660,243
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors - 0.5%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,490,000	$1,329,103
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,430,000	1,334,197
		2,663,300
Total Industrials		5,014,025

Materials - 0.4%
Metals & Mining - 0.4%
Infrabuild Australia Pty Ltd. (Australia), 14.50%, 11/15/2028[2]	545,000	563,015
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,509,406	1,411,458
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $118,233)[3,5]	653,000	7
Total Materials		1,974,480

Real Estate - 1.4%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	700,000	663,909
Retail REITs - 0.8%
Simon Property Group LP
2.25%, 1/15/2032	1,235,000	980,041
2.65%, 2/1/2032	3,890,000	3,173,370
		4,153,411
Specialized REITs - 0.5%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $552,500)[3]	650,000	633,095
SBA Tower Trust, 6.599%, 1/15/2028[2]	2,225,000	2,257,621
		2,890,716
Total Real Estate		7,708,036

Utilities - 0.8%
Electric Utilities - 0.3%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	1,350,000	1,407,640
Independent Power and Renewable Electricity Producers - 0.5%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	2,880,000	2,969,706
Total Utilities		4,377,346
TOTAL CORPORATE BONDS (Identified Cost $68,214,116)		64,725,434

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2024

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

EXCHANGE-TRADED FUND - 3.8%

iShares Broad USD High Yield Corporate Bond ETF
(Identified Cost $20,899,592)	576,620	$20,723,723

U.S. TREASURY SECURITIES - 12.7%

U.S. Treasury Bonds - 7.1%
U.S. Treasury Bond
2.375%, 2/15/2042	39,096,000	27,391,635
3.625%, 2/15/2053	14,040,000	11,462,344

Total U.S. Treasury Bonds
(Identified Cost $44,389,455)		38,853,979

U.S. Treasury Notes - 5.6%
U.S. Treasury Inflation Indexed Note,
0.125%, 1/15/2031	9,577,412	8,317,758
U.S. Treasury Note
0.875%, 11/15/2030	10,188,000	8,021,458
4.125%, 11/15/2032	14,482,000	13,900,457

Total U.S. Treasury Notes
(Identified Cost $31,111,226)		30,239,673
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $75,500,681)		69,093,652

ASSET-BACKED SECURITIES - 4.2%

Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 8/15/2046[2]	1,800,000	1,630,911
ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[2]	1,450,000	1,426,565
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	831,993	779,783
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054 (Acquired 04/24/2024, cost $829,975)[3]	830,000	829,975
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	498,629	440,937
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,150,000	1,946,942
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.687%, 5/20/2053[2]	2,200,000	2,124,554
Libra Solutions LLC, Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	630,341	628,804
Nelnet Student Loan Trust, Series 2012-3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 6.145%, 3/26/2040[2,6]	138,045	137,666
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/2061[2]	2,275,000	1,981,676
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	220,000	217,864

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Oxford Finance Funding LLC
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	248,928	$245,124
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,924,881	1,837,030
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,550,000	2,551,809
PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	1,101,112	1,066,228
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	1,537,664	1,540,259
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	717,841	712,210
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2]	1,481,220	1,293,780
Stack Infrastructure Issuer LLC,
Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	1,500,000	1,373,529
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,7]	1,800	1,793
Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 6.431%, 10/25/2048[2,6]	271,011	275,058

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $24,240,071)		23,042,497

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.0%

Brean Asset Backed Securities Trust,
Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,7]	1,190,614	1,055,533
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,7]	29,854	27,887
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,7]	814,671	637,440
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,7]	158,971	132,496
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,7]	94,844	78,000
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,7]	49,144	43,789
Fannie Mae REMICS
Series 2018-31, Class KP, 3.50%, 7/25/2047	16,273	15,742
Series 2021-69, Class WJ, 1.50%, 10/25/2050	842,210	678,492
Finance of America Structured Securities Trust, Series 2022-S6, Class A1, 3.00%, 7/25/2061[2]	1,041,923	985,277
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,807,440	1,484,555

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2024

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	206,297	$184,643
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,6]	1,137,325	1,051,299
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,7]	859,673	737,793
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,7]	874,384	736,597
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,7]	991,567	821,263
JP Morgan Mortgage Trust Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,7]	123,405	117,977
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,7]	101,978	88,670
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,7]	161,113	147,471
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,7]	215,729	197,199
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,7]	243,685	221,636
OBX Trust
Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,7]	1,383,176	1,123,309
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,8]	1,391,799	1,377,933
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 11.317%, 7/25/2029 (Acquired 07/24/2023, cost $3,793,368)[3,6]	3,793,368	3,792,801
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,7]	861,745	765,520
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,7]	1,049,675	853,644
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,7]	1,764,174	1,383,354
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,7]	1,827,974	1,429,374
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[7]	94,142	77,491
Series 2013-6, Class A2, 3.00%, 5/25/2043[7]	431,435	372,105
Series 2013-7, Class A2, 3.00%, 6/25/2043[7]	95,998	82,640
Series 2013-8, Class A1, 3.00%, 6/25/2043[7]	111,192	96,405
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 8.50%, 11/15/2027[2,6]	1,167,416	724,668

		SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,7]		142,059	$130,789
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,7]		42,955	38,465

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $24,949,378)			21,692,257

FOREIGN GOVERNMENT BONDS - 0.3%

Japan Government Two Year Bond,
Series 456, (Japan), 0.10%, 1/1/2026	JPY	210,000,000	1,328,559
Mexican Bonos, Series M, (Mexico),
7.75%, 5/29/2031	MXN	972,000	50,328
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		440,000	433,277

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,933,130)			1,812,164

MUNICIPAL BONDS - 0.7%

Clark County, Public Impt., Series A, G.O. Bond, 1.51%, 11/1/2028		2,340,000	2,010,060
Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038		1,795,000	1,316,770
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028		230,000	200,934

TOTAL MUNICIPAL BONDS
(Identified Cost $4,427,333)			3,527,764

U.S. GOVERNMENT AGENCIES - 7.9%

Mortgage-Backed Securities - 7.9%
Fannie Mae
Pool #AD0462, UMBS, 5.50%, 10/1/2024		77	76
Pool #MA3463, UMBS, 4.00%, 9/1/2033		184,259	176,861
Pool #MA1834, UMBS, 4.50%, 2/1/2034		248,178	240,646
Pool #MA1903, UMBS, 4.50%, 5/1/2034		108,794	105,483
Pool #889576, UMBS, 6.00%, 4/1/2038		99,320	101,955
Pool #889579, UMBS, 6.00%, 5/1/2038		78,936	81,030
Pool #MA3412, UMBS, 3.50%, 7/1/2038		266,725	244,197
Pool #995196, UMBS, 6.00%, 7/1/2038		4,617	4,739

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2024

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AD0207, UMBS, 6.00%, 10/1/2038	251,871	$258,552
Pool #AD0220, UMBS, 6.00%, 10/1/2038	8,243	8,461
Pool #MA0258, UMBS, 4.50%, 12/1/2039	173,573	166,045
Pool #AL1595, UMBS, 6.00%, 1/1/2040	93,846	96,335
Pool #AL0152, UMBS, 6.00%, 6/1/2040	194,929	200,100
Pool #MA4203, UMBS, 2.50%, 12/1/2040	1,872,738	1,582,670
Pool #AL0241, UMBS, 4.00%, 4/1/2041	317,573	294,857
Pool #AI5172, UMBS, 4.00%, 8/1/2041	189,670	175,497
Pool #AL1410, UMBS, 4.50%, 12/1/2041	339,020	323,103
Pool #MA4687, UMBS, 4.00%, 6/1/2042	2,298,512	2,111,637
Pool #MA4934, UMBS, 5.00%, 2/1/2043	3,338,398	3,228,885
Pool #AL7729, UMBS, 4.00%, 6/1/2043	174,533	161,491
Pool #AX5234, UMBS, 4.50%, 11/1/2044	189,578	179,809
Pool #AS4103, UMBS, 4.50%, 12/1/2044	247,648	234,907
Pool #BC6764, UMBS, 3.50%, 4/1/2046	135,155	119,046
Pool #BD6997, UMBS, 4.00%, 10/1/2046	82,270	75,111
Pool #BE7845, UMBS, 4.50%, 2/1/2047	92,613	87,190
Pool #AL8674, 5.643%, 1/1/2049	631,799	637,579
Pool #FS1179, UMBS, 3.50%, 12/1/2049	2,172,912	1,911,873
Pool #FS4339, UMBS, 3.00%, 12/1/2050	3,858,210	3,251,979
Pool #FS4511, UMBS, 4.00%, 8/1/2051	1,388,909	1,260,698
Pool #FS2696, UMBS, 3.00%, 12/1/2051	2,754,559	2,308,128
Pool #MA4600, UMBS, 3.50%, 5/1/2052	2,485,613	2,145,349
Pool #MA4644, UMBS, 4.00%, 5/1/2052	2,405,699	2,150,905
Pool #BW1194, UMBS, 4.00%, 9/1/2052	3,615,270	3,232,368
Pool #MA4733, UMBS, 4.50%, 9/1/2052	2,720,368	2,509,719
Pool #MA4807, UMBS, 5.50%, 11/1/2052	1,069,104	1,042,392
Pool #MA4868, UMBS, 5.00%, 1/1/2053	3,437,820	3,262,501

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	163,646	$158,828
Pool #C91771, 4.50%, 6/1/2034	151,341	146,821
Pool #C91780, 4.50%, 7/1/2034	212,825	206,629
Pool #G03926, 6.00%, 2/1/2038	38,879	39,962
Pool #G05906, 6.00%, 4/1/2040	36,056	37,060
Pool #Q33778, 4.00%, 6/1/2045	208,046	190,697
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,307,256	1,933,995
Pool #SD1129, UMBS, 4.00%, 8/1/2051	2,506,161	2,274,816
Pool #SD8230, UMBS, 4.50%, 6/1/2052	2,076,709	1,915,221
Pool #SD8276, UMBS, 5.00%, 12/1/2052	2,294,505	2,177,492

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $46,358,025)		43,053,695

SHORT-TERM INVESTMENT - 3.1%

Dreyfus Government Cash Management, Institutional Shares, 5.19%[9]
(Identified Cost $16,730,938)	16,730,938	16,730,938

TOTAL INVESTMENTS - 100.0%
(Identified Cost $515,912,051)		543,714,030
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(100,037)
NET ASSETS - 100%		$543,613,993

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2024

(unaudited)

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1% or Less than (0.1%).

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $57,569,262, which represented 10.6% of the Series’ Net Assets.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at April 30, 2024 was $5,875,756, or 1.1% of the Series’ Net Assets.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2024.

5Issuer filed for bankruptcy and/or is in default of interest payments.

6Floating rate security. Rate shown is the rate in effect as of April 30, 2024.

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2024.

8Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of April 30, 2024.

9Rate shown is the current yield as of April 30, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series

April 30, 2024 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $515,912,051) (Note 2)	$543,714,030
Cash	22,017
Foreign currency, at value (identified cost $1,420)	1,415
Interest receivable	1,673,016
Dividends receivable	344,547
Foreign tax reclaims receivable	292,291
Receivable for fund shares sold	51,121
Prepaid expenses	423

TOTAL ASSETS	546,098,860

LIABILITIES:

Accrued management fees[1]	272,335
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L)[1]	150,844
Accrued sub-transfer agent fees[1]	126,526
Accrued fund accounting and administration fees[1]	21,940
Directors’ fees payable[1]	20,704
Accrued Chief Compliance Officer service fees[1]	3,065
Payable for fund shares repurchased	867,916
Payable for securities purchased	832,479
Distributions payable	44
Other payables and accrued expenses	189,014

TOTAL LIABILITIES	2,484,867

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$543,613,993

NET ASSETS CONSIST OF:

Capital stock	$293,525
Additional paid-in-capital	523,238,418
Total distributable earnings (loss)	20,082,050

TOTAL NET ASSETS	$543,613,993

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series

April 30, 2024 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($272,448,448/14,736,026 shares)	$18.49

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($137,007,728/7,390,664 shares)	$18.54

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R
($44,098,244/2,375,179 shares)	$18.57

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L
($89,937,125/4,844,023 shares)	$18.57

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($122,448/6,563 shares)	$18.66

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Extended Term Series

For the Six Months Ended April 30, 2024 (unaudited)

INVESTMENT INCOME:

Interest	$6,143,848
Dividends (net of foreign taxes withheld, $97,481)	2,584,560

Total Investment Income	8,728,408

EXPENSES:

Management fees (Note 3)	1,665,016
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	459,912
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	349,794
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	110,682
Sub-transfer agent fees (Note 3)	122,513
Fund accounting and administration fees (Note 3)	62,520
Directors’ fees (Note 3)	44,385
Chief Compliance Officer service fees (Note 3)	4,383
Transfer agent fees	149,217
Custodian fees	15,749
Miscellaneous	149,534

Total Expenses	3,133,705
Less reduction of expenses (Note 3)	(407)

Net Expenses	3,133,298

NET INVESTMENT INCOME	5,595,110

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments (net of foreign capital gains tax of $5,768)	160,661
Foreign currency and translation of other assets and liabilities	(10,396)

150,265
Net change in unrealized appreciation (depreciation) on-
Investments in securities	48,332,000
Foreign currency and translation of other assets and liabilities	(461)

48,331,539

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	48,481,804

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,076,914

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Extended Term Series

	FOR THE
	SIX MONTHS
	ENDED	FOR THE
	4/30/24	YEAR ENDED
	(UNAUDITED)	10/31/23

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$5,595,110	$9,482,348
Net realized gain (loss) on investments and foreign currency	150,265	(11,260,714)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	48,331,539	27,101,680

Net increase (decrease) from operations	54,076,914	25,323,314

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(4,890,099)	(10,357,244)
Class I	(2,570,814)	(5,577,862)
Class R	(702,281)	(1,405,689)
Class L	(1,190,661)	(2,408,982)
Class W	(2,857)	(5,507)

Total distributions to shareholders	(9,356,712)	(19,755,284)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(22,831,170)	(30,117,008)

Net increase (decrease) in net assets	21,889,032	(24,548,978)

NET ASSETS:

Beginning of period	521,724,961	546,273,939

End of period	$543,613,993	$521,724,961

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/24
	(UNAUDITED)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$17.03	$16.90	$21.76	$19.12	$18.02	$16.85
Income (loss) from investment operations:
Net investment income[1]	0.19	0.31	0.17	0.11	0.16	0.22
Net realized and unrealized gain (loss) on investments	1.59	0.46	(3.98)	3.80	1.72 [2]	1.87
Total from investment operations	1.78	0.77	(3.81)	3.91	1.88	2.09
Less distributions to shareholders:
From net investment income	(0.32)	(0.20)	(0.05)	(0.06)	(0.12)	(0.15)
From net realized gain on investments	—	(0.44)	(1.00)	(1.21)	(0.66)	(0.77)
Total distributions to shareholders	(0.32)	(0.64)	(1.05)	(1.27)	(0.78)	(0.92)

Net asset value - End of period	$18.49	$17.03	$16.90	$21.76	$19.12	$18.02
Net assets - End of period (000’s omitted)	$272,449	$263,179	$276,523	$365,077	$334,977	$276,300
Total return[3]	10.47%	4.48%	(18.35% )	21.19%	10.74% [2]	13.16%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.04% [4]	1.04%	1.02%	1.01%	1.02%	1.05%
Net investment income	2.10% [4]	1.78%	0.91%	0.54%	0.87%	1.31%
Series portfolio turnover	31%	56%	66%	66%	120%	61%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	N/A	0.01%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.70. Excluding the proceeds from the settlement, the total return would have been 10.63%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/24
	(UNAUDITED)	10/31/23	10/31/22[1]	10/31/21[1]	10/31/20[1]		10/31/19[1]

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$17.08	$16.96	$23.33	$22.09	$21.83		$21.56
Income (loss) from investment operations:
Net investment income[2]	0.22	0.35	0.21	0.17	0.24		0.31
Net realized and unrealized gain (loss) on investments	1.58	0.47	(4.00)	4.22	2.00	[3]	2.27
Total from investment operations	1.80	0.82	(3.79)	4.39	2.24		2.58
Less distributions to shareholders:
From net investment income	(0.34)	(0.26)	(0.19)	(0.26)	(0.41)		(0.48)
From net realized gain on investments	—	(0.44)	(2.39)	(2.89)	(1.57)		(1.83)
Total distributions to shareholders	(0.34)	(0.70)	(2.58)	(3.15)	(1.98)		(2.31)
Net asset value - End of period	$18.54	$17.08	$16.96	$23.33	$22.09		$21.83
Net assets - End of period (000’s omitted)	$137,008	$130,709	$137,658	$192,593	$149,603		$117,991
Total return[4]	10.57%	4.76%	(18.14% )	21.48%	10.88%	[3]	13.36%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.81% [5]	0.82%	0.79%	0.79%	0.81%	[6]	0.85%
Net investment income	2.33% [5]	2.00%	1.14%	0.75%	1.06%		1.51%
Series portfolio turnover	31%	56%	66%	66%	120%		61%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	N/A		0.01%

1Per share amounts have been adjusted to reflect a 1 : 0.419216 reverse stock split effective after the close of business on November 4, 2022.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.98. These proceeds impacted the total return by less than 0.01%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

6Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class R

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/24
	(UNAUDITED)	10/31/23	10/31/22[1]	10/31/21[1]	10/31/20[1]		10/31/19[1]

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$17.10	$16.94	$22.80	$21.08	$20.48		$19.87
Income (loss) from investment operations:
Net investment income[2]	0.17	0.27	0.13	0.08	0.09		0.21
Net realized and unrealized gain (loss) on investments	1.59	0.46	(4.00)	4.05	1.96	[3]	2.09
Total from investment operations	1.76	0.73	(3.87)	4.13	2.05		2.30
Less distributions to shareholders:
From net investment income	(0.29)	(0.13)	(0.10)	(0.13)	(0.21)		(0.24)
From net realized gain on investments	—	(0.44)	(1.89)	(2.28)	(1.24)		(1.45)
Total distributions to shareholders	(0.29)	(0.57)	(1.99)	(2.41)	(1.45)		(1.69)
Net asset value - End of period	$18.57	$17.10	$16.94	$22.80	$21.08		$20.48
Net assets - End of period (000’s omitted)	$44,098	$41,368	$42,104	$56,058	$52,600		$6,149
Total return[4]	10.33%	4.27%	(18.48% )	20.86%	10.53%	[3]	12.73%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.28% [5]	1.28%	1.25%	1.24%	1.31%	[6]	1.35%
Net investment income	1.87% [5]	1.54%	0.68%	0.31%	0.41%		1.02%
Series portfolio turnover	31%	56%	66%	66%	120%		61%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	N/A		0.02%

1Per share amounts have been adjusted to reflect a 1 : 0.530327 reverse stock split effective after the close of business on November 4, 2022.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.94. Excluding the proceeds from the settlement, the total return would have been 10.43%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

6Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class L

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/24
	(UNAUDITED)	10/31/23	10/31/22[1]	10/31/21[1]	10/31/20[1]	10/31/19[1]

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$17.09	$16.93	$23.08	$21.54	$21.10	$20.63
Income (loss) from investment operations:
Net investment income (loss)[2]	0.12	0.18	0.03	(0.04)	0.02	0.11
Net realized and unrealized gain (loss) on investments	1.60	0.45	(4.03)	4.15	1.96 [3]	2.19
Total from investment operations	1.72	0.63	(4.00)	4.11	1.98	2.30
Less distributions to shareholders:
From net investment income	(0.24)	(0.03)	(0.04)	(0.02)	(0.15)	(0.21)
From net realized gain on investments	—	(0.44)	(2.11)	(2.55)	(1.39)	(1.62)
Total distributions to shareholders	(0.24)	(0.47)	(2.15)	(2.57)	(1.54)	(1.83)
Net asset value - End of period	$18.57	$17.09	$16.93	$23.08	$21.54	$21.10
Net assets - End of period (000’s omitted)	$89,937	$86,349	$89,871	$113,582	$100,254	$100,804
Total return[4]	10.07%	3.67%	(19.03% )	20.38%	9.87% [3]	12.26%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.80% [5]	1.81%	1.78%	1.76%	1.77%	1.80%
Net investment income (loss)	1.34% [5]	1.01%	0.16%	(0.22% )	0.13%	0.57%
Series portfolio turnover	31%	56%	66%	66%	120%	61%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	N/A	0.00% [6]

1Per share amounts have been adjusted to reflect a 1 : 0.473967 reverse stock split effective after the close of business on November 4, 2022.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.94. Excluding the proceeds from the settlement, the total return would have been 9.76%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

6Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class W

	FOR THE	FOR THE YEAR ENDED				FOR THE
	SIX MONTHS					PERIOD
	ENDED 4/30/24					4/1/19[1] TO
	(UNAUDITED)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$17.19	$17.04	$21.85	$19.18	$18.08	$17.04
Income (loss) from investment operations:
Net investment income[2]	0.28	0.48	0.39	0.30	0.33	0.23
Net realized and unrealized gain (loss) on investments	1.60	0.47	(4.04)	3.82	1.71 [3]	0.90
Total from investment operations	1.88	0.95	(3.65)	4.12	2.04	1.13
Less distributions to shareholders:
From net investment income	(0.41)	(0.36)	(0.16)	(0.24)	(0.28)	(0.09)
From net realized gain on investments	—	(0.44)	(1.00)	(1.21)	(0.66)	(0.00)[4]
Total distributions to shareholders	(0.41)	(0.80)	(1.16)	(1.45)	(0.94)	(0.09)
Net asset value - End of period	$18.66	$17.19	$17.04	$21.85	$19.18	$18.08
Net assets - End of period (000’s omitted)	$122	$120	$118	$7	$6	$5
Total return[5]	10.97%	5.51%	(17.60% )	22.34%	11.70% [3]	6.69%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10% [6]	0.10%	0.10%	0.10%	0.10%	0.10% [6]
Net investment income	3.05% [6]	2.72%	2.23%	1.44%	1.78%	2.20% [6]
Series portfolio turnover	31%	56%	66%	66%	120%	61%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.66% [6]	0.66%	0.63%	0.62%	0.62%	0.62% [6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.69. Excluding the proceeds from the settlement, the total return would have been 11.64%.

4Less than $(0.01).

5Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

6Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Maximum Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/23	ENDING ACCOUNT VALUE 4/30/24	EXPENSES PAID DURING PERIOD* 11/1/23 - 4/30/24	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,143.90	$5.86	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.52	1.10%
Class I
Actual	$1,000.00	$1,145.80	$4.53	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.27	0.85%
Class R
Actual	$1,000.00	$1,143.00	$7.03	1.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.62	1.32%
Class L
Actual	$1,000.00	$1,139.20	$9.84	1.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.66	$9.27	1.85%
Class W
Actual	$1,000.00	$1,149.50	$0.53	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.37	$0.50	0.10%

Shareholder Expense Example - Pro-Blend® Maximum Term Series

(unaudited)

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

Portfolio Composition - Pro-Blend® Maximum Term Series - as of April 30, 2024

(unaudited)

Asset Allocation[1]

1As a percentage of net assets.

2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation[4]

Health Care	16.2%
Financials	15.3%
Industrials	12.0%
Information Technology	11.5%
Communication Services	9.2%
Consumer Staples	8.2%
Consumer Discretionary	6.9%
Real Estate	3.7%
Utilities	1.6%
Energy	1.0%
Materials	0.2%

[4]Including common stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[5]

Amazon.com, Inc.	3.8%
Alphabet, Inc. - Class A	3.3%
Mastercard, Inc. - Class A	2.6%
Meta Platforms, Inc. - Class A	2.5%
L3Harris Technologies, Inc.	2.5%
AstraZeneca plc - ADR (United Kingdom)	2.4%
Johnson & Johnson	2.4%
Visa, Inc. - Class A	2.3%
Microsoft Corp.	2.1%
Electronic Arts, Inc.	2.0%

5As a percentage of total investments.

Investment Portfolio - April 30, 2024

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS - 80.9%

Communication Services - 8.7%
Diversified Telecommunication Services - 0.7%
Cellnex Telecom S.A. - ADR (Spain)	169,247	$2,784,113
Cellnex Telecom S.A. (Spain)[2]	7,385	244,109
Helios Towers plc (Tanzania)*	68,780	83,981
		3,112,203
Entertainment - 2.0%
Electronic Arts, Inc.	69,733	8,843,539
Interactive Media & Services - 6.0%
Alphabet, Inc. - Class A*	90,182	14,679,826
Auto Trader Group plc (United Kingdom)[2]	38,091	330,229
Meta Platforms, Inc. - Class A	26,481	11,391,332
Tencent Holdings Ltd. (China)	12,900	566,093
		26,967,480
Media - 0.0%##
Fox Corp. - Class A	1,512	46,887
The Interpublic Group of Companies, Inc.	1,314	39,998
Omnicom Group, Inc.	673	62,482
		149,367
Total Communication Services		39,072,589

Consumer Discretionary - 6.6%
Broadline Retail - 4.5%
Amazon.com, Inc.*	97,603	17,080,525
Dollarama, Inc. (Canada)	5,439	453,721
eBay, Inc.	1,442	74,320
MercadoLibre, Inc. (Brazil)*	1,834	2,675,256
		20,283,822
Distributors - 0.0%##
Genuine Parts Co.	450	70,745
LKQ Corp.	901	38,860
		109,605
Hotels, Restaurants & Leisure - 1.2%
Marriott Vacations Worldwide Corp.	738	70,929
Monarch Casino & Resort, Inc.	1,795	121,647
Vail Resorts, Inc.	26,094	4,941,421
		5,133,997
Household Durables - 0.8%
Sony Group Corp. - ADR (Japan)	39,493	3,260,937
Sony Group Corp. (Japan)	5,200	429,787
		3,690,724
Specialty Retail - 0.1%
Best Buy Co., Inc.	682	50,222
Dick’s Sporting Goods, Inc.	263	52,847
Penske Automotive Group, Inc.	250	38,228
Williams-Sonoma, Inc.	191	54,775
		196,072

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 0.0%##
Ralph Lauren Corp.	239	$39,110
Tapestry, Inc.	865	34,531
		73,641
Total Consumer Discretionary		29,487,861

Consumer Staples - 8.2%
Beverages - 4.4%
The Coca-Cola Co.	122,773	7,583,688
Constellation Brands, Inc. - Class A	27,516	6,974,205
Heineken N.V. - ADR (Netherlands)	91,913	4,479,840
Heineken N.V. (Netherlands)	6,162	599,684
Molson Coors Beverage Co. - Class B	715	40,941
		19,678,358
Consumer Staples Distribution & Retail - 0.0%##
Sysco Corp.	1,215	90,299
Food Products - 2.5%
Archer-Daniels-Midland Co.	1,370	80,364
Bunge Global S.A.	480	48,845
Campbell Soup Co.	1,054	48,178
Conagra Brands, Inc.	1,647	50,695
General Mills, Inc.	1,379	97,164
The Hershey Co.	494	95,796
The Kraft Heinz Co.	2,780	107,336
Mondelez International, Inc. - Class A	53,551	3,852,459
Nestle S.A. - ADR	61,106	6,147,264
Nestle S.A.	5,020	504,009
		11,032,110
Household Products - 0.0%##
Kimberly-Clark Corp.	763	104,172
Personal Care Products - 0.2%
Beiersdorf AG (Germany)	3,421	514,188
Kenvue, Inc.	4,707	88,586
L’Oreal S.A. (France)	206	96,584
		699,358
Tobacco - 1.1%
Philip Morris International, Inc.	53,494	5,078,720
Total Consumer Staples		36,683,017

Energy - 0.4%
Energy Equipment & Services - 0.0%##
Halliburton Co.	2,288	85,732
Schlumberger N.V.	2,857	135,650
		221,382
Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp.	470	42,244
Chevron Corp.	2,224	358,664
ConocoPhillips	1,800	226,116
Coterra Energy, Inc.	2,286	62,545

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2024

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	2,931	$346,649
HF Sinclair Corp.	700	37,975
Marathon Oil Corp.	1,887	50,666
Marathon Petroleum Corp.	843	153,190
Ovintiv, Inc.	919	47,163
Permian Resources Corp.	2,571	43,064
Phillips 66	860	123,161
Valero Energy Corp.	710	113,508
		1,604,945
Total Energy		1,826,327
Financials - 13.1%
Banks - 1.9%
Bank of America Corp.	9,790	362,328
Citigroup, Inc.	3,611	221,463
East West Bancorp, Inc.	515	38,362
Fifth Third Bancorp.	2,013	73,394
FinecoBank Banca Fineco S.p.A. (Italy)	12,789	195,925
HDFC Bank Ltd. - ADR (India)	63,519	3,658,694
Huntington Bancshares, Inc.	4,487	60,440
JPMorgan Chase & Co.	16,776	3,216,630
The PNC Financial Services Group, Inc.	834	127,819
Truist Financial Corp.	3,016	113,251
U.S. Bancorp.	3,210	130,422
Wells Fargo & Co.	4,909	291,202
		8,489,930
Capital Markets - 5.7%
Avanza Bank Holding AB (Sweden)	7,991	171,248
Deutsche Boerse AG - ADR (Germany)	151,114	2,907,433
Deutsche Boerse AG (Germany)	3,201	617,127
Intercontinental Exchange, Inc.	59,387	7,646,670
Intermediate Capital Group plc (United Kingdom)	14,610	380,794
Moody’s Corp.	21,964	8,133,928
S&P Global, Inc.	13,931	5,792,928
		25,650,128
Financial Services - 4.8%
Mastercard, Inc. - Class A	25,579	11,541,245
Visa, Inc. - Class A	38,093	10,232,160
		21,773,405
Insurance - 0.7%
Admiral Group plc - ADR (United Kingdom)	62,063	2,111,389
Admiral Group plc (United Kingdom)	16,951	576,964
Cincinnati Financial Corp.	481	55,647
Everest Group Ltd.	139	50,931
The Hartford Financial Services Group, Inc.	787	76,252
The Travelers Companies, Inc.	555	117,749

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Insurance (continued)
W. R. Berkley Corp.	745	$57,343
		3,046,275
Total Financials		58,959,738
Health Care - 16.2%
Biotechnology - 1.6%
BioMarin Pharmaceutical, Inc.*	51,919	4,192,979
Gilead Sciences, Inc.	2,402	156,610
Vertex Pharmaceuticals, Inc.*	7,068	2,776,381
		7,125,970
Health Care Equipment & Supplies - 3.8%
Alcon, Inc. (Switzerland)	49,868	3,868,759
Becton Dickinson & Co.	567	133,018
Boston Scientific Corp.*	31,242	2,245,363
IDEXX Laboratories, Inc.*	5,446	2,683,571
Intuitive Surgical, Inc.*	10,143	3,759,199
Medtronic plc	51,837	4,159,401
Solventum Corp.*	0	16
		16,849,327
Health Care Providers & Services - 3.1%
Humana, Inc.	20,985	6,339,359
Quest Diagnostics, Inc.	380	52,508
UnitedHealth Group, Inc.	15,961	7,720,336
		14,112,203
Life Sciences Tools & Services - 2.1%
Lonza Group AG - ADR (Switzerland)	69,809	3,862,532
Lonza Group AG (Switzerland)	847	467,539
Thermo Fisher Scientific, Inc.	9,155	5,206,631
		9,536,702
Pharmaceuticals - 5.6%
AstraZeneca plc - ADR (United Kingdom)	141,444	10,732,771
Bristol-Myers Squibb Co.	3,655	160,601
Johnson & Johnson	74,076	10,710,649
Novartis AG - ADR (Switzerland)	33,486	3,252,495
Royalty Pharma plc - Class A	1,891	52,381
Viatris, Inc.	4,015	46,453
		24,955,350
Total Health Care		72,579,552
Industrials - 11.6%
Aerospace & Defense - 4.6%
Airbus SE (France)	2,879	473,762
BAE Systems plc - ADR (United Kingdom)	31,296	2,108,412
BAE Systems plc (United Kingdom)	22,392	372,429
HEICO Corp. - Class A	12,630	2,094,685
Huntington Ingalls Industries, Inc.	141	39,047
L3Harris Technologies, Inc.	52,319	11,198,882

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2024

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Aerospace & Defense (continued)
Lockheed Martin Corp.	419	$194,806
Northrop Grumman Corp.	8,680	4,210,060
RTX Corp.	2,118	215,019
		20,907,102
Air Freight & Logistics - 0.0%##
FedEx Corp.	501	131,152
Building Products - 1.1%
A. O. Smith Corp.	494	40,923
Allegion plc	310	37,684
Masco Corp.	68,839	4,712,029
		4,790,636
Commercial Services & Supplies - 1.3%
Cleanaway Waste Management Ltd. (Australia)	179,039	309,732
Copart, Inc.*	69,737	3,787,416
Rollins, Inc.	42,778	1,906,188
		6,003,336
Ground Transportation - 2.8%
Canadian National Railway Co. (Canada)	35,582	4,321,078
CSX Corp.	104,449	3,469,796
Norfolk Southern Corp.	8,100	1,865,592
Union Pacific Corp.	11,890	2,819,832
		12,476,298
Industrial Conglomerates - 0.1%
3M Co.	1,229	118,611
Honeywell International, Inc.	1,152	222,025
		340,636
Machinery - 0.8%
Caterpillar, Inc.	916	306,466
Cummins, Inc.	392	110,736
Deere & Co.	473	185,137
PACCAR, Inc.	1,042	110,567
Snap-on, Inc.	173	46,357
Techtronic Industries Co. Ltd. - ADR (Hong Kong)	30,170	2,085,350
Techtronic Industries Co. Ltd. (Hong Kong)	43,000	594,230
		3,438,843
Professional Services - 0.7%
Experian plc	8,326	335,820
Experian plc - ADR	70,149	2,841,035
SS&C Technologies Holdings, Inc.	802	49,636
		3,226,491
Trading Companies & Distributors - 0.1%
Brenntag SE (Germany)	2,457	196,077

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Trading Companies & Distributors (continued)
IMCD N.V. (Netherlands)	3,275	$494,114
		690,191
Transportation Infrastructure - 0.1%
Auckland International Airport Ltd. (New Zealand)	62,932	291,099
Total Industrials		52,295,784
Information Technology - 11.5%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	5,754	270,323
Electronic Equipment, Instruments & Components - 0.2%
Halma plc (United Kingdom)	18,575	509,082
Keyence Corp. (Japan)	800	351,816
TE Connectivity Ltd.	719	101,724
		962,622
IT Services - 0.2%
Cognizant Technology Solutions Corp. - Class A	1,254	82,363
Globant S.A. *	1,509	269,492
Keywords Studios plc (Ireland)	8,716	124,457
Softcat plc (United Kingdom)	13,124	256,880
		733,192
Semiconductors & Semiconductor Equipment - 5.5%
Analog Devices, Inc.	986	197,801
Applied Materials, Inc.	24,067	4,780,910
Microchip Technology, Inc.	1,248	114,791
Micron Technology, Inc.	69,723	7,875,910
NVIDIA Corp.	4,111	3,551,986
Skyworks Solutions, Inc.	518	55,214
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	58,808	8,076,691
		24,653,303
Software - 5.6%
Atlassian Corp. - Class A *	1,371	236,223
Intuit, Inc.	5,902	3,692,409
Microsoft Corp.	24,316	9,466,948
Salesforce, Inc.	21,291	5,726,002
ServiceNow, Inc.*	8,554	5,930,745
		25,052,327
Total Information Technology		51,671,767
Materials - 0.1%
Chemicals - 0.1%
Air Liquide S.A. (France)	2,149	420,299
CF Industries Holdings, Inc.	615	48,567
The Mosaic Co.	1,237	38,829
PPG Industries, Inc.	608	78,432
		586,127

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2024

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Containers & Packaging - 0.0%##
International Paper Co.	1,207	$42,173
Westrock Co.	891	42,732
		84,905
Total Materials		671,032
Real Estate - 3.2%
Health Care REITs - 0.2%
American Healthcare REIT, Inc.	5,639	77,423
CareTrust REIT, Inc.	4,696	116,085
Ventas, Inc.	2,551	112,958
Welltower, Inc.	3,563	339,483
		645,949
Industrial REITs - 0.3%
Americold Realty Trust, Inc.	4,242	93,197
First Industrial Realty Trust, Inc.	1,438	65,314
Goodman Group (Australia)	5,346	107,987
LXP Industrial Trust	17,805	148,672
Prologis, Inc.	6,668	680,469
Rexford Industrial Realty, Inc.	4,484	191,960
Terreno Realty Corp.	3,456	187,834
		1,475,433
Office REITs - 0.0%##
Equity Commonwealth*	6,220	116,438
Real Estate Management & Development - 0.0%##
DigitalBridge Group, Inc.	5,901	97,012
Residential REITs - 0.4%
American Homes 4 Rent - Class A	5,301	189,776
AvalonBay Communities, Inc.	1,335	253,076
Equity LifeStyle Properties, Inc.	3,433	206,976
Equity Residential	2,980	191,912
Flagship Communities REIT	8,028	121,383
Invitation Homes, Inc.	9,322	318,813
Mid-America Apartment Communities, Inc.	596	77,480
Sun Communities, Inc.	2,623	291,992
UDR, Inc.	2,115	80,539
		1,731,947
Retail REITs - 0.1%
Agree Realty Corp.	2,595	148,486
Realty Income Corp.	2,166	115,968
		264,454
Specialized REITs - 2.2%
American Tower Corp.	1,256	215,479
Crown Castle, Inc.	1,120	105,034
Digital Realty Trust, Inc.	961	133,368
Equinix, Inc.	7,368	5,239,458
Extra Space Storage, Inc.	1,538	206,523
Public Storage	1,187	307,967

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Specialized REITs (continued)
SBA Communications Corp.	20,510	$3,817,321
		10,025,150
Total Real Estate		14,356,383
Utilities - 1.3%
Electric Utilities - 1.3%
Evergy, Inc.	110,514	5,796,459

TOTAL COMMON STOCKS
(Identified Cost $300,489,894)		363,400,509

CORPORATE BONDS - 4.9%

Non-Convertible Corporate Bonds- 4.9%
Communication Services - 0.5%
Entertainment - 0.2%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	810,000	738,392

Interactive Media & Services - 0.3%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	1,565,000	1,461,686

Media - 0.0%##
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	200,000	198,623

Total Communication Services		2,398,701

Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Alibaba Group Holding Ltd.
(China), 2.125%, 2/9/2031	300,000	242,639
(China), 4.00%, 12/6/2037	1,170,000	972,400

Total Consumer Discretionary		1,215,039

Energy - 0.6%
Energy Equipment & Services - 0.1%
Borr IHC Ltd. - Borr Finance LLC (Mexico), 10.00%, 11/15/2028[2]	210,000	217,237
Oil, Gas & Consumable Fuels - 0.5%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025 (Acquired 09/10/2020-09/01/2023, cost $202,846)[3]	223,383	157,216
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	740,000	778,659
Energy Transfer LP
7.375%, 2/1/2031[2]	485,000	499,992
6.50%, 2/1/2042	725,000	734,557

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2024

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
New Fortress Energy, Inc., 8.75%, 3/15/2029[2]	230,000	$224,153
		2,394,577
Total Energy		2,611,814

Financials - 2.2%
Banks - 1.4%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	900,000	741,740
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	820,000	750,635
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[4]	500,000	473,415
Huntington Bancshares, Inc., 2.55%, 2/4/2030	570,000	475,095
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	1,310,000	1,240,039
KeyBank NA, 5.85%, 11/15/2027	480,000	470,969
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.322%), 5.812%, 6/12/2026[4]	280,000	279,886
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[4]	830,000	708,791
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[4]	740,000	713,108
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[4]	700,000	701,034
		6,554,712
Capital Markets - 0.2%
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	740,000	731,279

Consumer Finance - 0.3%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 1.905%), 5.70%, 2/1/2030[4]	1,050,000	1,035,422
Navient Corp., 6.75%, 6/25/2025	235,000	234,469
		1,269,891
Financial Services - 0.0%##
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	135,000	113,488
Insurance - 0.3%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	250,000	243,952

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance (continued)
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	250,000	$243,792
New York Life Global Funding, 4.70%, 1/29/2029[2]	250,000	243,425
SiriusPoint Ltd. (Bermuda), 7.00%, 4/5/2029	510,000	510,596
		1,241,765
Total Financials		9,911,135

Industrials - 0.4%
Construction & Engineering - 0.0%##
Tutor Perini Corp., 11.875%, 4/30/2029[2]	230,000	235,471

Ground Transportation - 0.1%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[4]	240,000	237,347

Passenger Airlines - 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	41,425	41,812
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.60%, 3/1/2026	29,384	28,078
Series 2019-2, Class B, 3.50%, 5/1/2028	233,751	215,269
		285,159
Trading Companies & Distributors - 0.2%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	560,000	499,528
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	540,000	503,823
		1,003,351
Total Industrials		1,761,328

Materials - 0.1%
Metals & Mining - 0.1%
Infrabuild Australia Pty Ltd. (Australia), 14.50%, 11/15/2028[2]	215,000	222,107
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	347,561	325,007
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $44,437)[3,5]	220,000	2

Total Materials		547,116

Real Estate - 0.5%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	230,000	218,142

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2024

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Retail REITs - 0.3%
Simon Property Group LP
2.25%, 1/15/2032	980,000	$777,684
2.65%, 2/1/2032	890,000	726,041
		1,503,725
Specialized REITs - 0.1%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $208,250)[3]	245,000	238,628
SBA Tower Trust, 6.599%, 1/15/2028[2]	405,000	410,938
		649,566
Total Real Estate		2,371,433

Utilities - 0.3%
Electric Utilities - 0.1%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	480,000	500,494

Independent Power and Renewable Electricity Producers - 0.2%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	640,000	659,935

Total Utilities		1,160,429

TOTAL CORPORATE BONDS
(Identified Cost $22,723,532)		21,976,995

U.S. TREASURY SECURITIES - 12.0%

U.S. Treasury Bonds - 2.4%
U.S. Treasury Bond
2.375%, 2/15/2042	12,789,000	8,960,293
3.625%, 2/15/2053	2,486,000	2,029,586

Total U.S. Treasury Bonds
(Identified Cost $11,915,653)		10,989,879
U.S. Treasury Notes - 9.6%
U.S. Treasury Inflation Indexed Note,
0.125%, 1/15/2031	2,986,236	2,593,476
U.S. Treasury Note
2.25%, 11/15/2024	4,384,000	4,311,732
3.125%, 11/15/2028	8,968,000	8,371,768
1.75%, 11/15/2029	11,281,000	9,692,847
0.875%, 11/15/2030	22,985,000	18,097,096

Total U.S. Treasury Notes
(Identified Cost $44,568,609)		43,066,919
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $56,484,262)		54,056,798

ASSET-BACKED SECURITIES - 0.0%##

Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	4,290	3,794

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Nelnet Student Loan Trust, Series 2012-3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 6.145%, 3/26/2040[2,6]	7,089	$7,070
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	50,000	49,514
Oxford Finance Funding LLC, Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	3,010	2,964
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,7]	22	22
Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 6.431%, 10/25/2048[2,6]	2,835	2,878

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $67,292)		66,242

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%##

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,7]	301	281
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,7]	1,888	1,574
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,7]	2,531	2,255
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	2,310	2,068
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,7]	1,466	1,401
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,7]	5,220	4,539
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,7]	1,924	1,761
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,7]	2,639	2,412
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,7]	2,922	2,658
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,7]	3,074	2,731
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[7]	1,124	925
Series 2013-6, Class A2, 3.00%, 5/25/2043[7]	3,148	2,715
Series 2013-8, Class A1, 3.00%, 6/25/2043[7]	1,376	1,193
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 8.50%, 11/15/2027[2,6]	14,572	9,046

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2024

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,7]	7,285	$6,707

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES
(Identified Cost $51,616)		42,266

U.S. GOVERNMENT AGENCIES - 0.0%##

Mortgage-Backed Securities - 0.0%##
Fannie Mae
Pool #MA1834, UMBS, 4.50%, 2/1/2034	2,994	2,903
Pool #AD0207, UMBS, 6.00%, 10/1/2038	3,104	3,186
Pool #MA0258, UMBS, 4.50%, 12/1/2039	2,140	2,047
Pool #AL8674, 5.643%, 1/1/2049	7,755	7,825
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	2,047	1,987
Pool #C91771, 4.50%, 6/1/2034	1,860	1,804
Pool #C91780, 4.50%, 7/1/2034	2,582	2,507

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $24,868)		22,259

SHORT-TERM INVESTMENT - 2.1%

Dreyfus Government Cash Management, Institutional Shares, 5.19%[8]
(Identified Cost $9,300,148)	9,300,148	9,300,148

TOTAL INVESTMENTS - 99.9%
(Identified Cost $389,141,612)		448,865,217
OTHER ASSETS, LESS LIABILITIES - 0.1%		519,013
NET ASSETS - 100%		$449,384,230

ADR - American Depositary Receipt

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $6,709,769, which represented 1.5% of the Series’ Net Assets.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at April 30, 2024 was $395,846, or 0.1% of the Series’ Net Assets.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2024

(unaudited)

5Issuer filed for bankruptcy and/or is in default of interest payments.

6Floating rate security. Rate shown is the rate in effect as of April 30, 2024.

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2024.

8Rate shown is the current yield as of April 30, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series

April 30, 2024 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $389,141,612) (Note 20)	$448,865,217
Cash	25,044
Foreign currency, at value (identified cost $1,279)	1,274
Interest receivable	726,649
Foreign tax reclaims receivable	358,090
Dividends receivable	321,496
Receivable for fund shares sold	58,366
Prepaid expenses	622

TOTAL ASSETS	450,356,758

LIABILITIES:

Accrued management fees[1]	220,805
Accrued sub-transfer agent fees[1]	190,922
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L)[1]	116,238
Accrued fund accounting and administration fees[1]	17,988
Directors' fees payable[1]	15,954
Accrued Chief Compliance Officer service fees[1]	3,065
Payable for fund shares repurchased	174,353
Accrued transfer agent fees	165,699
Professional fees payable	54,158
Other payables and accrued expenses	13,346

TOTAL LIABILITIES	972,528

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$449,384,230

NET ASSETS CONSIST OF:

Capital stock	$188,792
Additional paid-in-capital	379,917,136
Total distributable earnings (loss)	69,278,302

TOTAL NET ASSETS	$449,384,230

1 See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series

April 30, 2024 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($248,984,242/10,475,124 shares)	$23.77

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($99,858,603/4,180,047 shares)	$23.89

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R
($45,623,113/1,912,941 shares)	$23.85

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L
($53,502,855/2,252,292 shares)	$23.75

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($1,415,417/58,782 shares)	$24.08

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Maximum Term Series

For the Six Months Ended April 30, 2024 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $89,315)	$2,811,380
Interest	1,724,803

Total Investment Income	4,536,183

EXPENSES:

Management fees (Note 3)	1,365,547
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	318,431
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	272,679
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	115,126
Sub-transfer agent fees (Note 3)	185,502
Fund accounting and administration fees (Note 3)	52,122
Directors’ fees (Note 3)	35,598
Chief Compliance Officer service fees (Note 3)	4,383
Transfer agent fees	210,917
Custodian fees	13,802
Miscellaneous	137,628

Total Expenses	2,711,735
Less reduction of expenses (Note 3)	(83,365)

Net Expenses	2,628,370

NET INVESTMENT INCOME	1,907,813

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments (net of foreign capital gains tax of $3,605)	9,521,823
Foreign currency and translation of other assets and liabilities	4,790
9,526,613
Net change in unrealized appreciation (depreciation) on-
Investments	47,894,247
Foreign currency and translation of other assets and liabilities	(2,828)
47,891,419
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	57,418,032

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$59,325,845

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Maximum Term Series

	FOR THE SIX MONTHS ENDED 4/30/24 (UNAUDITED)	FOR THE YEAR ENDED 10/31/23
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,907,813	$2,935,652
Net realized gain (loss) on investments and foreign currency	9,526,613	6,736,897
Net change in unrealized appreciation (depreciation) on investments and foreign currency	47,891,419	18,328,704

Net increase (decrease) from operations	59,325,845	28,001,253

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(5,152,583)	(25,379,691)
Class I	(2,051,880)	(8,810,837)
Class R	(881,885)	(4,218,822)
Class L	(889,260)	(4,662,158)
Class W	(35,184)	(139,872)

Total distributions to shareholders	(9,010,792)	(43,211,380)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(16,190,392)	2,180,592

Net increase (decrease) in net assets	34,124,661	(13,029,535)

NET ASSETS:

Beginning of period	415,259,569	428,289,104

End of period	$449,384,230	$415,259,569

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/24 (UNAUDITED)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$21.20	$22.09	$29.84	$22.70	$21.32	$20.59
Income (loss) from investment operations:
Net investment income[1]	0.11	0.16	0.08	0.02	0.05	0.14
Net realized and unrealized gain (loss) on investments	2.94	1.21	(6.13)	7.95	2.402	2.44
Total from investment operations	3.05	1.37	(6.05)	7.97	2.45	2.58
Less distributions to shareholders:
From net investment income	(0.14)	(0.11)	(0.01)	—	(0.03)	(0.08)
From net realized gain on investments	(0.34)	(2.15)	(1.69)	(0.83)	(1.04)	(1.77)
Total distributions to shareholders	(0.48)	(2.26)	(1.70)	(0.83)	(1.07)	(1.85)

Net asset value - End of period	$23.77	$21.20	$22.09	$29.84	$22.70	$21.32
Net assets - End of period (000’s omitted)	$248,984	$235,843	$249,884	$331,183	$261,094	$229,540
Total return[3]	14.39%	6.24%	(21.39%)	35.82%	11.85%[2]	14.19%

Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.10%[4]	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	0.89%[4]	0.71%	0.33%	0.06%	0.25%	0.70%
Series portfolio turnover	24%	56%	62%	49%	88%	73%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.04%[4]	0.06%	0.03%	0.00%[5]	N/A	0.01%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.37. Excluding the proceeds from the settlement, the total return would have been 11.70%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class I

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/24 (UNAUDITED)		10/31/23	10/31/22[1]	10/31/21[1]	10/31/20[1]	10/31/19[1]
Per share data (for a share outstanding through out each period):
Net asset value - Beginning of period	$21.30		$22.19	$33.24	$26.55	$26.72	$28.93
Income (loss) from investment operations:
Net investment income[2]	0.14		0.21	0.14	0.09	0.14	0.25
Net realized and unrealized gain (loss) on investments	2.96		1.20	(6.23)	9.03	2.89 [3]	2.92
Total from investment operations	3.10		1.41	(6.09)	9.12	3.03	3.17
Less distributions to shareholders:
From net investment income	(0.17)		(0.15)	(0.17)	(0.08)	(0.25)	(0.37)
From net realized gain on investments	(0.34)		(2.15)	(4.79)	(2.35)	(2.95)	(5.01)
Total distributions to shareholders	(0.51)		(2.30)	(4.96)	(2.43)	(3.20)	(5.38)
Net asset value - End of period	$23.89		$21.30	$22.19	$33.24	$26.55	$26.72
Net assets - End of period (000’s omitted)	$99,859		$86,866	$86,355	$120,573	$71,034	$79,352
Total return[4]	14.58%		6.42%	(21.17% )	36.17%	12.23% [3]	14.44%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.85%	[5]	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	1.14%	[5]	0.96%	0.58%	0.31%	0.51%	0.94%
Series portfolio turnover	24%		56%	62%	49%	88%	73%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.05%	[5]	0.08%	0.05%	0.04%	0.04%	0.05%

1Per share amounts have been adjusted to reflect a 1: 0.353232 reverse stock split effective after the close of business on November 4, 2022.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.86. Excluding the proceeds from the settlement, the total return would have been 12.11%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class R

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/24 (UNAUDITED)	10/31/23	10/31/22[1]	10/31/21[1]	10/31/20[1]	10/31/19[1]
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$21.27	$22.17	$31.61	$24.71	$24.10	$24.81
Income (loss) from investment operations:
Net investment income (loss)[2]	0.08	0.10	0.04	(0.04)	(0.00)[3]	0.11
Net realized and unrealized gain (loss) on investments	2.96	1.21	(6.21)	8.52	2.684	2.68
Total from investment operations	3.04	1.31	(6.17)	8.48	2.68	2.79
Less distributions to shareholders:
From net investment income	(0.12)	(0.06)	(0.04)	(0.00)[3]	(0.08)	(0.12)
From net realized gain on investments	(0.34)	(2.15)	(3.23)	(1.58)	(1.99)	(3.38)
Total distributions to shareholders	(0.46)	(2.21)	(3.27)	(1.58)	(2.07)	(3.50)
Net asset value - End of period	$23.85	$21.27	$22.17	$31.61	$24.71	$24.10
Net assets - End of period (000’s omitted)	$45,623	$41,847	$42,363	$54,899	$46,036	$13,767
Total return[5]	14.30%	5.96%	(21.59% )	35.60%	11.69% [4]	13.84%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.32% [6]	1.33%	1.32%	1.29%	1.30%	1.34%
Net investment income (loss)	0.67% [6]	0.48%	0.12%	(0.12% )	(0.01% )	0.46%
Series portfolio turnover	24%	56%	62%	49%	88%	73%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	N/A	N/A	N/A	0.00%	[7]

1Per share amounts have been adjusted to reflect a 1: 0.523261 reverse stock split effective after the close of business on November 4, 2022.

2Calculated based on average shares outstanding during the periods.

3Less than $(0.01).

4During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.65. Excluding the proceeds from the settlement, the total return would have been 11.60%.

5Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

6Annualized.

7Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class L

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/24
	(UNAUDITED)	10/31/23	10/31/22[1]	10/31/21[1]	10/31/20[1]	10/31/19[1]

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$21.19	$22.13	$32.87	$26.30	$26.30	$28.07
Income (loss) from investment operations:
Net investment income (loss)[2]	0.02	(0.01)	(0.10)	(0.21)	(0.10)	0.00 [3]
Net realized and unrealized gain (loss) on investments	2.93	1.22	(6.23)	8.95	2.84 [4]	2.92
Total from investment operations	2.95	1.21	(6.33)	8.74	2.74	2.92
Less distributions to shareholders:
From net investment income	(0.05)	—	—	—	(0.03)	(0.08)
From net realized gain on investments	(0.34)	(2.15)	(4.41)	(2.17)	(2.71)	(4.61)
Total distributions to shareholders	(0.39)	(2.15)	(4.41)	(2.17)	(2.74)	(4.69)

Net asset value - End of period	$23.75	$21.19	$22.13	$32.87	$26.30	$26.30
Net assets - End of period (000’s omitted)	$53,503	$49,439	$48,415	$62,765	$52,854	$54,415
Total return[5]	13.92%	5.49%	(21.99% )	34.77%	11.09% [4]	13.40%

Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.85% [6]	1.85%	1.84%	1.82%	1.81%	1.82%
Net investment income (loss)	0.14% [6]	(0.04% )	(0.41% )	(0.65% )	(0.46% )	(0.03% )
Series portfolio turnover	24%	56%	62%	49%	88%	73%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	0.02%	N/A	N/A	N/A	0.01%

1Per share amounts have been adjusted to reflect a 1: 0.383285 reverse stock split effective after the close of business on November 4, 2022.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01.

4During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.81. Excluding the proceeds from the settlement, the total return would have been 10.87%.

5Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

6Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class W

	FOR THE	FOR THE YEAR ENDED				FOR THE
	SIX MONTHS					PERIOD
	ENDED 4/30/24					4/1/19[1] TO
	(UNAUDITED)	10/31/23	10/31/22	10/31/21	10/31/20	10/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$21.48	$22.33	$30.11	$22.84	$21.39	$20.12
Income (loss) from investment operations:
Net investment income[2]	0.23	0.38	0.34	0.29	0.27	0.12
Net realized and unrealized gain (loss) on investments	2.97	1.22	(6.19)	8.01	2.41 [3]	1.24
Total from investment operations	3.20	1.60	(5.85)	8.30	2.68	1.36
Less distributions to shareholders:
From net investment income	(0.26)	(0.30)	(0.24)	(0.20)	(0.19)	(0.09)
From net realized gain on investments	(0.34)	(2.15)	(1.69)	(0.83)	(1.04)	(0.00)[4]
Total distributions to shareholders	(0.60)	(2.45)	(1.93)	(1.03)	(1.23)	(0.09)

Net asset value - End of period	$24.08	$21.48	$22.33	$30.11	$22.84	$21.39
Net assets - End of period (000’s omitted)	$1,415	$1,264	$1,273	$825	$615	$551
Total return[5]	14.95%	7.30%	(20.58% )	37.19%	12.97% [3]	6.79%

Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.10% [6]	0.10%	0.10%	0.10%	0.10%	0.10% [6]
Net investment income	1.89% [6]	1.71%	1.34%	1.06%	1.25%	1.04% [6]
Series portfolio turnover	24%	56%	62%	49%	88%	73%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.70%	[6]	0.71%	0.69%	0.67%	0.66%	0.65%	[6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.38. Excluding the proceeds from the settlement, the total return would have been 12.82%.

4Less than $(0.01).

5Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

6Annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

(unaudited)

1.	Organization

Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series are asset allocation funds. Each invests in a combination of stocks, bonds and cash and is managed according to specific objectives. The objectives are as follows: Pro-Blend® Conservative Term Series - primary objective is preservation of capital; secondary objective is to provide income and long-term growth of capital. Pro-Blend® Moderate Term Series - equal emphasis on long-term growth of capital and preservation of capital. Pro-Blend® Extended Term Series - primary objective is long-term growth of capital; secondary objective is preservation of capital. Pro-Blend® Maximum Term Series - primary objective is long-term growth of capital.

Each Series is authorized to issue six classes of shares (Class S, I, R, L, W, and Z). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2024, 6.4 billion shares have been designated in total among 15 series, of which 162.5 million have been designated as Pro-Blend® Conservative Term Series Class S common stock, 75 million have been designated as Pro-Blend® Conservative Term Series Class I common stock, 125 million each have been designated as Class S common stock and Class I common stock for Pro-Blend® Moderate Term Series, 125 million each have been designated as Class S common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 200 million each have been designated as Class I common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 52.5 million have been designated in each of the Series as Class R common stock, 25 million have been designated in each of the Series as Class L common stock, 100 million have been designated in each of the Series as Class W common stock and Class Z common stock. Class Z common stock is not currently offered for sale.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. Each Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated defaulted rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

The following is a summary of the valuation levels used for major security types as of April 30, 2024 in valuing the Series’ assets or liabilities carried at fair value:

	PRO-BLEND® CONSERVATIVE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$5,285,775	$4,932,423	$353,352	$—
Consumer Discretionary	5,013,085	4,913,903	99,182	—
Consumer Staples	7,856,857	7,448,556	408,301	—
Financials	9,986,143	9,508,735	477,408	—
Health Care	9,464,056	9,352,554	111,502	—
Industrials	8,916,684	8,183,711	732,973	—
Information Technology	5,916,159	5,622,925	293,234	—
Materials	97,594	—	97,594	—
Real Estate	2,693,008	2,649,902	43,106	—
Utilities	883,887	883,887	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	138,227,406	—	138,227,406	—
States and political subdivisions (municipals)	5,106,470	—	5,106,470	—
Corporate debt:
Communication Services	6,951,902	—	6,951,902	—
Consumer Discretionary	3,925,017	—	3,925,017	—
Energy	6,780,395	—	6,780,395	—
Financials	29,052,138	—	29,052,138	—
Industrials	5,359,094	—	5,359,094	—
Materials	1,884,467	—	1,884,467	—
Real Estate	8,170,058	—	8,170,058	—
Utilities	4,760,257	—	4,760,257	—
Asset-backed securities	22,606,144	—	22,606,144	—
Commercial mortgage-backed securities	30,177,446	—	30,177,446	—
Foreign government bonds	1,903,141	—	1,903,141	—
Exchange-traded fund	6,016,536	6,016,536	—	—
Short-Term Investment	6,698,513	6,698,513	—	—
Total assets	$333,732,232	$66,211,645	$267,520,587	$—

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$12,400,925	$11,568,468	$832,457	$—
Consumer Discretionary	11,627,443	11,396,019	231,424	—
Consumer Staples	17,519,755	16,550,587	969,168	—
Financials	21,344,774	20,229,660	1,115,114	—
Health Care	21,776,899	21,515,806	261,093	—
Industrials	20,526,080	18,785,918	1,740,162	—
Information Technology	11,797,730	11,093,091	704,639	—
Materials	228,827	—	228,827	—
Real Estate	6,334,700	6,228,874	105,826	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Utilities	$2,025,671	$2,025,671	$—	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	86,582,926	—	86,582,926	—
States and political subdivisions (municipals)	4,353,696	—	4,353,696	—
Corporate debt:
Communication Services	5,182,544	—	5,182,544	—
Consumer Discretionary	2,862,256	—	2,862,256	—
Energy	5,120,979	—	5,120,979	—
Financials	21,543,494	—	21,543,494	—
Industrials	4,195,050	—	4,195,050	—
Materials	1,534,675	—	1,534,675	—
Real Estate	6,289,615	—	6,289,615	—
Utilities	3,342,849	—	3,342,849	—
Asset-backed securities	15,822,800	—	15,822,800	—
Commercial mortgage-backed securities	19,092,178	—	19,092,178	—
Foreign government bonds	1,474,034	—	1,474,034	—
Exchange-traded fund	9,166,677	9,166,677	—	—
Short-Term Investment	12,424,442	12,424,442	—	—
Total assets	$324,571,019	$140,985,213	$183,585,806	$—

	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$27,494,678	$25,665,620	$1,829,058	$—
Consumer Discretionary	25,515,528	24,994,824	520,704	—
Consumer Staples	37,940,745	35,840,706	2,100,039	—
Financials	47,293,151	44,848,444	2,444,707	—
Health Care	47,315,730	46,737,241	578,489	—
Industrials	44,987,661	41,181,794	3,805,867	—
Information Technology	29,707,312	28,183,687	1,523,625	—
Materials	512,025	—	512,025	—
Real Estate	14,162,511	13,925,408	237,103	—
Utilities	4,382,565	4,382,565	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	112,147,347	—	112,147,347	—
States and political subdivisions (municipals)	3,527,764	—	3,527,764	—
Corporate debt:
Communication Services	6,856,128	—	6,856,128	—
Consumer Discretionary	3,373,528	—	3,373,528	—
Energy	7,031,730	—	7,031,730	—
Financials	28,390,161	—	28,390,161	—
Industrials	5,014,025	—	5,014,025	—
Materials	1,974,480	—	1,974,480	—
Real Estate	7,708,036	—	7,708,036	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Utilities	$4,377,346	$—	$4,377,346	$—
Asset-backed securities	23,042,497	—	23,042,497	—
Commercial mortgage-backed securities	21,692,257	—	21,692,257	—
Foreign government bonds	1,812,164	—	1,812,164	—
Exchange-traded fund	20,723,723	20,723,723	—	—
Short-Term Investment	16,730,938	16,730,938	—	—
Total assets	$543,714,030	$303,214,950	$240,499,080	$—

	PRO-BLEND® MAXIMUM TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$39,072,589	$37,848,177	$1,224,412	$—
Consumer Discretionary	29,487,861	29,058,074	429,787	—
Consumer Staples	36,683,017	34,968,552	1,714,465	—
Energy	1,826,327	1,826,327	—	—
Financials	58,959,738	57,017,680	1,942,058	—
Health Care	72,579,552	72,112,013	467,539	—
Industrials	52,295,784	49,228,521	3,067,263	—
Information Technology	51,671,767	50,429,532	1,242,235	—
Materials	671,032	250,733	420,299	—
Real Estate	14,356,383	14,248,396	107,987	—
Utilities	5,796,459	5,796,459	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	54,079,057	—	54,079,057	—
Corporate debt:
Communication Services	2,398,701	—	2,398,701	—
Consumer Discretionary	1,215,039	—	1,215,039	—
Energy	2,611,814	—	2,611,814	—
Financials	9,911,135	—	9,911,135	—
Industrials	1,761,328	—	1,761,328	—
Materials	547,116	—	547,116	—
Real Estate	2,371,433	—	2,371,433	—
Utilities	1,160,429	—	1,160,429	—
Asset-backed securities	66,242	—	66,242	—
Commercial mortgage-backed securities	42,266	—	42,266	—
Short-Term Investment	9,300,148	9,300,148	—	—
Total assets	$448,865,217	$362,084,612	$86,780,605	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

LIBOR Transition Risk

The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

LIBOR Transition Risk (continued)

based on SOFR have replaced LIBOR in certain financial contracts. The Series may be exposed to financial instruments that recently LIBOR transitioned from, or continue to be tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Series is uncertain.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Asset-Backed Securities

Each Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a Series may subsequently have to reinvest the proceeds at lower interest rates. If a Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Mortgage-Backed Securities

Each Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle a Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

Each Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

Each Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining their net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

In connection with their ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. No such investments were held by the Series on April 30, 2024.

Interest Only Securities

The Series may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Interest Only Securities (continued)

payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Series may not fully recoup its initial investment in IOs.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2024, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2020 through October 31, 2023. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which they invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.40% for Pro-Blend® Conservative Term Series and 0.60% for Pro- Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, of the Series’ average daily net assets.

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class S, Class I, Class R and Class L shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series' expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), at no more than the amounts presented in the following table, of average daily net assets each year.

SERIES/CLASS	EXPENSE LIMIT
Pro-Blend® Conservative Term Series Class S, I, R and L	0.65%
Pro-Blend® Conservative Term Series Class Z	0.50%
Pro-Blend® Conservative Term Series Class W	0.10%
Pro-Blend® Moderate Term Series Class S, I, R and L	0.85%
Pro-Blend® Moderate Term Series Class Z	0.70%
Pro-Blend® Moderate Term Series Class W	0.10%
Pro-Blend® Extended Term Series Class S, I, R and L	0.85%
Pro-Blend® Extended Term Series Class Z	0.70%
Pro-Blend® Extended Term Series Class W	0.10%
Pro-Blend® Maximum Term Series Class S, I, R and L	0.85%
Pro-Blend® Maximum Term Series Class Z	0.70%
Pro-Blend® Maximum Term Series Class W	0.10%

The contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Pursuant to the advisory fee waiver, the Advisor waived the following management fees for Class W shares for the six months ended April 30, 2024. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed the following expenses for Class S, Class I, Class R, Class L and Class W shares for the six months ended April 30, 2024. These amounts are included as a reduction of expenses on the Statement of Operations:

SERIES/CLASS	CLASS W MANAGEMENT FEE WAIVER	WAIVED OPERATING EXPENSES
Pro-Blend® Conservative Term Series	$ 3,454	$ 45,806
Pro-Blend® Moderate Term Series	136	45,479
Pro-Blend® Extended Term Series	373	34
Pro-Blend® Maximum Term Series	4,236	79,129

For the six months ended April 30, 2024, the Advisor did not recoup any expenses from Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series that have been previously waived or reimbursed.

As of April 30, 2024, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

SERIES/CLASS	EXPIRING OCTOBER 31,
	2024	2025	2026	2027	TOTAL
Pro-Blend® Conservative Term Series
Class S	$—	$—	$58,332	$34,888	$93,220
Class I	—	—	17,315	10,311	27,626
Class W	473	651	1,125	607	2,856
Pro-Blend® Moderate Term Series
Class S	$—	$—	$4,266	$19,019	$23,285
Class I	—	231	42,920	26,441	69,592
Class W	70	65	75	19	229
Pro-Blend® Extended Term Series
Class W	$1	$7	$69	$34	$111
Pro-Blend® Maximum Term Series
Class S	$2,390	$78,608	$148,049	$52,295	$281,342
Class I	34,927	54,276	72,922	26,131	188,256
Class L	—	—	9,713	—	9,713
Class W	513	784	1,504	703	3,504

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Each Series compensates the distributor for distributing and servicing the Series’ Class L, Class R and Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares, 1.00% of average daily net assets attributable to Class L shares and an annual rate of 0.50% of daily net assets attributable to Class R shares. There are no distribution and service fees on the Class I, Class W, and Class Z shares of each Series. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended April 30, 2024, purchases and sales of securities, including paydowns and other than short-term securities, were as follows:

SERIES	PURCHASES OTHER ISSUERS	GOVERNMENT	SALES OTHER ISSUERS	GOVERNMENT
Pro-Blend® Conservative Term Series	$50,880,858	$36,626,304	$38,974,458	$62,792,605
Pro-Blend® Moderate Term Series	61,526,566	30,944,808	48,909,846	66,846,269
Pro-Blend® Extended Term Series	120,522,287	47,710,074	85,097,570	116,984,778
Pro-Blend® Maximum Term Series	86,813,702	17,177,680	105,917,491	26,501,590

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class R, Class L, and Class W shares were:

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS S	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	553,164	$7,014,830	1,317,745	$16,506,416
Reinvested	418,678	5,266,973	524,300	6,454,706
Repurchased	(2,060,334)	(26,095,776)	(4,267,764)	(53,033,110)
Total	(1,088,492)	$(13,813,973)	(2,425,719)	$(30,071,988)

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	788,535	$9,961,972	1,137,091	$14,108,822
Reinvested	162,888	2,047,507	225,242	2,773,465
Repurchased	(802,846)	(10,160,536)	(2,804,860)	(34,726,307)
Total	148,577	$1,848,943	(1,442,527)	$(17,844,020)

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	32,243	$407,584	52,668	$658,831
Reinvested	31,640	398,985	41,762	515,500
Repurchased	(118,935)	(1,509,532)	(420,467)	(5,195,772)
Total	(55,052)	$(702,963)	(326,037)	$(4,021,441)

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS L	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	103,161	$1,317,312	288,517	$3,607,208
Reinvested	121,376	1,537,831	112,639	1,394,467
Repurchased	(581,816)	(7,405,325)	(1,095,445)	(13,662,974)
Total	(357,279)	$(4,550,182)	(694,289)	$(8,661,299)

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS W	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	—	$—
Reinvested	4,308	54,109	5,633	69,306
Repurchased	(468)	(5,926)	(4,852)	(59,792)
Total	3,840	$48,183	781	$9,514

PRO-BLEND® MODERATE TERM SERIES CLASS S	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	333,089	$4,561,004	1,126,344	$14,785,809
Reinvested	203,282	2,760,570	195,075	2,555,685
Repurchased	(1,342,431)	(18,343,061)	(5,263,613)	(69,982,396)
Total	(806,060)	$(11,021,487)	(3,942,194)	$(52,640,902)

PRO-BLEND® MODERATE TERM SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	426,062	$5,864,502	955,761	$12,618,972
Reinvested	129,689	1,767,662	122,857	1,613,529
Repurchased	(864,031)	(11,867,750)	(2,309,254)	(30,364,633)
Total	(308,280)	$(4,235,586)	(1,230,636)	$(16,132,132)

PRO-BLEND® MODERATE TERM SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	97,330	$1,339,939	112,478	$1,486,902
Reinvested	28,385	388,020	17,889	235,890
Repurchased	(139,749)	(1,925,924)	(249,894)	(3,301,329)
Total	(14,034)	$(197,965)	(119,527)	$(1,578,537)

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® MODERATE TERM SERIES CLASS L	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	150,298	$2,091,024	324,252	$4,307,625
Reinvested	86,903	1,192,306	15,652	207,264
Repurchased	(591,416)	(8,182,743)	(1,181,695)	(15,592,479)
Total	(354,215)	$(4,899,413)	(841,791)	$(11,077,590)

PRO-BLEND® MODERATE TERM SERIES CLASS W	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	—	$—
Reinvested	184	2,498	76	1,012
Repurchased	(7,687)	(105,909)	(959)	(12,494)
Total	(7,503)	$(103,411)	(883)	$(11,482)

PRO-BLEND® EXTENDED TERM SERIES CLASS S	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	403,673	$7,461,326	1,024,205	$18,018,741
Reinvested	262,376	4,814,590	586,454	10,138,761
Repurchased	(1,380,374)	(25,560,795)	(2,523,344)	(44,116,155)
Total	(714,325)	$(13,284,879)	(912,685)	$(15,958,653)

PRO-BLEND® EXTENDED TERM SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	295,297	$5,480,230	803,103	$14,095,123
Reinvested	138,498	2,545,600	314,720	5,455,567
Repurchased	(695,690)	(12,899,379)	(1,580,739)	(27,948,925)
Total	(261,895)	$(4,873,549)	(462,916)	$(8,398,235)

PRO-BLEND® EXTENDED TERM SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	62,875	$1,173,805	128,606	$2,253,153
Reinvested	38,043	701,507	80,919	1,404,775
Repurchased	(144,784)	(2,682,108)	(275,457)	(4,860,847)
Total	(43,866)	$(806,796)	(65,932)	$(1,202,919)

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® EXTENDED TERM SERIES CLASS L	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	123,924	$2,293,773	399,167	$6,956,834
Reinvested	64,267	1,187,661	137,318	2,394,825
Repurchased	(395,319)	(7,339,906)	(794,599)	(13,909,932)
Total	(207,128)	$(3,858,472)	(258,114)	$(4,558,273)

PRO-BLEND® EXTENDED TERM SERIES CLASS W	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	—	$—
Reinvested	155	2,857	214	3,748
Repurchased	(555)	(10,331)	(150)	(2,676)
Total	(400)	$(7,474)	64	$1,072

PRO-BLEND® MAXIMUM TERM SERIES CLASS S	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	373,035	$8,859,550	789,390	$17,220,994
Reinvested	218,542	5,109,519	1,175,658	24,852,580
Repurchased	(1,241,397)	(29,356,465)	(2,150,174)	(47,857,115)
Total	(649,820)	$(15,387,396)	(185,126)	$(5,783,541)

PRO-BLEND® MAXIMUM TERM SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	494,874	$11,814,506	814,351	$17,881,445
Reinvested	86,718	2,035,287	406,059	8,620,619
Repurchased	(478,969)	(11,412,943)	(1,035,400)	(22,767,303)
Total	102,623	$2,436,850	185,010	$3,734,761

PRO-BLEND® MAXIMUM TERM SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	65,807	$1,569,490	135,325	$2,931,185
Reinvested	37,553	881,370	198,657	4,217,178
Repurchased	(157,466)	(3,740,844)	(277,679)	(6,081,386)
Total	(54,106)	$(1,289,984)	56,303	$1,066,977

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® MAXIMUM TERM SERIES CLASS L	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	82,725	$1,980,320	221,677	$4,840,043
Reinvested	37,826	886,262	219,326	4,654,100
Repurchased	(201,885)	(4,813,970)	(294,745)	(6,367,456)
Total	(81,334)	$(1,947,388)	146,258	$3,126,687

PRO-BLEND® MAXIMUM TERM SERIES CLASS W	FOR THE SIX MONTHS ENDED 4/30/24		FOR THE YEAR ENDED 10/31/23
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	328	$7,735	—	$—
Reinvested	1,492	35,183	6,308	134,751
Repurchased	(1,883)	(45,392)	(4,470)	(99,043)
Total	(63)	$(2,474)	1,838	$35,708

At April 30, 2024, the Advisor and its affiliates owned 0.5% of Pro-Blend® Conservative Term Series, 0.2% of Pro-Blend® Moderate Term Series, less than 0.1% of Pro-Blend® Extended Term Series and 0.4% of Pro-Blend® Maximum Term Series.

6.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2024 unless extended or renewed. During the six months ended April 30, 2024, none of the Series borrowed under the line of credit.

7.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on April 30, 2024.

The Series may invest in a loan assignment of all or a portion of the loans. A Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid. At April 30, 2024, none of the Series held any loan assignments.

Notes to Financial Statements (continued)

(unaudited)

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2023 were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES	PRO-BLEND® MAXIMUM TERM SERIES
Ordinary income	$5,861,434	$4,457,126	$5,709,541	$1,942,129
Long-term capital gains	5,621,881	242,760	14,045,743	41,269,251

At April 30, 2024, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and net unrealized appreciation (depreciation) were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES	PRO-BLEND® MAXIMUM TERM SERIES
Cost for federal income tax purposes	$342,933,600	$320,198,548	$517,978,148	$390,138,684
Unrealized appreciation	10,653,785	21,675,403	51,712,032	74,202,895
Unrealized depreciation	(19,855,153)	(17,302,932)	(25,976,150)	(15,476,362)
Net unrealized appreciation (depreciation)	$(9,201,368)	$4,372,471	$25,735,882	$58,726,533

At October 31, 2023, Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, and Pro-Blend® Extended Term Series had net short-term capital loss carryforwards of $4,263,027, $2,255,388, and $6,278,314, respectively, and Pro-Blend® Conservative Term Series and Pro-Blend® Extended Term Series had long-term capital loss carryforwards of $3,859,691 and $3,031,507, respectively, available, to the extent allowed by the Internal Revenue Code, to offset future net capital gain, if any, which may be carried forward indefinitely.

10.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine, the conflict between Hamas and Israel in the Middle East and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, armed conflicts, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

Liquidity Risk Management Program Disclosure

(unaudited)

The Securities and Exchange commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management by open-end investment companies and reduce Liquidity Risk, which is the risk that open-end investment companies are unable to meet redemption obligations without a significant dilution of remaining shareholder interests.

The Manning & Napier Fund, Inc. and each of its series (each a “Fund” or collectively, the “Funds”) adopted a Liquidity Risk Management Program (the “Program”) and obtained approval from the Board of Directors (the “Board”), including a majority of Directors who are not interested persons of the Fund, to appoint a Liquidity Risk Management Committee (the “Committee”) to assess and manage the Fund’s Liquidity Risk.

Under the Program, assessment and management of Liquidity Risk takes into consideration certain factors, such as each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the Liquidity Rule, the Program includes policies and procedures for the classification of each Fund’s portfolio holdings into four liquidity categories, establishes a 15% limit on holdings of illiquid investments, and sets forth procedures for the override of vendor-derived classifications.

The Committee prepares an annual assessment (“assessment”) of the Program to review the operation of the Program, including the adequacy of controls designed to manage the Funds’ Liquidity Risk. Through this assessment, the Committee re-considers prior conclusions around each factor that the Fund must consider to assess, manage, and review its Liquidity Risk and evaluates the effectiveness of processes to classify Fund assets into liquidity categories, including Committee override determinations. As part of this evaluation the Committee re-affirms that each Fund operates as a Primarily Highly Liquid Fund, with greater than 50% of net assets consistently invested in Highly Liquid Investments, thereby negating a need to establish a Highly Liquid Investment Minimum for any Fund. Lastly, the assessment considers the effectiveness of the safeguards that the Committee adopted to prevent a violation of the Liquidity Rule’s limit on a Fund’s holding of Illiquid Investments.

The most recent assessment covered January 1, 2023, through December 31, 2023, and was presented to the Board in February 2024. This assessment confirmed that the Program continues to operate effectively in all material respects to address the requirements of the Liquidity Rule and manage the Funds’ Liquidity Risk.

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Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNPRO-04/24-SAR

(b)	Not applicable.

ITEM 2: CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

Item 4: Principal Accountant Fees and Services

Not applicable for Semi-Annual Reports.

Item 5: Audit Committee of Listed registrants

Not applicable.

Item 6: Investments

(a)	See Investment Portfolios under Item 1 on this Form N-CSR.

(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11: Controls and Procedures

(a)	Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable for Semi-Annual Reports.

(b) Not applicable for Semi-Annual Reports.

Item 19: Exhibits

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)	Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX-99.906 CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ Paul J. Battaglia

Paul J. Battaglia

President & Principal Executive Officer

Manning & Napier Fund, Inc.

Date: June 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Paul J. Battaglia

Paul J. Battaglia

President & Principal Executive Officer

Manning & Napier Fund, Inc.

Date: June 20, 2024

/s/ Jill Peeper

Jill Peeper

Treasurer and Principal Financial Officer

Manning & Napier Fund, Inc.

Date: June 20, 2024